UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-05002

DWS Variable Series II
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  12/31

Date of reporting period:  3/31/2013

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of March 31, 2013 (Unaudited)

DWS Alternative Asset Allocation VIP
	Shares	Value ($)
Mutual Funds 80.2%
DWS Disciplined Market Neutral Fund "Institutional"* (a)	1,244,157	12,130,526
DWS Enhanced Commodity Strategy Fund "Institutional" (a)	3,369,830	10,850,851
DWS Enhanced Emerging Markets Fixed Income Fund "Institutional" (a)	619,947	6,887,612
DWS Floating Rate Fund "Institutional" (a)	1,021,408	9,713,586
DWS Global Inflation Fund "Institutional" (a)	846,384	9,301,763
DWS RREEF Global Infrastructure Fund "Institutional" (a)	770,474	9,761,904
DWS RREEF Global Real Estate Securities Fund "Institutional" (a)	806,098	6,884,076

Total Mutual Funds (Cost $62,640,957)		65,530,318
Exchange-Traded Funds 18.9%
iShares S&P International Preferred Stock Index Fund	30,205	815,837
iShares S&P U.S. Preferred Stock Index Fund	90,054	3,648,988
Market Vectors Agribusiness Fund	60,036	3,250,949
PowerShares DB G10 Currency Harvest Fund* (b)	30,014	817,882
SPDR Barclays Capital Convertible Securities	67,416	2,857,764
WisdomTree Emerging Markets Local Debt Fund	77,091	4,052,674

Total Exchange-Traded Funds (Cost $14,715,308)		15,444,094
Cash Equivalents 1.3%
Central Cash Management Fund, 0.12% (a) (c) (Cost $1,021,555)	1,021,555	1,021,555

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $78,377,820) †	100.4	81,995,967
Other Assets and Liabilities, Net	(0.4)	(295,148)

Net Assets	100.0	81,700,819

*	Non-income producing security.
†
The cost for federal income tax purposes was $79,168,174.  At March 31, 2013, net unrealized appreciation for all securities based on tax cost was $2,827,793.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $4,878,681 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,050,888.

(a)	Affiliated fund managed by Deutsche Investment Management Americas Inc.
(b)	Affiliated fund managed by DB Commodity Services LLC, a subsidiary of Deutsche Bank AG.
A summary of the Fund’s transactions with affiliated Underlying DWS Funds during the period ended March 31, 2013 is as follows:

Affiliate	Value ($) at 12/31/2012	Purchases Cost ($)	Sales Cost ($)	Realized Gain/ (Loss) ($)	Income Distribu-tions ($)	Capital Gain Distribu-tions ($)	Value ($) at 3/31/2013
DWS Disciplined Market Neutral Fund	10,861,175	1,365,000	285,000	487	—	—	12,130,526
DWS Enhanced Commodity Strategy Fund	9,764,605	1,376,117	—	—	81,117	—	10,850,851
DWS Enhanced Emerging Markets Fixed Income Fund	5,788,784	1,300,959	55,000	673	65,959	—	6,887,612
DWS Floating Rate Fund	8,973,006	1,124,315	480,000	(2,360)	119,315	—	9,713,586
DWS Global Inflation Fund	8,483,420	1,120,931	275,000	(9,160)	10,931	—	9,301,763
DWS Gold & Precious Metals Fund	693,385	120,000	687,045	(150,316)	—	—	—
DWS RREEF Global Infrastructure Fund	7,644,550	1,936,124	435,000	3,052	11,124	—	9,761,904
DWS RREEF Global Real Estate Securities Fund	6,354,589	645,000	480,000	(2,859)	—	—	6,884,076
PowerShares DB G10 Currency Harvest Fund	—	802,031		1,194	—	—	817,882
Central Cash Management Fund	772,008	7,900,232	7,650,685	—	—	—	1,021,555
	59,335,522	17,690,709	10,347,730	(159,289)	288,446	—	67,369,755

(c) The rate shown is the annualized seven-day yield at period end.
S&P: Standard & Poor's
SPDR: Standard & Poor's Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2013 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$65,530,318	$—	$—	$65,530,318
Exchange-Traded Funds	15,444,094	—	—	15,444,094
Short-Term Investments	1,021,555	—	—	1,021,555
Total	$81,995,967	$—	$—	$81,995,967

There have been no transfers between fair value measurement levels during the period ended March 31, 2013.

Investment Portfolio	as of March 31, 2013 (Unaudited)

DWS Diversified International Equity VIP
	Shares	Value ($)
Common Stocks 87.8%
Australia 4.0%
AGL Energy Ltd.	11,731	194,089
APA Group	20,392	126,802
Asciano Ltd.	5,759	33,675
Aurizon Holdings Ltd.	11,307	47,634
Australia & New Zealand Banking Group Ltd.	2,339	69,746
BHP Billiton Ltd.	5,416	185,336
Brambles Ltd.	9,482	83,908
Coca-Cola Amatil Ltd.	2,294	34,882
Cochlear Ltd.	479	34,005
Commonwealth Bank of Australia	354	25,162
Crown Ltd.	5,951	76,435
CSL Ltd.	2,736	169,430
Echo Entertainment Group Ltd.	6,555	23,808
Leighton Holdings Ltd.	986	21,162
National Australia Bank Ltd.	2,126	68,443
Newcrest Mining Ltd.	1,231	25,725
Origin Energy Ltd.	6,869	95,290
Rio Tinto Ltd.	735	43,916
Santos Ltd.	6,168	80,199
Sonic Healthcare Ltd.	3,281	47,879
SP AusNet	47,515	59,160
TABCORP Holdings Ltd.	15,130	50,970
Tatts Group Ltd.	24,689	81,641
Telstra Corp., Ltd.	106,742	501,810
Toll Holdings Ltd.	4,694	29,085
Transurban Group	7,777	51,693
Wesfarmers Ltd.	3,054	128,195
Westfield Group (REIT) (Units)	2,462	27,868
Westpac Banking Corp.	2,057	66,164
Woodside Petroleum Ltd.	3,625	135,735
Woolworths Ltd.	2,335	82,416
WorleyParsons Ltd.	1,091	28,154

(Cost $1,725,086)		2,730,417
Austria 0.5%
Erste Group Bank AG*	5,175	144,469
Immofinanz AG*	21,199	80,357
Raiffeisen Bank International AG	1,218	41,458
Vienna Insurance Group AG Wiener Versicherung Gruppe	1,323	64,101

(Cost $235,592)		330,385
Belgium 1.7%
Ageas	4,615	156,228
Anheuser-Busch InBev NV	4,693	465,134
Delhaize Group	593	32,415
Groupe Bruxelles Lambert SA	1,822	139,380
KBC Groep NV	3,189	110,020
Solvay SA	1,060	143,661
Umicore SA	2,235	105,142

(Cost $642,048)		1,151,980
Bermuda 0.1%
Seadrill Ltd. (Cost $25,496)	2,436	88,641
Canada 7.5%
Agnico-Eagle Mines Ltd.	600	24,612
Agrium, Inc.	400	39,006
Alimentation Couche-Tard, Inc. "B"	1,500	81,301
Bank of Montreal	800	50,354
Bank of Nova Scotia	1,100	64,007
Barrick Gold Corp.	2,100	61,686
BCE, Inc. (a)	3,000	140,158
Bell Aliant, Inc.	1,400	37,128
Bombardier, Inc. "B"	6,500	25,786
Brookfield Asset Management, Inc. "A"	1,000	36,521
CAE, Inc.	2,200	21,505
Canadian Imperial Bank of Commerce	500	39,218
Canadian National Railway Co.	1,300	130,659
Canadian Natural Resources Ltd.	1,400	44,887
Canadian Pacific Railway Ltd.	500	65,236
Canadian Tire Corp., Ltd. "A"	500	36,083
Canadian Utilities Ltd. "A"	1,800	142,657
CGI Group, Inc. "A"*	21,500	584,353
Eldorado Gold Corp.	1,800	17,205
Empire Co., Ltd. "A"	500	32,559
EnCana Corp.	1,000	19,452
Finning International, Inc.	900	22,424
First Quantum Minerals Ltd.	800	15,215
Fortis, Inc.	6,400	215,150
George Weston Ltd.	700	52,046
Gildan Activewear, Inc.	800	31,918
Goldcorp, Inc.	1,800	60,564
Kinross Gold Corp.	2,300	18,203
Loblaw Companies Ltd.	1,500	63,110
Magna International, Inc. "A"	1,106	65,009
Manulife Financial Corp.	2,600	38,289
Metro, Inc. "A"	1,300	81,454
National Bank of Canada	400	29,378
Open Text Corp.*	6,600	390,081
Potash Corp. of Saskatchewan, Inc.	1,300	51,061
Research In Motion Ltd.*	48,300	717,475
Rogers Communications, Inc. "B"	4,800	245,186
Royal Bank of Canada	1,300	78,319
Saputo, Inc.	1,800	91,395
Shaw Communications, Inc. "B"	2,400	59,442
Shoppers Drug Mart Corp.	2,700	115,538
Silver Wheaton Corp.	1,100	34,434
SNC-Lavalin Group, Inc.	600	25,114
Sun Life Financial, Inc.	1,000	27,287
Suncor Energy, Inc.	2,020	60,529
Teck Resources Ltd. "B"	1,200	33,785
Telus Corp.	1,900	131,224
Thomson Reuters Corp. (b)	800	25,957
Thomson Reuters Corp. (b)	1,158	37,612
Tim Hortons, Inc.	1,000	54,349
Toronto-Dominion Bank	900	74,934
TransAlta Corp.	8,600	125,717
Valeant Pharmaceuticals International, Inc.*	4,800	360,337
Yamana Gold, Inc.	1,100	16,946

(Cost $4,038,046)		5,143,855
Channel Islands 0.0%
Randgold Resources Ltd. (Cost $30,423)	371	31,948
Denmark 2.0%
A P Moller-Maersk AS "A"	7	52,455
A P Moller-Maersk AS "B"	18	141,377
Carlsberg AS "B" (a)	4,740	462,350
Danske Bank AS*	16,394	293,903
DSV AS	2,622	63,481
Novo Nordisk AS "B"	1,669	272,448
Tryg AS	621	50,166
William Demant Holding AS*	291	24,423

(Cost $847,376)		1,360,603
Finland 4.0%
Fortum Oyj	14,781	298,769
Kone Oyj "B"	1,396	110,056
Metso Corp.	1,104	47,167
Nokia Oyj (a)	430,902	1,407,566
Pohjola Bank PLC	3,258	47,553
Sampo Oyj "A"	9,294	357,770
Stora Enso Oyj "R"	23,027	149,173
UPM-Kymmene Oyj	20,179	226,065
Wartsila Oyj	1,559	70,333

(Cost $2,071,550)		2,714,452
France 6.9%
Air Liquide SA	1,652	200,873
Arkema	421	38,341
AtoS	697	48,000
AXA SA	4,348	74,953
BNP Paribas SA	2,000	103,035
Bouygues SA	734	19,923
Cap Gemini	2,014	91,794
Carrefour SA	2,147	58,977
Casino Guichard-Perrachon SA	247	25,970
Cie de St-Gobain	755	28,021
DANONE SA	2,453	170,911
Dassault Systemes SA	830	96,015
Electricite de France	2,181	41,848
Essilor International SA	2,393	266,349
France Telecom SA	28,037	284,287
GDF Suez	12,916	248,944
Iliad SA	426	90,687
L'Oreal SA	815	129,316
Lafarge SA	843	56,068
LVMH Moet Hennessy Louis Vuitton SA	420	72,154
Pernod-Ricard SA	790	98,544
Sanofi	13,398	1,366,269
Schneider Electric SA	894	65,390
Societe Generale*	1,549	51,100
Suez Environnement Co.	1,869	23,852
Technip SA	427	43,804
Total SA	6,134	293,184
Unibail-Rodamco SE (REIT)	265	61,722
Veolia Environnement	4,218	53,247
Vinci SA	944	42,575
Vivendi	21,678	448,975

(Cost $3,884,807)		4,695,128
Germany 5.1%
Adidas AG	551	57,212
Allianz SE (Registered)	1,916	260,340
BASF SE	1,618	141,762
Bayer AG	3,118	321,708
Bayerische Motoren Werke (BMW) AG	704	60,778
Beiersdorf AG	1,074	99,215
Commerzbank AG*	17,612	25,882
Continental AG	289	34,577
Daimler AG (Registered)	1,589	86,494
Deutsche Boerse AG	688	41,666
Deutsche Post AG (Registered)	3,555	82,039
Deutsche Telekom AG (Registered)	74,614	788,966
E.ON AG	14,726	257,225
Fresenius Medical Care AG & Co. KGaA	940	63,461
Fresenius SE & Co. KGaA	632	78,010
GEA Group AG	1,223	40,341
Henkel AG & Co. KGaA	1,435	113,314
Infineon Technologies AG	4,778	37,744
K+S AG (Registered)	447	20,793
Kabel Deutschland Holding AG	301	27,755
Linde AG	332	61,759
Merck KGaA	233	35,163
Metro AG	2,014	57,277
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	388	72,594
RWE AG	3,136	116,943
SAP AG	2,471	198,025
Siemens AG (Registered)	2,778	299,274
Volkswagen AG	110	20,696

(Cost $2,682,633)		3,501,013
Hong Kong 2.4%
AIA Group Ltd.	23,000	100,516
Cathay Pacific Airways Ltd.	15,000	25,670
Cheung Kong (Holdings) Ltd.	5,000	73,926
Cheung Kong Infrastructure Holdings Ltd.	7,000	47,984
CLP Holdings Ltd.	17,500	153,395
Galaxy Entertainment Group Ltd.*	12,000	50,284
Hang Lung Properties Ltd.	12,000	44,958
Hang Seng Bank Ltd.	2,200	35,285
Hong Kong & China Gas Co., Ltd.	45,813	133,523
Hong Kong Exchanges & Clearing Ltd.	3,500	59,782
Hopewell Holdings Ltd.	6,000	24,357
Hutchison Whampoa Ltd.	31,000	324,548
Li & Fung Ltd.	36,000	49,720
MTR Corp., Ltd.	17,500	69,637
Noble Group Ltd.	51,363	50,467
NWS Holdings Ltd.	30,000	53,796
Orient Overseas International Ltd.	5,000	33,882
Power Assets Holdings Ltd.	14,000	132,285
Shangri-La Asia Ltd.	12,000	23,656
SJM Holdings Ltd.	12,000	30,074
Sun Hung Kai Properties Ltd.	5,000	67,361
Swire Pacific Ltd. "A"	2,000	25,533
Wharf Holdings Ltd.	6,000	53,664
Yue Yuen Industrial (Holdings) Ltd.	5,000	16,340

(Cost $1,148,372)		1,680,643
Ireland 2.9%
CRH PLC (b)	20,956	463,055
CRH PLC (b)	46,989	1,043,174
Elan Corp. PLC*	27,600	320,480
Experian PLC	1,159	20,156
Shire PLC	3,629	110,520

(Cost $1,620,804)		1,957,385
Italy 3.8%
Assicurazioni Generali SpA	6,464	101,186
Atlantia SpA	7,403	117,275
Enel Green Power SpA	16,188	30,400
Enel SpA	71,348	234,023
Eni SpA	9,990	224,324
Fiat Industrial SpA	18,223	205,090
Fiat SpA*	22,794	121,827
Finmeccanica SpA*	7,959	38,457
Intesa Sanpaolo	40,339	59,447
Luxottica Group SpA	3,208	161,131
Pirelli & C. SpA	5,969	62,699
Prysmian SpA	5,291	109,138
Saipem SpA	1,195	36,828
Snam SpA	16,191	73,867
Telecom Italia SpA	760,363	539,994
Telecom Italia SpA (RSP)	487,394	301,059
Terna - Rete Elettrica Nationale SpA	14,939	61,969
UBI Banca - Unione di Banche Italiane ScpA	3,919	14,474
UniCredit SpA*	21,088	90,670

(Cost $2,837,795)		2,583,858
Japan 11.5%
AEON Co., Ltd.	5,200	67,116
Ajinomoto Co., Inc.	6,000	90,190
Alfresa Holdings Corp.	500	27,036
Asahi Group Holdings Ltd.	3,400	81,230
Asahi Kasei Corp.	5,000	33,356
Astellas Pharma, Inc. (a)	3,300	177,384
Bridgestone Corp.	500	16,838
Canon, Inc.	1,500	54,177
Central Japan Railway Co.	300	31,614
Chubu Electric Power Co., Inc.	13,200	161,678
Chugai Pharmaceutical Co., Ltd.	2,300	52,116
Chugoku Electric Power Co., Inc.	6,300	83,991
Dai-ichi Life Insurance Co., Ltd.	35	47,034
Daiichi Sankyo Co., Ltd.	5,800	111,829
Dainippon Sumitomo Pharma Co., Ltd.	1,800	33,558
Daito Trust Construction Co., Ltd.	100	8,520
Daiwa House Industry Co., Ltd.	2,000	38,668
Daiwa Securities Group, Inc.	6,000	41,812
Denso Corp.	800	33,866
Eisai Co., Ltd.	2,100	93,695
Electric Power Development Co., Ltd.	1,600	42,101
FamilyMart Co., Ltd.	500	23,105
FANUC Corp.	200	30,786
FUJIFILM Holdings Corp.	1,200	23,405
Hisamitsu Pharmaceutical Co., Inc.	700	38,222
Hitachi Ltd.	7,000	40,378
Hokkaido Electric Power Co., Inc.*	2,100	22,152
Hokuriku Electric Power Co.	2,800	34,474
Honda Motor Co., Ltd.	1,600	60,424
HOYA Corp.	1,400	26,056
Idemitsu Kosan Co., Ltd.	300	25,878
INPEX Corp.	21	111,542
Japan Petroleum Exploration Co., Ltd.	700	27,774
Japan Real Estate Investment Corp. (REIT)	3	41,079
Japan Tobacco, Inc.	7,400	235,832
JFE Holdings, Inc.	1,400	26,279
JX Holdings, Inc.	22,920	126,853
Kansai Electric Power Co., Inc.*	15,900	156,745
Kao Corp.	4,500	147,235
KDDI Corp.	6,800	279,556
Keyence Corp.	110	33,455
Kikkoman Corp.	2,000	35,205
Kirin Holdings Co., Ltd.	6,000	96,308
Komatsu Ltd.	900	21,502
Kyocera Corp.	400	37,436
Kyowa Hakko Kirin Co., Ltd.	3,000	34,227
Kyushu Electric Power Co., Inc.*	9,500	98,598
Lawson, Inc.	500	38,509
MEIJI Holdings Co., Ltd.	500	23,185
Miraca Holdings, Inc.	500	24,353
Mitsubishi Chemical Holdings Corp.	6,500	30,037
Mitsubishi Corp.	1,900	35,180
Mitsubishi Estate Co., Ltd.	3,000	82,732
Mitsubishi Tanabe Pharma Corp.	2,200	33,771
Mitsubishi UFJ Financial Group, Inc. (a)	35,500	210,432
Mitsui & Co., Ltd.	2,500	34,870
Mitsui Fudosan Co., Ltd.	2,000	56,068
Mizuho Financial Group, Inc. (a)	63,500	134,238
MS&AD Insurance Group Holdings, Inc.	2,400	52,673
Nintendo Co., Ltd.	200	21,480
Nippon Building Fund, Inc. (REIT)	4	55,240
Nippon Meat Packers, Inc.	2,000	32,953
Nippon Steel & Sumitomo Metal	16,000	39,943
Nippon Telegraph & Telephone Corp. (a)	5,409	235,873
Nishi-Nippon City Bank Ltd.	8,000	25,070
Nissan Motor Co., Ltd.	1,100	10,575
Nisshin Seifun Group, Inc.	3,000	40,761
Nissin Foods Holdings Co., Ltd.	700	32,607
Nitto Denko Corp.	600	35,502
NKSJ Holdings, Inc.	1,750	36,511
Nomura Holdings, Inc.	12,000	73,554
Nomura Real Estate Office Fund, Inc. (REIT)	5	37,499
NTT DoCoMo, Inc.	187	282,283
Olympus Corp.*	1,900	44,626
Ono Pharmaceutical Co., Ltd.	700	42,609
Oriental Land Co., Ltd.	100	16,274
ORIX Corp.*	3,800	48,078
Osaka Gas Co., Ltd.	30,000	131,938
Otsuka Holdings KK	2,600	91,146
Panasonic Corp.	3,100	21,537
Resona Holdings, Inc.	6,900	35,770
Santen Pharmaceutical Co., Ltd.	700	33,091
Seven & I Holdings Co., Ltd.	6,200	205,163
Shikoku Electric Power Co., Inc.*	2,600	37,784
Shin-Etsu Chemical Co., Ltd.	700	46,476
Shionogi & Co., Ltd.	2,200	45,409
Shiseido Co., Ltd.	3,500	49,339
Showa Shell Sekiyu KK	4,000	29,575
SOFTBANK Corp.	11,000	507,144
Sony Corp.	1,300	22,676
Sumitomo Chemical Co., Ltd.	6,000	18,675
Sumitomo Metal Mining Co., Ltd.	2,000	28,533
Sumitomo Mitsui Financial Group, Inc.	3,800	152,388
Sumitomo Mitsui Trust Holdings, Inc.	7,410	34,871
Sumitomo Realty & Development Co., Ltd.	1,000	38,190
Suzuken Co., Ltd.	900	33,463
Sysmex Corp.	400	24,603
T&D Holdings, Inc.	3,600	43,444
Taisho Pharmaceutical Holdings Co., Ltd.	300	21,735
Takeda Pharmaceutical Co., Ltd. (a)	5,700	304,573
Terumo Corp.	1,400	60,233
Toho Gas Co., Ltd.	7,000	45,583
Tohoku Electric Power Co., Inc.*	10,000	80,735
Tokio Marine Holdings, Inc.	2,200	61,932
Tokyo Electric Power Co., Inc.*	24,100	65,284
Tokyo Gas Co., Ltd. (a)	44,000	240,251
TonenGeneral Sekiyu KK	4,000	39,263
Toray Industries, Inc.	4,000	27,025
Toshiba Corp.	8,000	40,113
Toyo Suisan Kaisha Ltd.	1,000	30,594
Toyota Motor Corp.	2,200	113,582
Tsumura & Co.	700	25,841
Unicharm Corp.	900	53,253
Yakult Honsha Co., Ltd.	700	28,294

(Cost $6,528,142)		7,899,307
Luxembourg 0.3%
ArcelorMittal	4,154	53,658
Millicom International Cellular SA (SDR)	1,194	95,466
Tenaris SA	1,718	34,960

(Cost $164,913)		184,084
Macau 0.2%
Sands China Ltd.	16,000	83,001
Wynn Macau Ltd.*	9,200	24,616

(Cost $36,554)		107,617
Netherlands 6.5%
AEGON NV	13,027	78,432
Akzo Nobel NV	2,534	161,012
ASML Holding NV (a)	21,025	1,415,595
Corio NV (REIT)	729	34,035
Gemalto NV	952	83,081
Heineken Holding NV	913	58,534
Heineken NV	780	58,879
ING Groep NV (CVA)*	27,123	194,926
Koninklijke (Royal) KPN NV (a)	114,093	386,619
Koninklijke Ahold NV	6,503	99,713
Koninklijke DSM NV	1,774	103,349
Koninklijke Philips Electronics NV	5,110	151,862
Koninklijke Vopak NV	374	22,559
Randstad Holding NV	918	37,621
Reed Elsevier NV	23,165	397,089
Royal Dutch Shell PLC "A"	1,952	63,393
Royal Dutch Shell PLC "B"	2,331	77,567
TNT Express NV	2,201	16,191
Unilever NV (CVA)	7,993	327,667
Wolters Kluwer NV	11,096	242,485
Ziggo NV	13,204	464,888

(Cost $3,712,297)		4,475,497
Norway 1.9%
DnB ASA	20,390	300,076
Gjensidige Forsikring ASA	2,423	40,129
Norsk Hydro ASA	22,115	96,185
Statoil ASA	7,119	173,817
Telenor ASA	23,063	505,816
Yara International ASA	4,676	212,684

(Cost $650,099)		1,328,707
Singapore 3.2%
CapitaLand Ltd.	20,000	57,063
ComfortDelGro Corp., Ltd.	29,000	44,716
DBS Group Holdings Ltd.	10,000	129,367
Genting Singapore PLC	175,000	211,476
Global Logistic Properties Ltd.	17,000	36,025
Golden Agri-Resources Ltd.	173,000	81,076
Hutchison Port Holdings Trust (Units)	63,000	53,627
Jardine Cycle & Carriage Ltd.	3,000	123,822
Keppel Corp., Ltd.	15,400	139,336
Olam International Ltd. (a)	43,000	59,775
Oversea-Chinese Banking Corp., Ltd.	14,000	120,449
SembCorp Industries Ltd.	16,000	67,044
SembCorp Marine Ltd.	8,000	28,650
Singapore Airlines Ltd.	6,000	52,647
Singapore Exchange Ltd.	7,000	43,539
Singapore Press Holdings Ltd.	37,000	133,818
Singapore Technologies Engineering Ltd.	15,000	52,241
Singapore Telecommunications Ltd.	127,000	368,234
Singapore Telecommunications Ltd.	30,000	86,758
StarHub Ltd.	14,000	49,150
United Overseas Bank Ltd.	7,000	115,227
Wilmar International Ltd.	50,000	139,492

(Cost $1,491,527)		2,193,532
Spain 4.7%
Abertis Infraestructuras SA (a)	8,581	144,875
Acciona SA	263	14,461
ACS, Actividades de Construccion y Servicios SA	2,511	58,671
Amadeus IT Holding SA "A"	16,502	446,724
Banco Bilbao Vizcaya Argentaria SA	12,973	113,125
Banco Santander SA	26,579	179,806
Enagas SA	2,258	52,760
Ferrovial SA	7,677	122,314
Gas Natural SDG SA	4,736	83,937
Iberdrola SA	50,661	236,253
Inditex SA	3,008	400,859
Red Electrica Corporacion SA	1,484	74,703
Repsol SA	20,305	413,150
Telefonica SA	61,238	827,750
Zardoya Otis SA	3,050	40,790

(Cost $2,883,799)		3,210,178
Sweden 3.5%
Assa Abloy AB "B"	1,207	49,370
Atlas Copco AB "A"	2,084	59,384
Boliden AB	10,746	173,345
Electrolux AB "B"	1,087	27,696
Hennes & Mauritz AB "B"	5,804	207,845
Hexagon AB "B"	2,788	76,040
Husqvarna AB "B"	4,852	28,676
Nordea Bank AB	10,270	116,531
Sandvik AB	3,095	47,761
Skandinaviska Enskilda Banken AB "A"	4,035	40,588
Skanska AB "B"	1,724	31,198
SKF AB "B"	1,279	31,294
Svenska Cellulosa AB "B"	13,283	342,966
Svenska Handelsbanken AB "A"	1,999	85,559
Swedbank AB "A"	2,795	63,682
Swedish Match AB	5,225	162,357
Tele2 AB "B"	5,797	101,005
Telefonaktiebolaget LM Ericsson "B"	34,839	434,702
TeliaSonera AB	38,625	276,127
Volvo AB "B"	2,677	39,007

(Cost $1,615,483)		2,395,133
Switzerland 7.6%
ABB Ltd. (Registered)*	6,008	135,683
Actelion Ltd. (Registered)*	481	26,138
Adecco SA (Registered)*	407	22,317
Aryzta AG*	598	35,334
Compagnie Financiere Richemont SA "A"	1,918	150,775
Credit Suisse Group AG (Registered)*	2,979	78,620
Geberit AG (Registered)*	147	36,215
Givaudan SA (Registered)*	42	51,607
Glencore International PLC	4,330	23,542
Holcim Ltd. (Registered)*	980	78,184
Lonza Group AG (Registered)*	466	30,263
Nestle SA (Registered)	20,152	1,457,917
Novartis AG (Registered)	10,134	721,657
Roche Holding AG (Genusschein)	3,215	750,616
Sika AG (Bearer)	19	46,204
Sonova Holding AG (Registered)*	289	34,708
STMicroelectronics NV	8,506	65,508
Swatch Group AG (Bearer)	87	50,653
Swiss Re AG.*	723	58,841
Swisscom AG (Registered)	2,001	926,177
Syngenta AG (Registered)	246	102,823
UBS AG (Registered)*	5,885	90,377
Wolseley PLC	878	43,879
Xstrata PLC	2,858	46,584
Zurich Insurance Group AG*	398	110,843

(Cost $2,710,835)		5,175,465
United Kingdom 7.2%
Anglo American PLC	1,947	50,121
ARM Holdings PLC	26,689	375,431
AstraZeneca PLC	8,219	413,259
BAE Systems PLC	8,559	51,374
Barclays PLC	8,467	37,526
BG Group PLC	3,267	56,084
BHP Billiton PLC	3,282	95,289
BP PLC	14,756	103,627
British American Tobacco PLC	2,622	140,389
British Sky Broadcasting Group PLC	3,065	41,138
BT Group PLC	34,124	143,785
Burberry Group PLC	877	17,726
Capita PLC	1,652	22,608
Centrica PLC	23,148	129,537
Compass Group PLC	1,662	21,236
Diageo PLC	3,511	110,558
GlaxoSmithKline PLC	34,007	795,989
HSBC Holdings PLC	12,924	137,587
Imperial Tobacco Group PLC	1,507	52,765
Inmarsat PLC	3,673	39,299
International Consolidated Airlines Group SA*	16,625	64,259
Kazakhmys PLC	2,845	16,985
Kingfisher PLC	7,038	30,848
Lloyds Banking Group PLC*	35,330	26,286
Marks & Spencer Group PLC	6,157	36,497
National Grid PLC	14,501	168,868
Pearson PLC	2,051	36,961
Reckitt Benckiser Group PLC	814	58,409
Reed Elsevier PLC	4,792	57,049
Rio Tinto PLC	1,800	84,781
Rolls-Royce Holdings PLC*	1,946	33,439
SABMiller PLC	1,281	67,465
Severn Trent PLC	1,531	39,846
Smith & Nephew PLC	6,163	71,299
Smiths Group PLC	1,710	32,771
SSE PLC	4,799	108,436
Standard Chartered PLC	1,687	43,702
Subsea 7 SA	1,418	33,263
Tesco PLC	10,251	59,600
The Sage Group PLC	30,264	158,062
Unilever PLC	1,529	64,871
United Utilities Group PLC	5,004	53,898
Vodafone Group PLC	238,662	677,406
William Morrison Supermarkets PLC	5,677	23,842
WPP PLC	3,863	61,787

(Cost $3,228,254)		4,945,958
United States 0.3%
Catamaran Corp.* (Cost $173,030)	3,700	196,063

Total Common Stocks (Cost $44,984,961)		60,081,849
Preferred Stocks 0.4%
Germany
Bayerische Motoren Werke (BMW) AG	416	26,581
Henkel AG & Co. KGaA	2,045	196,898
Porsche Automobil Holding SE	395	28,891
Volkswagen AG	123	24,450

Total Preferred Stocks (Cost $115,636)		276,820
Exchange-Traded Funds 9.1%
Emerging Markets
iShares MSCI Emerging Markets Index Fund	73,000	3,122,940
Vanguard FTSE Emerging Markets Fund	71,400	3,062,346

Total Exchange-Traded Funds (Cost $4,637,577)		6,185,286
Securities Lending Collateral 6.8%
Daily Assets Fund Institutional, 0.14% (c) (d) (Cost $4,662,683)	4,662,683	4,662,683
Cash Equivalents 2.1%
Central Cash Management Fund, 0.12% (c) (Cost $1,439,419)	1,439,419	1,439,419

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $55,840,276) †	106.2	72,646,057
Other Assets and Liabilities, Net	(6.2)	(4,228,733)

Net Assets	100.0	68,417,324

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security.
†
The cost for federal income tax purposes was $56,127,035.  At March 31, 2013, net unrealized appreciation for all securities based on tax cost was $16,519,022.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $20,256,743 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $3,737,721.

(a) All or a portion of these securities were on loan. The value of securities loaned at March 31, 2013 amounted to $4,332,116 which is 6.3% of net assets.
(b) Securities with the same description are the same corporate entity but trade on different stock exchanges.
(c) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
CVA: Certificaten Van Aandelen (Certificate of Stock)
FTSE: Financial Times and the London Stock Exchange
MSCI: Morgan Stanley Capital International
REIT: Real Estate Investment Trust
RSP: Risparmio (Convertible Savings Shares)
SDR: Swedish Depositary Receipt
At March 31, 2013, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)

ASX SPI 200 Index	AUD	6/20/2013	1	129,285	(4,246)
Euro Stoxx 50 Index	EUR	6/21/2013	33	1,080,369	(37,130)
FTSE 100 Index	GBP	6/21/2013	1	96,500	(884)
Nikkei 225 Index	USD	6/13/2013	4	249,800	11,334
S&P TSE 60 Index	CAD	6/20/2013	1	143,505	(1,392)
Total net unrealized depreciation					(32,318)

Currency Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
USD	United States Dollar

At March 31, 2013 the DWS Diversified International Equity VIP had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks & Preferred Stocks
Telecommunication Services	9,762,810	16.2%
Health Care	7,863,994	13.0%
Consumer Staples	7,385,705	12.2%
Financials	7,287,333	12.1%
Information Technology	6,902,696	11.4%
Materials	4,991,687	8.3%
Utilities	4,935,862	8.2%
Industrials	4,580,441	7.6%
Consumer Discretionary	4,180,368	6.9%
Energy	2,467,773	4.1%
Total	60,358,669	100.0%
Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2013 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stock and Preferred Stocks (e)
Australia	$—	$2,730,417	$—	$2,730,417
Austria	—	330,385	—	330,385
Belgium	—	1,151,980	—	1,151,980
Bermuda	—	88,641	—	88,641
Canada	5,106,243	37,612	—	5,143,855
Channel Islands	—	31,948		31,948
Denmark	—	1,360,603	—	1,360,603
Finland	—	2,714,452	—	2,714,452
France	—	4,695,128	—	4,695,128
Germany	—	3,777,833	—	3,777,833
Hong Kong	—	1,680,643	—	1,680,643
Ireland	—	1,957,385	—	1,957,385
Italy	—	2,583,858	—	2,583,858
Japan	—	7,899,307	—	7,899,307
Luxembourg	—	184,084	—	184,084
Macau	—	107,617	—	107,617
Netherlands	—	4,475,497	—	4,475,497
Norway	—	1,328,707	—	1,328,707
Singapore	—	2,193,532	—	2,193,532
Spain	—	3,210,178	—	3,210,178
Sweden	—	2,395,133	—	2,395,133
Switzerland	—	5,175,465	—	5,175,465
United Kingdom	—	4,945,958	—	4,945,958
United States	196,063	—	—	196,063
Exchange-Traded Funds	6,185,286	—	—	6,185,286
Short-Term Investments(e)	6,102,102	—	—	6,102,102
Derivatives(f)
Futures Contracts	11,334	—	—	11,334
Total	$17,601,028	$55,056,363	$—	$72,657,391

Liabilities
Derivatives(f)
Futures Contracts	$(43,652)	$—	$—	$(43,652)
Total	$(43,652)	$—	$—	$(43,652)

There have been no transfers between fair value measurement levels during the period ended March 31, 2013.
(e)	See Investment Portfolio for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on futures contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of March 31, 2013 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Equity Contracts	$(32,318)

Investment Portfolio	as of March 31, 2013 (Unaudited)

DWS Global Thematic VIP
(Effective May 1, 2013 the Fund was renamed DWS Global Growth VIP)

	Shares	Value ($)
Common Stocks 98.4%
Argentina 0.6%
MercadoLibre, Inc. (a) (Cost $293,040)	3,529	340,760
Austria 1.3%
Erste Group Bank AG* (Cost $477,201)	24,538	685,018
Bahrain 0.2%
Aluminium Bahrain (GDR) 144A (Cost $265,218)	21,937	100,084
Belgium 0.7%
Belgacom SA (Cost $445,038)	14,523	361,383
Bermuda 1.0%
Lazard Ltd. "A"	11,256	384,167
Teekay Corp.	5,032	180,951

(Cost $445,222)		565,118
Brazil 3.4%
All America Latina Logistica	49,152	245,669
Braskem SA (ADR)	30,084	407,337
Diagnosticos da America SA	28,031	162,159
Embraer SA (ADR)	8,907	317,713
Lojas Renner SA	4,298	160,838
SLC Agricola SA	61,890	570,892

(Cost $2,010,232)		1,864,608
Canada 4.7%
Barrick Gold Corp.	16,796	493,802
Detour Gold Corp.*	6,280	120,735
Goldcorp, Inc.	17,176	577,629
Potash Corp. of Saskatchewan, Inc.	28,122	1,103,788
TransAlta Corp.	19,600	286,519

(Cost $2,961,686)		2,582,473
China 4.7%
China Life Insurance Co., Ltd. "H"	284,983	742,511
Home Inns & Hotels Management, Inc. (ADR)*	11,088	330,312
Industrial & Commercial Bank of China Ltd. "H"	762,277	535,657
Li Ning Co., Ltd.* (a)	184,438	108,821
Mindray Medical International Ltd. (ADR) (a)	6,857	273,869
Ping An Insurance (Group) Co. of China Ltd. "H"	76,700	595,410

(Cost $2,696,388)		2,586,580
Denmark 0.4%
A P Moller-Maersk AS "B" (Cost $212,967)	30	235,628
Egypt 0.6%
Orascom Telecom Holding SAE (GDR) REG S* (Cost $129,696)	97,029	308,643
France 1.9%
LVMH Moet Hennessy Louis Vuitton SA	4,423	759,856
Renault SA	4,345	272,842

(Cost $884,178)		1,032,698
Germany 11.6%
Adidas AG	3,737	388,023
Axel Springer AG	16,523	716,239
Commerzbank AG* (a)	267,329	392,862
Deutsche Lufthansa AG (Registered)	19,230	375,683
Deutsche Post AG (Registered)	57,072	1,317,055
Deutsche Telekom AG (Registered)	51,315	542,603
Fraport AG	15,364	861,743
Infineon Technologies AG	136,786	1,080,557
TAG Immobilien AG	4,797	54,923
Telefonica Deutschland Holding AG*	75,810	580,393

(Cost $5,581,695)		6,310,081
Hungary 0.4%
OTP Bank Nyrt. (Cost $197,723)	11,131	200,806
India 2.8%
ICICI Bank Ltd. (ADR) (a) (Cost $1,260,716)	35,818	1,536,592
Ireland 0.5%
Shire PLC (Cost $280,781)	9,398	286,213
Israel 1.2%
Teva Pharmaceutical Industries Ltd. (ADR) (Cost $639,460)	16,678	661,783
Japan 1.1%
INPEX Corp. (Cost $540,853)	115	610,825
Korea 3.8%
Hyundai Engineering & Construction Co., Ltd.	3,033	182,373
Hyundai Motor Co.	2,708	545,202
Samsung Electronics Co., Ltd.	992	1,361,481

(Cost $1,582,894)		2,089,056
Luxembourg 1.0%
Millicom International Cellular SA (SDR) (Cost $575,331)	6,636	530,581
Malaysia 0.8%
CIMB Group Holdings Bhd. (Cost $407,865)	170,700	420,617
Mexico 1.1%
Wal-Mart de Mexico SAB de CV "V" (Cost $538,987)	185,684	606,146
Netherlands 3.3%
Koninklijke (Royal) KPN NV (a)	75,608	256,208
QIAGEN NV*	24,006	500,792
Unilever NV (CVA) (a)	24,799	1,016,616

(Cost $1,937,604)		1,773,616
Russia 2.2%
LUKOIL OAO (ADR)	5,717	368,691
VTB Bank OJSC (GDR) REG S	162,139	511,019
X5 Retail Group NV (GDR) REG S*	18,755	315,352

(Cost $1,240,049)		1,195,062
South Africa 2.0%
Gold Fields Ltd.	20,731	159,194
Murray & Roberts Holdings Ltd.*	21,383	54,617
Shoprite Holdings Ltd.	9,818	195,234
Sibanye Gold Ltd.*	20,731	30,188
Standard Bank Group Ltd.	35,289	454,340
Tiger Brands Ltd.	5,825	186,238

(Cost $1,163,479)		1,079,811
Sweden 1.3%
Telefonaktiebolaget LM Ericsson "B" (Cost $483,125)	55,204	688,805
Switzerland 4.8%
Julius Baer Group Ltd.*	26,529	1,033,451
Novartis AG (Registered)	11,593	825,554
Roche Holding AG (Genusschein)	3,183	743,145

(Cost $2,029,014)		2,602,150
Thailand 1.9%
Bangkok Bank PCL (Foreign Registered)	44,800	354,912
Kasikornbank PCL (Foreign Registered)	36,100	261,335
Seamico Securities PCL (Foreign Registered)	1,748,260	101,487
Siam Cement PCL (NVDR)	18,049	301,998

(Cost $736,011)		1,019,732
United Kingdom 3.9%
AstraZeneca PLC	9,603	482,847
National Grid PLC	30,498	355,158
SABMiller PLC	7,564	398,363
Vodafone Group PLC	317,855	902,183

(Cost $1,937,977)		2,138,551
United States 35.2%
AbbVie, Inc.	5,170	210,833
Adobe Systems, Inc.*	7,644	332,590
AGCO Corp.	9,165	477,680
Apple, Inc.	2,419	1,070,722
Artisan Partners Asset Management, Inc.*	1,634	64,461
Ashland, Inc. (a)	4,239	314,958
Bank of America Corp.	58,386	711,141
Bunge Ltd. (a)	6,672	492,594
Calpine Corp.*	53,411	1,100,267
CF Industries Holdings, Inc.	1,967	374,458
CSX Corp. (a)	58,265	1,435,067
Dow Chemical Co. (a)	44,612	1,420,446
Energy Transfer Equity LP	3,294	192,633
Energy Transfer Partners LP (a)	14,106	715,033
Frontier Communications Corp. (a)	30,691	122,150
Hain Celestial Group, Inc.*	4,850	296,238
iRobot Corp.* (a)	6,251	160,401
Laboratory Corp. of America Holdings* (a)	16,569	1,494,524
Life Technologies Corp.*	4,517	291,934
Microsoft Corp.	28,585	817,817
Mondelez International, Inc. "A"	16,089	492,484
NCR Corp.*	33,037	910,500
NetApp, Inc.*	10,789	368,552
New York Times Co. "A"*	14,819	145,226
NIKE, Inc. "B"	6,206	366,216
Oracle Corp.	23,393	756,530
Plains All American Pipeline LP	5,412	305,670
Quest Diagnostics, Inc.	7,024	396,505
Ryder System, Inc.	1,195	71,401
Starwood Hotels & Resorts Worldwide, Inc.	8,153	519,591
Tesoro Corp.	2,828	165,579
The Mosaic Co.	19,471	1,160,666
Tumi Holdings, Inc.* (a)	11,191	234,340
UnitedHealth Group, Inc.	9,550	546,355
Valero Energy Corp.	4,904	223,083
VF Corp. (a)	2,586	433,801

(Cost $16,326,569)		19,192,446

Total Common Stocks (Cost $48,280,999)		53,605,866
Preferred Stock 0.7%
Brazil
Itau Unibanco Holding SA (ADR) (a) (Cost $320,035)	22,641	403,010
Rights 0.0%
China
Li Ning Co., Ltd. Expiration Date 4/15/2013* (Cost $0)	92,219	12,712
Securities Lending Collateral 14.3%
Daily Assets Fund Institutional, 0.14% (b) (c) (Cost $7,779,663)	7,779,663	7,779,663
Cash Equivalents 1.6%
Central Cash Management Fund, 0.12% (b) (Cost $862,680)	862,680	862,680

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $57,243,377) †	115.0	62,663,931
Other Assets and Liabilities, Net	(15.0)	(8,181,561)

Net Assets	100.0	54,482,370

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security.
†
The cost for federal income tax purposes was $57,849,326.  At March 31, 2013, net unrealized appreciation for all securities based on tax cost was $4,814,605.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $7,984,684  and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $3,170,079.

(a) All or a portion of these securities were on loan. The value of securities loaned at March 31, 2013 amounted to $7,662,359 which is 14.1% of net assets.
(b) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
CVA: Certificaten Van Aandelen (Certificate of Stock)
GDR: Global Depositary Receipt
NVDR: Non-Voting Depository Receipt
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

SDR: Swedish Depositary Receipt

At March 31, 2013 the DWS Global Thematic VIP had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks, Preferred Stock & Rights
Financials	9,443,719	17.5%
Information Technology	7,728,314	14.3%
Health Care	6,876,513	12.7%
Materials	6,565,283	12.2%
Industrials	5,574,629	10.3%
Consumer Discretionary	5,154,420	9.5%
Consumer Staples	4,570,157	8.5%
Telecommunication Services	3,604,144	6.7%
Energy	2,762,465	5.1%
Utilities	1,741,944	3.2%
Total	54,021,588	100.0%

Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2013 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks & Preferred Stock(d)
Argentina	$340,760	$—	$—	$340,760
Austria	—	685,018	—	685,018
Bahrain	—	100,084	—	100,084
Belgium	—	361,383	—	361,383
Bermuda	565,118	—	—	565,118
Brazil	2,267,618	—	—	2,267,618
Canada	2,582,473	—	—	2,582,473
China	604,181	1,982,399	—	2,586,580
Denmark	—	235,628	—	235,628
Egypt	—	308,643	—	308,643
France	—	1,032,698	—	1,032,698
Germany	—	6,310,081	—	6,310,081
Hungary	—	200,806	—	200,806
India	1,536,592	—	—	1,536,592
Ireland	—	286,213	—	286,213
Israel	661,783	—	—	661,783
Japan	—	610,825	—	610,825
Korea	—	2,089,056	—	2,089,056
Luxembourg	—	530,581	—	530,581
Malaysia	—	420,617	—	420,617
Mexico	606,146	—	—	606,146
Netherlands	—	1,773,616	—	1,773,616
Russia	—	1,195,062	—	1,195,062
South Africa	—	1,079,811	—	1,079,811
Sweden	—	688,805	—	688,805
Switzerland	—	2,602,150	—	2,602,150
Thailand	—	1,019,732	—	1,019,732
United Kingdom	—	2,138,551	—	2,138,551
United States	19,192,446	—	—	19,192,446
Rights(d)	12,712	—	—	12,712
Short-Term Investments(d)	8,642,343	—	—	8,642,343
Total	$37,012,172	$25,651,759	$—	$62,663,931

There have been no transfers between fair value measurement levels during the period ended March 31, 2013.
(d)	See Investment Portfolio for additional detailed categorizations.

Investment Portfolio	as of March 31, 2013 (Unaudited)

DWS Global Income Builder VIP
		Shares	Value ($)
Common Stocks 58.6%
Consumer Discretionary 4.3%
Distributors 0.7%
Genuine Parts Co. (a)		23,436	1,828,008
Hotels, Restaurants & Leisure 0.0%
Trump Entertainment Resorts, Inc.*		2	0
Media 2.4%
Pearson PLC		146,342	2,637,236
Vertis Holdings, Inc.*		111	0
Wolters Kluwer NV		172,738	3,774,906

			6,412,142
Specialty Retail 0.6%
Staples, Inc. (a)		127,563	1,713,171
Textiles, Apparel & Luxury Goods 0.6%
VF Corp.		9,370	1,571,818
Consumer Staples 12.4%
Beverages 2.9%
PepsiCo, Inc.		96,586	7,640,919
Food Products 2.1%
Nestle SA (Registered)		38,522	2,786,913
Unilever NV (CVA)		70,398	2,885,912

			5,672,825
Household Products 3.6%
Procter & Gamble Co.		125,620	9,680,277
Tobacco 3.8%
Altria Group, Inc.		43,800	1,506,282
British American Tobacco PLC		75,001	4,015,752
Imperial Tobacco Group PLC		133,518	4,674,873

			10,196,907
Energy 6.4%
Energy Equipment & Services 1.7%
Transocean Ltd.		56,143	2,917,190
WorleyParsons Ltd.		62,599	1,615,433

			4,532,623
Oil, Gas & Consumable Fuels 4.7%
Canadian Natural Resources Ltd. (b)		60,600	1,942,946
Canadian Natural Resources Ltd. (b)		19,470	625,571
ConocoPhillips		39,700	2,385,970
Enbridge, Inc. (a)		62,767	2,922,557
Phillips 66		23,853	1,668,994
TransCanada Corp. (a)		62,966	3,006,203

			12,552,241
Financials 6.3%
Commercial Banks 1.7%
Bank of Nova Scotia (a)		42,153	2,452,787
Toronto-Dominion Bank		26,057	2,169,514

			4,622,301
Insurance 4.6%
PartnerRe Ltd.		64,143	5,972,355
Powszechny Zaklad Ubezpieczen SA		19,922	2,473,085
Sampo Oyj "A"		97,659	3,759,355

			12,204,795
Health Care 8.5%
Health Care Equipment & Supplies 1.3%
Stryker Corp.		53,814	3,510,825
Health Care Providers & Services 1.7%
Rhoen-Klinikum AG		217,864	4,626,394
Pharmaceuticals 5.5%
Novartis AG (Registered)		70,713	5,035,575
Roche Holding AG (Genusschein)		22,895	5,345,367
Sanofi		40,368	4,116,550

			14,497,492
Industrials 3.8%
Aerospace & Defense 0.8%
BAE Systems PLC		333,558	2,002,148
Air Freight & Logistics 0.6%
Singapore Post Ltd.		1,691,000	1,697,840
Building Products 0.0%
Congoleum Corp.*		3,800	0
Industrial Conglomerates 2.4%
Koninklijke Philips Electronics NV		132,940	3,950,782
Smiths Group PLC		132,457	2,538,474

			6,489,256
Information Technology 6.2%
Computers & Peripherals 1.8%
Diebold, Inc.		73,183	2,218,909
Wincor Nixdorf AG		53,134	2,639,906

			4,858,815
IT Services 0.8%
Automatic Data Processing, Inc.		29,631	1,926,608
Semiconductors & Semiconductor Equipment 1.2%
Intel Corp.		148,298	3,240,311
Software 2.4%
Microsoft Corp.		222,636	6,369,616
Materials 4.8%
Chemicals 2.1%
Air Liquide SA		20,107	2,444,886
Air Products & Chemicals, Inc.		34,215	2,980,811

			5,425,697
Construction Materials 0.0%
Wolverine Tube, Inc.*		366	6,632
Containers & Packaging 1.5%
Sealed Air Corp.		104,279	2,514,167
Sonoco Products Co.		44,783	1,566,957

			4,081,124
Metals & Mining 1.2%
Franco-Nevada Corp. (a)		69,992	3,194,890
Telecommunication Services 2.3%
Diversified Telecommunication Services 0.6%
Belgacom SA (a)		69,989	1,741,571
Wireless Telecommunication Services 1.7%
NTT DoCoMo, Inc. (a)		1,761	2,658,290
Vodafone Group PLC		647,520	1,837,887

			4,496,177
Utilities 3.6%
Gas Utilities 2.7%
UGI Corp.		185,851	7,134,820
Multi-Utilities 0.9%
National Grid PLC		206,794	2,408,172

Total Common Stocks (Cost $135,850,585)			156,336,415
Preferred Stock 0.0%
Financials
Ally Financial, Inc. 144A, 7.0% (Cost $71,281)		75	74,175
Warrants 0.0%
Consumer Discretionary 0.0%
Reader's Digest Association, Inc., Expiration Date 2/19/2014*		80	0
Materials 0.0%
GEO Specialty Chemicals, Inc., Expiration Date 3/31/2015*		19,324	8,619
Hercules Trust II, Expiration Date 3/31/2029*		170	808

			9,427

Total Warrants (Cost $30,283)			9,427

		Principal Amount ($) (c)	Value ($)
Corporate Bonds 26.2%
Consumer Discretionary 3.0%
313 Group, Inc., 144A, 6.375%, 12/1/2019		50,000	49,625
AMC Entertainment, Inc., 8.75%, 6/1/2019		405,000	444,487
Asbury Automotive Group, Inc., 7.625%, 3/15/2017		35,000	36,007
Avis Budget Car Rental LLC:
144A, 5.5%, 4/1/2023 (d)		50,000	49,875
8.25%, 1/15/2019		15,000	16,631
BC Mountain LLC, 144A, 7.0%, 2/1/2021		50,000	53,000
Block Communications, Inc., 144A, 7.25%, 2/1/2020		20,000	21,750
Boyd Gaming Corp., 144A, 9.0%, 7/1/2020		40,000	41,600
British Sky Broadcasting Group PLC, 144A, 3.125%, 11/26/2022		90,000	89,745
Caesar's Entertainment Operating Co., Inc.:
8.5%, 2/15/2020		610,000	602,375
11.25%, 6/1/2017		80,000	85,100
CCO Holdings LLC:
5.25%, 9/30/2022		345,000	338,962
6.5%, 4/30/2021		420,000	444,150
6.625%, 1/31/2022		705,000	756,112
7.375%, 6/1/2020		10,000	11,088
CDR DB Sub, Inc., 144A, 7.75%, 10/15/2020		55,000	56,512
Cequel Communications Holdings I LLC, 144A, 6.375%, 9/15/2020		285,000	295,687
Clear Channel Communications, Inc., 144A, 11.25%, 3/1/2021		70,000	71,750
Clear Channel Worldwide Holdings, Inc.:
Series A, 144A, 6.5%, 11/15/2022		65,000	67,762
Series B, 144A, 6.5%, 11/15/2022		90,000	94,950
Series A, 7.625%, 3/15/2020		10,000	10,338
Series B, 7.625%, 3/15/2020		255,000	266,156
Cox Communications, Inc., 144A, 3.25%, 12/15/2022		80,000	81,271
Cumulus Media Holdings, Inc., 7.75%, 5/1/2019 (a)		50,000	51,375
Delphi Corp., 5.0%, 2/15/2023		70,000	74,025
Discovery Communications LLC, 3.25%, 4/1/2023 (a)		70,000	71,022
DISH DBS Corp.:
7.125%, 2/1/2016		35,000	38,894
7.875%, 9/1/2019		270,000	319,950
Fontainebleau Las Vegas Holdings LLC, 144A, 11.0%, 6/15/2015 *		25,000	16
Griffey Intermediate, Inc., 144A, 7.0%, 10/15/2020		95,000	96,900
Harron Communications LP, 144A, 9.125%, 4/1/2020		10,000	11,100
Hertz Corp.:
144A, 4.25%, 4/1/2018		45,000	45,844
6.75%, 4/15/2019		280,000	305,550
Jo-Ann Stores Holdings, Inc., 144A, 9.75%, 10/15/2019 (PIK)		55,000	57,750
Libbey Glass, Inc., 6.875%, 5/15/2020		27,000	29,126
MDC Partners, Inc., 144A, 6.75%, 4/1/2020		40,000	40,400
Mediacom Broadband LLC, 144A, 6.375%, 4/1/2023		35,000	36,313
Mediacom LLC, 9.125%, 8/15/2019		580,000	647,425
MGM Resorts International:
6.625%, 12/15/2021		150,000	157,312
144A, 6.75%, 10/1/2020		40,000	42,400
144A, 8.625%, 2/1/2019 (a)		400,000	466,000
National CineMedia LLC, 6.0%, 4/15/2022		10,000	10,725
Petco Holdings, Inc., 144A, 8.5%, 10/15/2017 (PIK)		30,000	30,938
Quebecor Media, Inc., 144A, 5.75%, 1/15/2023		50,000	51,000
Regal Entertainment Group, 5.75%, 2/1/2025		10,000	9,825
Servicios Corporativos Javer SAPI de CV, 144A, 9.875%, 4/6/2021		200,000	187,000
Sinclair Television Group, Inc., 144A, 5.375%, 4/1/2021 (d)		25,000	24,813
Sotheby's, 144A, 5.25%, 10/1/2022		45,000	45,450
Starz LLC, 144A, 5.0%, 9/15/2019		40,000	41,200
Travelport LLC, 4.912% **, 9/1/2014		20,000	19,000
Unitymedia Hessen GmbH & Co., KG:
144A, 5.5%, 1/15/2023		200,000	205,500
144A, 7.5%, 3/15/2019	EUR	400,000	557,605
Unitymedia KabelBW GmbH, 144A, 9.625%, 12/1/2019	EUR	110,000	156,881
Univision Communications, Inc., 144A, 6.875%, 5/15/2019		25,000	26,750
Viking Cruises Ltd., 144A, 8.5%, 10/15/2022		50,000	55,000

			7,898,022
Consumer Staples 0.7%
Chiquita Brands International, Inc., 144A, 7.875%, 2/1/2021		45,000	47,194
ConAgra Foods, Inc., 3.25%, 9/15/2022		235,000	236,733
Constellation Brands, Inc., 6.0%, 5/1/2022		5,000	5,463
Del Monte Corp., 7.625%, 2/15/2019 (a)		95,000	98,562
JBS U.S.A. LLC, 144A, 8.25%, 2/1/2020		370,000	404,225
MHP SA, 144A, 8.25%, 4/2/2020 (d)		200,000	198,178
Minerva Luxembourg SA, 144A, 12.25%, 2/10/2022		250,000	311,250
Pilgrim's Pride Corp., 7.875%, 12/15/2018		430,000	464,937
Smithfield Foods, Inc., 6.625%, 8/15/2022		105,000	114,450
Sun Products Corp., 144A, 7.75%, 3/15/2021		90,000	90,675
Tops Holding Corp., 144A, 8.875%, 12/15/2017		25,000	27,437

			1,999,104

Energy 2.3%
Access Midstream Partners LP:
4.875%, 5/15/2023		60,000	59,250
6.125%, 7/15/2022		15,000	16,088
Berry Petroleum Co.:
6.375%, 9/15/2022		50,000	53,125
6.75%, 11/1/2020		50,000	54,000
BreitBurn Energy Partners LP, 7.875%, 4/15/2022		50,000	53,500
Chaparral Energy, Inc.:
144A, 7.625%, 11/15/2022		55,000	59,537
7.625%, 11/15/2022		30,000	32,775
Chesapeake Energy Corp., 5.75%, 3/15/2023 (d)		25,000	25,344
Continental Resources, Inc., 5.0%, 9/15/2022		40,000	42,500
Crosstex Energy LP, 144A, 7.125%, 6/1/2022		25,000	26,500
DCP Midstream LLC, 144A, 9.75%, 3/15/2019		200,000	263,395
Denbury Resources, Inc., 4.625%, 7/15/2023		125,000	120,625
Eagle Rock Energy Partners LP, 8.375%, 6/1/2019		155,000	163,525
Enterprise Products Operating LLC, 6.125%, 10/15/2039		230,000	270,433
EP Energy LLC:
6.875%, 5/1/2019		15,000	16,425
7.75%, 9/1/2022		80,000	88,400
EPE Holdings LLC, 144A, 8.125%, 12/15/2017 (PIK) (a)		110,000	115,500
EV Energy Partners LP, 8.0%, 4/15/2019		35,000	36,925
FMC Technologies, Inc., 3.45%, 10/1/2022		200,000	203,033
Halcon Resources Corp.:
144A, 8.875%, 5/15/2021		135,000	145,462
144A, 9.75%, 7/15/2020		65,000	71,825
Holly Energy Partners LP, 144A, 6.5%, 3/1/2020		10,000	10,625
Kodiak Oil & Gas Corp., 144A, 5.5%, 1/15/2021		60,000	62,850
Linn Energy LLC:
144A, 6.25%, 11/1/2019		540,000	552,150
6.5%, 5/15/2019		25,000	26,156
MarkWest Energy Partners LP, 5.5%, 2/15/2023		30,000	31,425
MEG Energy Corp., 144A, 6.375%, 1/30/2023		155,000	161,200
Midstates Petroleum Co., Inc., 144A, 10.75%, 10/1/2020		55,000	61,050
Northern Oil & Gas, Inc., 8.0%, 6/1/2020		125,000	130,312
Oasis Petroleum, Inc.:
6.5%, 11/1/2021		225,000	245,250
6.875%, 1/15/2023		35,000	38,500
7.25%, 2/1/2019		60,000	65,100
Offshore Group Investment Ltd.:
144A, 7.125%, 4/1/2023		100,000	102,250
144A, 7.5%, 11/1/2019 (a)		140,000	148,400
OGX Austria GmbH, 144A, 8.375%, 4/1/2022		250,000	188,750
ONEOK Partners LP, 6.15%, 10/1/2016		201,000	232,302
Pacific Rubiales Energy Corp., 144A, 5.125%, 3/28/2023		200,000	201,674
Petroleos de Venezuela SA, 144A, 9.0%, 11/17/2021		250,000	236,875
Plains Exploration & Production Co.:
6.125%, 6/15/2019		10,000	10,950
6.75%, 2/1/2022		50,000	55,687
6.875%, 2/15/2023		125,000	141,562
Quicksilver Resources, Inc., 11.75%, 1/1/2016		275,000	280,500
Range Resources Corp., 144A, 5.0%, 3/15/2023		25,000	25,563
Reliance Holdings U.S.A., Inc., 144A, 5.4%, 2/14/2022		250,000	278,676
SandRidge Energy, Inc., 7.5%, 3/15/2021		190,000	197,600
SESI LLC, 7.125%, 12/15/2021		30,000	33,563
Shelf Drilling Holdings Ltd., 144A, 8.625%, 11/1/2018 (a)		70,000	74,200
Swift Energy Co.:
7.875%, 3/1/2022		20,000	20,900
144A, 7.875%, 3/1/2022		60,000	62,700
Talos Production LLC, 144A, 9.75%, 2/15/2018		95,000	94,050
Tesoro Corp.:
4.25%, 10/1/2017		50,000	52,250
5.375%, 10/1/2022		35,000	36,488
Transocean, Inc., 3.8%, 10/15/2022		370,000	364,493

			6,142,218
Financials 7.9%
Akbank TAS, 144A, 5.0%, 10/24/2022		250,000	256,750
Ally Financial, Inc.:
5.5%, 2/15/2017		15,000	16,226
6.25%, 12/1/2017		560,000	626,250
Alphabet Holding Co., Inc., 144A, 7.75%, 11/1/2017 (PIK)		50,000	52,125
American International Group, Inc., 4.875%, 6/1/2022		200,000	226,258
American Tower Corp., (REIT), 3.5%, 1/31/2023		90,000	89,263
AmeriGas Finance LLC:
6.75%, 5/20/2020		10,000	10,875
7.0%, 5/20/2022		10,000	10,875
Anglo American Capital PLC, 144A, 4.125%, 9/27/2022 (a)		500,000	517,309
Ashtead Capital, Inc., 144A, 6.5%, 7/15/2022		80,000	86,900
Ashton Woods U.S.A. LLC, 144A, 6.875%, 2/15/2021		80,000	81,200
Banco Santander Brasil SA, 144A, 4.625%, 2/13/2017		250,000	264,375
Bangkok Bank PCL, 144A, 3.875%, 9/27/2022		250,000	255,905
Bank of America Corp., 3.3%, 1/11/2023		105,000	103,536
Barclays Bank PLC, 7.625%, 11/21/2022 (a)		250,000	246,563
BBVA Bancomer SA:
144A, 6.5%, 3/10/2021		200,000	227,000
144A, 6.75%, 9/30/2022		150,000	171,375
BNP Paribas SA, 3.25%, 3/3/2023		450,000	437,357
BOE Merger Corp., 144A, 9.5%, 11/1/2017 (PIK)		100,000	107,625
Braskem America Finance Co., 144A, 7.125%, 7/22/2041		250,000	258,125
Caesar's Operating Escrow LLC, 144A, 9.0%, 2/15/2020		65,000	65,406
CIT Group, Inc.:
4.25%, 8/15/2017		495,000	517,275
5.0%, 5/15/2017		935,000	1,002,787
5.25%, 3/15/2018		10,000	10,800
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.95%, 11/9/2022		260,000	261,778
Country Garden Holdings Co., Ltd., 144A, 7.5%, 1/10/2023		200,000	204,260
Development Bank of Kazakhstan JSC, Series 3, 6.5%, 6/3/2020		500,000	564,750
E*TRADE Financial Corp.:
6.375%, 11/15/2019		140,000	148,050
6.75%, 6/1/2016		745,000	802,737
European Investment Bank, 6.125%, 1/23/2017	AUD	500,000	563,998
Fibria Overseas Finance Ltd., 144A, 6.75%, 3/3/2021 (a)		400,000	441,800
Ford Motor Credit Co., LLC:
3.0%, 6/12/2017 (a)		200,000	205,116
5.875%, 8/2/2021		260,000	297,422
Fresenius Medical Care U.S. Finance II, Inc.:
144A, 5.625%, 7/31/2019		10,000	10,975
144A, 5.875%, 1/31/2022		15,000	16,744
Fresenius Medical Care U.S. Finance, Inc., 144A, 6.5%, 9/15/2018		10,000	11,400
General Electric Capital Corp., 2.9%, 1/9/2017 (a)		250,000	263,851
Hartford Financial Services Group, Inc., 6.0%, 1/15/2019		117,000	139,578
Hawk Acquisition Sub, Inc., 144A, 4.25%, 10/15/2020 (d)		465,000	465,581
Hexion U.S. Finance Corp.:
6.625%, 4/15/2020		280,000	280,700
8.875%, 2/1/2018		155,000	160,425
Host Hotels & Resorts LP, Series D, (REIT), 3.75%, 10/15/2023		110,000	110,430
ING Bank NV, 144A, 2.0%, 9/25/2015		375,000	381,000
International Lease Finance Corp.:
3.875%, 4/15/2018		100,000	99,750
4.625%, 4/15/2021		90,000	89,775
6.25%, 5/15/2019		410,000	448,950
8.625%, 1/15/2022		10,000	12,725
8.75%, 3/15/2017		40,000	47,050
Intesa Sanpaolo SpA, 3.875%, 1/16/2018		200,000	193,390
Jefferies Group LLC, 5.125%, 1/20/2023		60,000	63,527
Level 3 Financing, Inc.:
144A, 7.0%, 6/1/2020		185,000	193,788
8.625%, 7/15/2020		450,000	501,750
Lukoil International Finance BV:
144A, 6.125%, 11/9/2020		250,000	283,750
144A, 7.25%, 11/5/2019		250,000	298,750
Macquarie Bank Ltd., 144A, 3.45%, 7/27/2015		130,000	135,458
Morgan Stanley, 3.75%, 2/25/2023		125,000	126,348
MPT Operating Partnership LP, (REIT), 6.375%, 2/15/2022		10,000	10,750
Neuberger Berman Group LLC:
144A, 5.625%, 3/15/2020		10,000	10,475
144A, 5.875%, 3/15/2022		550,000	581,625
Nielsen Finance LLC, 144A, 4.5%, 10/1/2020		35,000	34,956
Nordea Bank AB, 144A, 4.25%, 9/21/2022		375,000	383,541
PNC Bank NA, 6.875%, 4/1/2018		300,000	372,330
Principal Financial Group, Inc., 3.3%, 9/15/2022 (a)		305,000	309,986
Qtel International Finance Ltd., 144A, 3.25%, 2/21/2023		750,000	735,938
RCI Banque SA, 144A, 3.5%, 4/3/2018 (d)		100,000	100,343
Reynolds Group Issuer, Inc.:
5.75%, 10/15/2020		95,000	96,781
7.125%, 4/15/2019		1,015,000	1,089,856
Santander U.S. Debt SA, 144A, 2.991%, 10/7/2013		500,000	503,337
Schaeffler Finance BV, 144A, 7.75%, 2/15/2017		845,000	951,681
Serta Simmons Holdings LLC, 144A, 8.125%, 10/1/2020		55,000	57,131
Sky Growth Acquisition Corp., 144A, 7.375%, 10/15/2020		40,000	42,300
SLM Corp., 5.5%, 1/25/2023		125,000	124,063
The Goldman Sachs Group, Inc., 3.625%, 1/22/2023		165,000	166,160
Tronox Finance LLC, 144A, 6.375%, 8/15/2020		55,000	53,350
Turkiye Garanti Bankasi AS, 144A, 5.25%, 9/13/2022		250,000	260,313
Turkiye Is Bankasi, 144A, 6.0%, 10/24/2022 (a)		250,000	260,625
Turkiye Vakiflar Bankasi Tao, 144A, 6.0%, 11/1/2022 (a)		500,000	512,500
UPCB Finance III Ltd., 144A, 6.625%, 7/1/2020		370,000	397,750
Vale Overseas Ltd., 8.25%, 1/17/2034		250,000	320,523
Ventas Realty LP, (REIT), 2.7%, 4/1/2020		90,000	90,299
WMG Acquisition Corp., 144A, 6.0%, 1/15/2021		25,000	26,188
Xstrata Finance Canada Ltd., 144A, 4.0%, 10/25/2022		180,000	181,293

			21,141,860
Health Care 1.2%
Agilent Technologies, Inc., 3.2%, 10/1/2022		200,000	199,853
Aviv Healthcare Properties LP, 7.75%, 2/15/2019		10,000	10,750
Biomet, Inc.:
144A, 6.5%, 8/1/2020		85,000	90,206
144A, 6.5%, 10/1/2020		25,000	25,703
Community Health Systems, Inc.:
5.125%, 8/15/2018		290,000	303,775
7.125%, 7/15/2020		170,000	184,450
HCA, Inc.:
6.5%, 2/15/2020		880,000	992,750
7.5%, 2/15/2022		725,000	833,750
Hologic, Inc., 6.25%, 8/1/2020		40,000	42,550
IMS Health, Inc., 144A, 6.0%, 11/1/2020		60,000	62,550
Laboratory Corp. of America Holdings, 3.75%, 8/23/2022		140,000	143,722
Physio-Control International, Inc., 144A, 9.875%, 1/15/2019		15,000	16,913
Tenet Healthcare Corp.:
144A, 4.5%, 4/1/2021		10,000	9,800
6.25%, 11/1/2018		230,000	255,300
Zoetis, Inc., 144A, 3.25%, 2/1/2023		45,000	45,634

			3,217,706
Industrials 1.9%
Accuride Corp., 9.5%, 8/1/2018		10,000	10,225
ADT Corp., 144A, 3.5%, 7/15/2022		90,000	89,721
Aeropuertos Dominicanos Siglo XXI SA, 144A, 9.25%, 11/13/2019		250,000	271,875
Air Lease Corp., 4.75%, 3/1/2020		75,000	76,875
BE Aerospace, Inc., 6.875%, 10/1/2020		185,000	204,656
Belden, Inc., 144A, 5.5%, 9/1/2022		85,000	87,125
Bombardier, Inc., 144A, 5.75%, 3/15/2022		628,000	644,485
Clean Harbors, Inc., 144A, 5.125%, 6/1/2021		65,000	66,544
DigitalGlobe, Inc., 144A, 5.25%, 2/1/2021		35,000	34,781
FTI Consulting, Inc., 144A, 6.0%, 11/15/2022		50,000	52,875
GenCorp, Inc., 144A, 7.125%, 3/15/2021		185,000	195,175
Huntington Ingalls Industries, Inc., 6.875%, 3/15/2018		560,000	609,000
Iron Mountain, Inc., 5.75%, 8/15/2024		60,000	59,925
JSC Georgian Railway, 144A, 7.75%, 7/11/2022		250,000	285,625
Kenan Advantage Group, Inc., 144A, 8.375%, 12/15/2018		100,000	105,000
Meritor, Inc., 8.125%, 9/15/2015		20,000	21,150
Navios Maritime Holdings, Inc., 8.875%, 11/1/2017		60,000	61,275
Navios South American Logistics, Inc., 144A, 9.25%, 4/15/2019		15,000	16,125
Nortek, Inc., 8.5%, 4/15/2021		155,000	172,050
Owens Corning, Inc., 4.2%, 12/15/2022		60,000	61,365
Ply Gem Industries, Inc., 9.375%, 4/15/2017		40,000	44,000
Titan International, Inc., 144A, 7.875%, 10/1/2017		35,000	37,669
TransDigm, Inc., 7.75%, 12/15/2018		80,000	87,800
Transnet SOC Ltd., 144A, 4.0%, 7/26/2022		500,000	478,750
United Rentals North America, Inc.:
5.75%, 7/15/2018		90,000	97,537
6.125%, 6/15/2023		10,000	10,700
7.375%, 5/15/2020		25,000	27,750
7.625%, 4/15/2022		270,000	301,725
Urbi, Desarrollos Urbanos SAB de CV, 144A, 9.75%, 2/3/2022 (a)		250,000	155,000
Votorantim Cimentos SA, 144A, 7.25%, 4/5/2041		500,000	541,250
Watco Companies LLC, 144A, 6.375%, 4/1/2023		40,000	41,150

			4,949,183
Information Technology 1.4%
Alliance Data Systems Corp., 144A, 5.25%, 12/1/2017		60,000	62,250
CDW LLC, 8.5%, 4/1/2019		610,000	680,912
CyrusOne LP, 144A, 6.375%, 11/15/2022		25,000	26,188
Equinix, Inc.:
4.875%, 4/1/2020		60,000	60,450
5.375%, 4/1/2023		175,000	177,188
7.0%, 7/15/2021		470,000	521,700
First Data Corp.:
144A, 6.75%, 11/1/2020		365,000	380,512
144A, 7.375%, 6/15/2019		725,000	771,219
144A, 11.25%, 1/15/2021		65,000	67,600
Fiserv, Inc., 3.5%, 10/1/2022		250,000	249,219
Freescale Semiconductor, Inc., 144A, 9.25%, 4/15/2018		305,000	334,737
Hewlett-Packard Co., 3.3%, 12/9/2016		200,000	208,287
Hughes Satellite Systems Corp.:
6.5%, 6/15/2019		60,000	65,850
7.625%, 6/15/2021		190,000	217,313
IAC/InterActiveCorp., 144A, 4.75%, 12/15/2022		50,000	48,875

			3,872,300
Materials 2.4%
Alpek SA de CV, 144A, 4.5%, 11/20/2022		500,000	518,750
Ashland, Inc., 144A, 3.875%, 4/15/2018		35,000	35,438
Axiall Corp., 144A, 4.875%, 5/15/2023		15,000	15,263
Cemex SAB de CV, 144A, 9.0%, 1/11/2018		200,000	221,500
Corporacion Nacional del Cobre de Chile, 144A, 3.0%, 7/17/2022		250,000	244,250
Eagle Spinco, Inc., 144A, 4.625%, 2/15/2021		30,000	30,525
Evraz Group SA, 144A, 7.4%, 4/24/2017		250,000	265,625
FMG Resources (August 2006) Pty Ltd.:
144A, 6.0%, 4/1/2017 (a)		195,000	200,362
144A, 6.375%, 2/1/2016 (a)		250,000	257,812
144A, 6.875%, 4/1/2022 (a)		990,000	1,037,025
Freeport-McMoRan Copper & Gold, Inc., 3.55%, 3/1/2022		220,000	218,682
Huntsman International LLC:
4.875%, 11/15/2020		55,000	55,413
8.625%, 3/15/2021 (a)		250,000	281,250
IAMGOLD Corp., 144A, 6.75%, 10/1/2020		75,000	72,188
Inmet Mining Corp.:
144A, 7.5%, 6/1/2021		145,000	156,962
144A, 8.75%, 6/1/2020		85,000	94,350
Kaiser Aluminum Corp., 8.25%, 6/1/2020		40,000	44,800
Molycorp, Inc., 10.0%, 6/1/2020		40,000	39,400
Novelis, Inc., 8.75%, 12/15/2020		955,000	1,076,762
Polymer Group, Inc., 7.75%, 2/1/2019		255,000	277,950
PolyOne Corp., 144A, 5.25%, 3/15/2023		145,000	146,087
Samarco Mineracao SA, 144A, 4.125%, 11/1/2022		200,000	194,600
Sealed Air Corp.:
144A, 5.25%, 4/1/2023		15,000	15,056
144A, 8.125%, 9/15/2019		10,000	11,313
144A, 8.375%, 9/15/2021		10,000	11,450
Southern Copper Corp., 5.25%, 11/8/2042		500,000	473,436
Votorantim Overseas IV, 144A, 7.75%, 6/24/2020		250,000	300,000
Wolverine Tube, Inc., 6.0%, 6/28/2014 (PIK)		8,502	8,502

			6,304,751
Telecommunication Services 4.1%
America Movil SAB de CV, Series 12, 6.45%, 12/5/2022	MXN	2,000,000	170,229
CC Holdings GS V LLC, 144A, 3.849%, 4/15/2023		120,000	120,896
CenturyLink, Inc., Series V, 5.625%, 4/1/2020		25,000	25,563
Cincinnati Bell, Inc.:
8.25%, 10/15/2017		100,000	106,000
8.375%, 10/15/2020		695,000	722,800
8.75%, 3/15/2018 (a)		350,000	347,375
Cricket Communications, Inc., 7.75%, 10/15/2020 (a)		685,000	683,287
Digicel Group Ltd.:
144A, 8.25%, 9/30/2020		200,000	212,000
144A, 10.5%, 4/15/2018		200,000	222,500
Digicel Ltd., 144A, 8.25%, 9/1/2017		850,000	898,875
ERC Ireland Preferred Equity Ltd., 144A, 7.69% **, 2/15/2017 (PIK) *	EUR	120,439	46
Frontier Communications Corp.:
7.125%, 1/15/2023 (a)		390,000	394,875
8.5%, 4/15/2020 (a)		810,000	917,325
Intelsat Jackson Holdings SA:
7.25%, 10/15/2020		690,000	758,137
7.5%, 4/1/2021		305,000	339,312

Intelsat Luxembourg SA:
144A, 7.75%, 6/1/2021 (d)		165,000	167,888
144A, 8.125%, 6/1/2023 (d)		25,000	25,406
11.25%, 2/4/2017		414,000	440,910
Level 3 Communications, Inc., 144A, 8.875%, 6/1/2019 (a)		205,000	223,963
MetroPCS Wireless, Inc., 6.625%, 11/15/2020		655,000	684,475
SBA Communications Corp., 144A, 5.625%, 10/1/2019		50,000	51,438
SES, 144A, 3.6%, 4/4/2023 (d)		70,000	69,998
Sprint Nextel Corp.:
6.0%, 12/1/2016		820,000	889,700
6.0%, 11/15/2022		85,000	87,338
8.375%, 8/15/2017		210,000	244,387
9.125%, 3/1/2017		15,000	17,738
Telemar Norte Leste SA, 144A, 5.5%, 10/23/2020		200,000	208,500
tw telecom holdings, Inc., 5.375%, 10/1/2022		75,000	78,188
VimpelCom Holdings BV, 144A, 5.95%, 2/13/2023		250,000	248,437
Windstream Corp.:
144A, 6.375%, 8/1/2023		60,000	59,550
7.0%, 3/15/2019		25,000	25,531
7.5%, 6/1/2022		40,000	42,800
7.5%, 4/1/2023		20,000	21,200
7.75%, 10/15/2020		1,100,000	1,193,500
7.75%, 10/1/2021		80,000	87,200
7.875%, 11/1/2017		130,000	148,525

			10,935,892
Utilities 1.3%
AES Corp.:
8.0%, 10/15/2017		45,000	52,931
8.0%, 6/1/2020		30,000	35,550
American Electric Power Co., Inc., Series F, 2.95%, 12/15/2022		200,000	199,843
Calpine Corp.:
144A, 7.5%, 2/15/2021		761,000	835,197
144A, 7.875%, 7/31/2020		40,000	43,800
DTE Energy Co., 7.625%, 5/15/2014		81,000	87,136
Dubai Electricity & Water Authority, 144A, 8.5%, 4/22/2015		250,000	279,688
Electricite de France SA, 144A, 5.25%, 1/29/2049		100,000	99,344
Korea Gas Corp., 144A, 2.25%, 7/25/2017		500,000	508,349
Mexico Generadora de Energia S de RL, 144A, 5.5%, 12/6/2032		250,000	264,375
NRG Energy, Inc., 8.25%, 9/1/2020		485,000	547,444
Oncor Electric Delivery Co., LLC, 4.1%, 6/1/2022		120,000	130,913
PPL Energy Supply LLC, 4.6%, 12/15/2021		250,000	266,422

			3,350,992

Total Corporate Bonds (Cost $67,909,320)			69,812,028
Asset-Backed 0.3%
Credit Card Receivables 0.2%
Citibank Omni Master Trust, "A14", Series 2009-A14A, 144A, 2.953% **, 8/15/2018		550,000	569,336
Miscellaneous 0.1%
ARES CLO Ltd., "D", Series 2012-3A, 144A, 4.958% **, 1/17/2024		250,000	252,801

Total Asset-Backed (Cost $819,418)			822,137
Mortgage-Backed Securities Pass-Throughs 3.7%
Federal Home Loan Mortgage Corp., 6.0%, 3/1/2038		15,782	17,246
Federal National Mortgage Association:
3.5%, 12/1/2041 (d)		1,000,000	1,055,771
4.5%, 9/1/2035		32,508	35,018
6.0%, 1/1/2024		43,093	47,719
6.5%, with various maturities from 5/1/2017 until 1/1/2038		12,333	13,396
8.0%, 9/1/2015		18,225	19,183
Government National Mortgage Association:
3.0%, 8/1/2042 (d)		3,000,000	3,135,234
3.5%, 10/20/2042		2,916,229	3,077,761
4.0%, 7/1/2040 (d)		2,000,000	2,180,313
5.5%, 9/20/2040		231,216	254,762

Total Mortgage-Backed Securities Pass-Throughs (Cost $9,783,069)			9,836,403
Commercial Mortgage-Backed Securities 0.6%
Banc of America Large Loan, Inc., "HLTN", Series 2010-HLTN, 144A, 2.503% **, 11/15/2015		452,469	454,943
Bear Stearns Commercial Mortgage Securities, Inc., "A4", Series 2007- PW16, 5.905% **, 6/11/2040		66,000	76,879
JPMorgan Chase Commercial Mortgage Securities Corp.:
"C", Series 2012-HSBC, 144A, 4.021%, 7/5/2032		380,000	400,882
"A4", Series 2007-C1, 5.716%, 2/15/2051		225,000	260,482
LB-UBS Commercial Mortgage Trust, "A4", Series 2007-C6, 5.858%, 7/15/2040		260,000	298,028

Total Commercial Mortgage-Backed Securities (Cost $1,429,428)			1,491,214
Collateralized Mortgage Obligations 2.0%
Federal Home Loan Mortgage Corp.:
"HI", Series 3979, Interest Only, 3.0%, 12/15/2026		868,635	65,697
"IK", Series 4048, Interest Only, 3.0%, 5/15/2027		902,641	106,645
"ZB", Series 4183, 3.0%, 3/15/2043		1,000,000	946,250
"P", Series 3808, 4.0%, 11/15/2038		1,000,000	1,077,076
"LI", Series 3720, Interest Only, 4.5%, 9/15/2025		1,859,776	286,683
"PI", Series 3843, Interest Only, 4.5%, 5/15/2038		841,695	88,942
"H", Series 2278, 6.5%, 1/15/2031		147	164
Federal National Mortgage Association:
"WO", Series 2013-27, Principal Only, Zero Coupon, 12/25/2042		220,000	154,405
"I", Series 2003-84, Interest Only, 6.0%, 9/25/2033		347,562	82,501
"PI", Series 2006-20, Interest Only, 6.476% **, 11/25/2030		543,211	109,339
Government National Mortgage Association:
"QI", Series 2011-112, Interest Only, 4.0%, 5/16/2026		1,195,498	93,677
"NI", Series 2011-80, Interest Only, 4.5%, 5/16/2038		1,690,947	110,666
"GP", Series 2010-67, 4.5%, 3/20/2039		250,000	283,802
"BI", Series 2010-30, Interest Only, 4.5%, 7/20/2039		182,802	34,562
"ND", Series 2010-130, 4.5%, 8/16/2039		600,000	682,153
"MI", Series 2009-76, Interest Only, 5.0%, 3/20/2035		415,738	14,212
"IQ", Series 2011-18, Interest Only, 5.5%, 1/16/2039		557,917	44,363
"IV", Series 2009-69, Interest Only, 5.5%, 8/20/2039		981,286	144,635
"IN", Series 2009-69, Interest Only, 5.5%, 8/20/2039		990,575	144,052
"IJ", Series 2009-75, Interest Only, 6.0%, 8/16/2039		684,915	112,898
Residential Funding Mortgage Securities I, Inc., "M1", Series 2003-S17, 5.5%, 9/25/2033		690,561	663,658

Total Collateralized Mortgage Obligations (Cost $5,014,781)			5,246,380
Government & Agency Obligations 6.0%
Sovereign Bonds 1.6%
Government of Canada, 0.75%, 5/1/2014	CAD	1,000,000	981,592
Government of Ukraine, 144A, 6.58%, 11/21/2016		500,000	491,250
Republic of Croatia, 144A, 6.25%, 4/27/2017		250,000	267,787
Republic of Hungary, 4.75%, 2/3/2015		250,000	250,375
Republic of South Africa, 5.5%, 3/9/2020		500,000	571,250
Republic of Turkey, 3.25%, 3/23/2023		250,000	235,625
United Mexican States, 4.75%, 3/8/2044		1,250,000	1,296,875
Vnesheconombank, 144A, 6.025%, 7/5/2022		250,000	276,562

			4,371,316
U.S. Government Sponsored Agency 0.4%
Federal National Mortgage Association, 3.0%, 11/15/2027		1,000,000	999,438
U.S. Treasury Obligations 4.0%
U.S. Treasury Bills:
0.1% ***, 9/5/2013 (e)		466,000	465,812
0.1% ***, 9/5/2013 (e)		14,000	13,994
0.1% ***, 9/5/2013 (e)		251,000	250,899
U.S. Treasury Bond, 5.375%, 2/15/2031		500,000	695,547
U.S. Treasury Notes:
0.75%, 6/15/2014		5,000,000	5,033,400
1.0%, 1/15/2014		605,000	609,065
1.5%, 7/31/2016		3,300,000	3,416,530
1.625%, 11/15/2022		300,000	294,680

			10,779,927

Total Government & Agency Obligations (Cost $15,938,357)			16,150,681
Loan Participations and Assignments 1.2%
Senior Loan ** 0.0%
Chesapeake Energy Corp., Term Loan, 5.75%, 12/1/2017		95,000	98,076
Sovereign Loans 1.2%
Bank of Moscow, 144A, 6.699%, 3/11/2015		250,000	264,875
Gazprom Neft OAO, 144A, 4.375%, 9/19/2022		500,000	493,125
Gazprom OAO, 144A, 4.95%, 7/19/2022		500,000	521,250
National JSC Naftogaz of Ukraine, 9.5%, 9/30/2014		250,000	256,550
RZD Capital PLC, 5.739%, 4/3/2017		250,000	275,000
Sberbank of Russia, 144A, 6.125%, 2/7/2022		250,000	279,375
Severstal OAO, 144A, 5.9%, 10/17/2022		250,000	248,750
TMK OAO, 144A, 6.75%, 4/3/2020 (d)		200,000	199,940
VTB Bank OJSC:
144A, 6.0%, 4/12/2017		250,000	267,500
144A, 6.95%, 10/17/2022		400,000	421,400

			3,227,765

Total Loan Participations and Assignments (Cost $3,299,894)			3,325,841
Municipal Bonds and Notes 0.2%
Kentucky, Asset/Liability Commission, General Fund Revenue, 3.165%, 4/1/2018 (Cost $500,000)		500,000	522,930
Convertible Bond 0.1%
Materials
GEO Specialty Chemicals, Inc., 7.5%, 3/31/2015 (PIK) (Cost $205,082)		209,283	248,021
Preferred Securities 0.1%
Financials 0.1%
Farm Credit Bank of Texas, Series 1, 7.561%, 12/15/2013 (f)		218,000	219,221
Materials 0.0%
Hercules, Inc., 6.5%, 6/30/2029		40,000	36,800

Total Preferred Securities (Cost $239,873)			256,021

		Units	Value ($)

Other Investments 0.0%
Consumer Discretionary
AOT Bedding Super Holdings LLC* (g) (Cost $2,000)		5	17,388

		Contract	Value ($)
Call Options Purchased 0.1%
Options on Exchange-Traded Futures Contracts 0.0%
10 Year U.S. Treasury Note Future Expiration Date 5/24/2013, Strike Price $133.5		215	57,109

		Contract Amount	Value ($)

Options on Interest Rate Swap Contracts 0.1%
Pay Fixed Rate - 3.583% - Receive Floating - LIBOR Swap Expiration Date 5/11/2026, Option Expiration Date 5/9/2016		2,300,000	84,590

Total Call Options Purchased (Cost $164,749)			141,699

		Shares	Value ($)
Securities Lending Collateral 10.1%
Daily Assets Fund Institutional, 0.14% (h) (i) (Cost $26,851,163)		26,851,163	26,851,163
Cash Equivalents 1.6%
Central Cash Management Fund, 0.12% (h) (Cost $4,372,159)		4,372,159	4,372,159

		% of Net Assets	Value ($)

Total Investment Portfolio (Cost $272,481,442) †		110.8	295,514,082
Other Assets and Liabilities, Net		(10.8)	(28,759,877)

Net Assets		100.0	266,754,205

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

The following table represents bonds and senior loans that are in default:

Security	Coupon	Maturity Date	Principal Amount		Cost ($)	Value ($)
ERC Ireland Preferred Equity Ltd.*	7.69%	2/15/2017	120,439	EUR	165,016	46
Fontainebleau Las Vegas Holdings LLC*	11.0%	6/15/2015	25,000	USD	25,000	16
					190,016	62

*	Non-income producing security.
**
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of March 31, 2013.

***	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $273,044,560.  At March 31, 2013, net unrealized appreciation for all securities based on tax cost was $22,469,522.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $25,958,000 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $3,488,478.

(a)	All or a portion of these securities were on loan. The value of securities loaned at March 31, 2013 amounted to $25,817,989 which is 9.7% of net assets.
(b)	Securities with the same description are the same corporate entity but trade on different stock exchanges.
(c)	Principal amount stated in U.S. dollars unless otherwise noted.
(d)	When-issued or delayed delivery security included.
(e)	At March 31, 2013, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(f)	Date shown is call date; not a maturity date for the perpetual preferred securities.
(g)
The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities").  Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933.  The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security.  Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell.  This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund.  The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Schedule of Restricted Securities	Acquisition Date	Cost ($)	Value ($)	Value as % of Net Assets
AOT Bedding Super Holdings LLC	June 2010	2,000	17,388	.01

(h) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(i) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CLO: Collateralized Loan Obligation
CVA: Certificaten Van Aandelen (Certificate of Stock)
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.
REIT: Real Estate Investment Trust
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets.  Effective maturities of these investments may be shorter than stated maturities due to prepayments.  Some separate investments in the Federal National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At March 31, 2013, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

10 Year Canadian Government Bond	CAD	6/19/2013	2	265,827	5,955
Federal Republic of Germany Euro-Bund	EUR	6/6/2013	4	745,986	19,477
Total unrealized appreciation					25,432

At March 31, 2013, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)

10 Year U.S. Treasury Note	USD	6/19/2013	210	27,716,719	(244,357)
5 Year U.S. Treasury Note	USD	6/28/2013	20	2,481,094	(15,821)
Total unrealized depreciation					(260,178)

At March 31, 2013, open written option contracts were as follows:

Options on Interest Rate Swap Contracts
	Swap Effective/ Expiration Date	Contract Amount	Option Expiration Date	Premiums Received ($)	Value ($) (j)

Call Options
Receive Fixed - 1.132% - Pay Floating - LIBOR	3/17/2016 3/17/2026	4,200,000	3/15/2016	20,528	(42,408)
Receive Fixed - 2.385% - Pay Floating - LIBOR	3/31/2014 3/31/2044	2,100,000	3/27/2014	28,665	(28,665)
Receive Fixed - 2.423% - Pay Floating - LIBOR	3/20/2014 3/20/2044	2,100,000	3/18/2014	30,240	(30,375)
Receive Fixed - 4.083% - Pay Floating - LIBOR	5/11/2016 5/11/2026	2,300,000	5/9/2016	78,200	(58,047)
Total Call Options				157,633	(159,495)

Put Options
Pay Fixed - 5.132% - Receive Floating - LIBOR	3/17/2016 3/17/2026	4,200,000	3/15/2016	39,952	(12,671)

Total				197,585	(172,166)

(j)	Unrealized appreciation on written options on interest rate swap contracts at March 31, 2013 was $25,419.
At March 31, 2013, open credit default swap contracts sold were as follows:

Effective/ Expiration Date	Notional Amount ($) (k)	Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (l)	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation ($)

9/20/2012 12/20/2017	125,0001	5.0%	General Motors Co., 3.3%, 12/20/2017, BB+	15,455	8,774	6,681
9/20/2012 12/20/2017	600,0002	1.0%	Kingdom of Spain, 5.5%, 7/30/2017, BBB-	(48,840)	(72,073)	23,233
9/20/2012 12/20/2017	600,0003	1.0%	Kingdom of Spain, 5.5%, 7/30/2017, BBB-	(48,840)	(64,094)	15,254
Total unrealized appreciation					45,168

(k)
The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract.  These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation, if any.

(l)	The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings and are unaudited.

At March 31, 2013, open interest rate swap contracts sold were as follows:

Effective/ Expiration Date	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)

7/16/2013 7/16/2023	700,0003	Fixed — 1.858%	Floating — LIBOR	16,954	—	16,954
7/16/2013 7/16/2018	6,400,0003	Floating — LIBOR	Fixed — 1.148%	21,025	—	21,025
9/17/2013 9/17/2022	2,000,0004	Fixed — 2.0%	Floating — LIBOR	3,675	379	3,296
7/16/2013 7/16/2033	400,0003	Fixed — 2.322%	Floating — LIBOR	34,925	—	34,925
7/16/2013 7/16/2014	12,100,0003	Floating — LIBOR	Fixed — 0.515%	14,891	—	14,891
7/16/2013 7/16/2043	1,200,0003	Floating — LIBOR	Fixed — 2.424%	(151,492)	—	(151,492)
Total net unrealized depreciation					(60,401)

Counterparties
1	UBS AG
2	BNP Paribas
3	Citigroup, Inc.
4	Morgan Stanley
LIBOR: London Interbank Offered Rate
As of March 31, 2013, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

AUD	550,000	USD	572,696	4/9/2013	320	BNP Paribas
USD	283,855	MXN	3,625,000	4/15/2013	9,269	Barclays Bank PLC
USD	283,719	MXN	3,625,000	4/15/2013	9,406	JPMorgan Chase Securities, Inc.
AUD	500,000	NZD	622,835	4/15/2013	601	BNP Paribas
EUR	558,900	USD	724,368	4/15/2013	7,886	Citigroup, Inc.
EUR	400,000	USD	519,837	4/22/2013	7,033	JPMorgan Chase Securities, Inc.
EUR	200,000	USD	257,461	4/22/2013	1,059	Nomura International PLC
USD	273,278	MXN	3,500,000	5/13/2013	8,986	Barclays Bank PLC
JPY	90,000,000	USD	964,692	5/21/2013	8,301	Nomura International PLC
USD	314,044	JPY	30,000,000	5/21/2013	4,753	Nomura International PLC
JPY	30,000,000	USD	323,915	5/21/2013	5,118	JPMorgan Chase Securities, Inc.
Total unrealized appreciation					62,732

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

USD	789,220	RUB	24,000,000	4/8/2013	(18,220)	JPMorgan Chase Securities, Inc.
NZD	627,625	AUD	500,000	4/15/2013	(4,605)	JPMorgan Chase Securities, Inc.
USD	2,073	EUR	1,600	4/15/2013	(22)	Citigroup, Inc.
MXN	7,250,000	USD	580,790	4/15/2013	(5,460)	JPMorgan Chase Securities, Inc.
USD	625,080	AUD	600,000	4/18/2013	(1,090)	UBS AG
AUD	300,000	USD	310,399	4/18/2013	(1,597)	Nomura International PLC
AUD	300,000	USD	311,115	4/18/2013	(880)	JPMorgan Chase Securities, Inc.
NZD	300,000	USD	249,397	4/26/2013	(1,229)	JPMorgan Chase Securities, Inc.
MXN	3,500,000	USD	279,030	5/13/2013	(3,234)	Barclays Bank PLC
USD	979,954	JPY	90,000,000	5/21/2013	(23,564)	JPMorgan Chase Securities, Inc.
JPY	30,000,000	USD	314,630	6/19/2013	(4,235)	UBS AG
JPY	30,000,000	USD	316,506	6/19/2013	(2,358)	Barclays Bank PLC
GBP	800,000	USD	1,206,311	6/24/2013	(8,733)	JPMorgan Chase Securities, Inc.
Total unrealized depreciation					(75,227)

Currency Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
NZD	New Zealand Dollar
RUB	Russian Ruble
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2013 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stock and/or Other Equity Investments(m)
Consumer Discretionary	$5,112,997	$6,412,142	$0	$11,525,139
Consumer Staples	18,827,478	14,363,450	—	33,190,928
Energy	15,469,431	1,615,433	—	17,084,864
Financials	10,594,656	6,232,440	—	16,827,096
Health Care	3,510,825	19,123,886	—	22,634,711
Industrials	—	10,189,244	0	10,189,244
Information Technology	13,755,444	2,639,906	—	16,395,350
Materials	10,256,825	2,444,886	6,632	12,708,343
Telecommunication Services	—	6,237,748	—	6,237,748
Utilities	7,134,820	2,408,172	—	9,542,992
Preferred Stock	—	74,175	—	74,175
Warrants(m)	—	—	9,427	9,427
Fixed Income Investments(m)
Corporate Bonds	—	69,803,526	8,502	69,812,028
Asset Backed	—	822,137	—	822,137
Mortgage-Backed Securities Pass- Throughs	—	9,836,403	—	9,836,403
Commercial Mortgage-Backed Securities	—	1,491,214	—	1,491,214
Collateralized Mortgage Obligations	—	5,246,380	—	5,246,380
Government & Agency Obligations	—	16,150,681	—	16,150,681
Loan Participations and Assignments	—	3,325,841	—	3,325,841
Municipal Bonds and Notes	—	522,930	—	522,930
Convertible Bond	—	—	248,021	248,021
Preferred Securities	—	256,021	—	256,021
Other Investments	—	—	17,388	17,388
Short-Term Investments(m)	31,223,322	—	—	31,223,322
Derivatives(n)
Futures Contracts	25,432	—	—	25,432
Purchased Options	57,109	84,590	—	141,699
Credit Default Swap Contracts	—	45,168	—	45,168
Interest Rate Swap Contracts	—	91,091	—	91,091
Forward Foreign Currency Exchange Contracts	—	62,732	—	62,732
Total	$115,968,339	$$179,480,196	$289,970	$295,738,505
Liabilities
Derivatives(n)
Futures Contracts	$(260,178)	$—	$—	$(260,178)
Written Options	—	(172,166)	—	(172,166)
Interest Rate Swap Contracts	—	(151,492)	—	(151,492)
Forward Foreign Currency Exchange Contracts	—	(75,277)	—	(75,277)
Total	$(260,178)	$(398,935)	$—	$(659,113)

There have been no transfers between fair value measurement levels during the period ended March 31, 2013.
(m)	See Investment Portfolio for additional detailed categorizations.
(n)
Derivatives include value of options purchased, unrealized appreciation (depreciation) on open futures contract, credit default swap contracts, interest rate swap contracts,  forward foreign currency exchange contracts and written options, at value.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of March 31, 2013 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Forward Currency Contracts	Options
Credit Contracts	$—	$45,168	$—	$—
Foreign Exchange Contracts	$—	$—	$(12,495)	$—
Interest Rate Contracts	$(234,746)	$(60,401)	$—	$2,369

Investment Portfolio	as of March 31, 2013 (Unaudited)

DWS Government & Agency Securities VIP
	Principal Amount ($)	Value ($)
Mortgage-Backed Securities Pass-Throughs 78.9%
Federal Home Loan Mortgage Corp.:
3.5%, 11/1/2041 (a)	10,000,000	10,524,219
7.0%, 6/1/2032	707	826
Federal National Mortgage Association:
3.0%, 8/1/2042 (a)	5,000,000	5,155,859
3.5%, 12/1/2041 (a)	1,000,000	1,055,771
5.0%, 10/1/2033	250,966	273,494
Government National Mortgage Association:
3.0%, with various maturities from 8/1/2042 until 9/1/2042 (a)	2,000,000	2,075,157
3.5%, with various maturities from 10/1/2041 until 3/20/2043 (a)	8,467,160	9,086,613
4.0%, with various maturities from 7/1/2040 until 6/15/2042 (a)	1,348,303	1,547,115
4.5%, with various maturities from 6/20/2033 until 2/20/2043 (a)	9,900,442	11,019,388
4.55%, 1/15/2041	515,501	576,255
4.625%, 5/15/2041	198,459	220,481
5.0%, with various maturities from 11/20/2032 until 4/15/2042	20,981,243	23,049,076
5.5%, with various maturities from 10/15/2032 until 7/20/2040	14,019,881	15,521,196
6.0%, with various maturities from 7/15/2014 until 5/15/2040	11,177,901	12,596,080
6.5%, with various maturities from 4/15/2031 until 2/15/2039	2,413,739	2,749,341
7.0%, with various maturities from 2/20/2027 until 11/15/2038	330,587	381,798
7.5%, 10/20/2031	8,392	9,933

Total Mortgage-Backed Securities Pass-Throughs (Cost $93,220,185)		95,842,602
Collateralized Mortgage Obligations 11.8%
Federal Home Loan Mortgage Corp.:
"OA", Series 3179, Principal Only, Zero Coupon, 7/15/2036	391,395	365,955
'KO", Series 4180, Principal Only, Zero Coupon, 1/15/2043	1,570,018	1,181,439
"KB", Series 4144, 2.5%, 12/15/2042	214,837	193,385
"YI", Series 3936, Interest Only, 3.0%, 6/15/2025	155,143	6,898
"AI", Series 4016, Interest Only, 3.0%, 9/15/2025	1,571,894	92,736
"WI", Series 3939, Interest Only, 3.0%, 10/15/2025	620,141	27,269
"EI", Series 3953, Interest Only, 3.0%, 11/15/2025	854,413	50,745
"IO", Series 3974, Interest Only, 3.0%, 12/15/2025	248,686	18,289
"DI", Series 4010, Interest Only, 3.0%, 2/15/2027	217,067	16,925
"IP", Series 4046, Interest Only, 3.0%, 5/15/2027	516,407	55,557
"IK", Series 4048, Interest Only, 3.0%, 5/15/2027	1,805,281	213,289
"IA", Series 3800, Interest Only, 3.5%, 12/15/2022	845,091	10,205
"IK", Series 3754, Interest Only, 3.5%, 6/15/2025	1,390,503	93,381
"NI", Series 3657, Interest Only, 4.5%, 8/15/2027	816,354	31,733
"22", Series 243, Interest Only, 4.784% *, 6/15/2021	938,992	71,957
"PI", Series 2535, Interest Only, 6.0%, 9/15/2032	370,789	20,738
"MI", Series 3871, Interest Only, 6.0%, 4/15/2040	230,201	33,792
"A", Series 172, Interest Only, 6.5%, 1/1/2024	28,565	4,202
"S", Series 2416, Interest Only, 7.897% *, 2/15/2032	377,819	81,160
"ST", Series 2411, Interest Only, 8.547% *, 6/15/2021	1,234,770	164,133
"KS", Series 2064, Interest Only, 9.9% *, 5/15/2022	376,372	79,023
Federal National Mortgage Association:
"DI", Series 2011-136, Interest Only, 3.0%, 1/25/2026	243,749	17,913
"HI", Series 2010-123, Interest Only, 3.5%, 3/25/2024	511,913	29,691
"KI", Series 2011-72, Interest Only, 3.5%, 3/25/2025	1,646,190	70,820
''IO", Series 2012-146, Interest Only, 3.5%, 1/25/2043	2,242,876	478,578
"25", Series 351, Interest Only, 4.5%, 5/1/2019	239,697	21,680
"HI", Series 2009-77, Interest Only, 4.5%, 9/25/2027	398,333	10,702
"IN", Series 2003-49, Interest Only, 4.75%, 3/25/2018	1,664,497	87,047
"21", Series 334, Interest Only, 5.0%, 3/1/2018	111,397	8,661
"20", Series 334, Interest Only, 5.0%, 3/1/2018	166,600	12,787
''23", Series 339, Interest Only, 5.0%, 7/1/2018	243,570	18,434
"26", Series 381, Interest Only, 5.0%, 12/25/2020	74,968	6,358
"ZA", Series 2008-24, 5.0%, 4/25/2038	673,770	761,954
"30", Series 381, Interest Only, 5.5%, 11/25/2019	416,617	41,667
"PI", Series 2009-14, Interest Only, 5.5%, 3/25/2024	753,334	98,302
"PJ", Series 2004-46, Interest Only, 5.796% *, 3/25/2034	505,759	78,629
"WI", Series 2011-59, Interest Only, 6.0%, 5/25/2040	522,526	54,113
"PI", Series 2007-75, Interest Only, 6.336% *, 8/25/2037	1,547,929	324,287
"101", Series 383, Interest Only, 6.5%, 9/1/2022	1,412,167	217,582
"SJ", Series 2007-36, Interest Only, 6.566% *, 4/25/2037	319,534	45,930
"SA", Series 2005-42, Interest Only, 6.596% *, 5/25/2035	619,033	73,330
"KI", Series 2005-65, Interest Only, 6.796% *, 8/25/2035	130,278	23,882
"ES", Series 2003-17, Interest Only, 6.846% *, 9/25/2022	1,588,702	58,419
"SA", Series G92-57, IOette, 82.85% *, 10/25/2022	45,073	91,087
Government National Mortgage Association:
"IE", Series 2011-128, Interest Only, 3.5%, 9/20/2026	1,227,771	111,589
"JY", Series 2010-20, 4.0%, 12/20/2033	1,954,419	2,144,086
"LI", Series 2009-104, Interest Only, 4.5%, 12/16/2018	302,710	25,025
"NI", Series 2010-44, Interest Only, 4.5%, 10/20/2037	714,728	65,047
"CI", Series 2010-87, Interest Only, 4.5%, 11/20/2038	1,251,588	416,230
"MI", Series 2010-169, Interest Only, 4.5%, 8/20/2040	937,570	162,373
"AI", Series 2012-15, Interest Only, 4.5%, 9/20/2040	702,436	147,814
"VB", Series 2010-26, 5.0%, 1/20/2024	600,000	702,155
"MI", Series 2009-76, Interest Only, 5.0%, 3/20/2035	1,039,345	35,530
"GZ", Series 2005-24, 5.0%, 3/20/2035	499,346	604,101
"ZA", Series 2005-75, 5.0%, 10/16/2035	561,756	672,507
"MZ", Series 2009-98, 5.0%, 10/16/2039	1,007,991	1,243,741
"Z", Series 2009-112, 5.0%, 11/20/2039	1,180,951	1,383,843
"AI", Series 2008-51, Interest Only, 5.5%, 5/16/2023	600,394	55,589
"AI", Series 2008-46, Interest Only, 5.5%, 5/16/2023	310,864	30,428
"GI", Series 2003-19, Interest Only, 5.5%, 3/16/2033	1,045,969	180,474
"IB", Series 2010-130, Interest Only, 5.5%, 2/20/2038	309,091	51,833
"BS", Series 2011-93, Interest Only, 5.897% *, 7/16/2041	1,548,140	246,975
"DI", Series 2009-10, Interest Only, 6.0%, 4/16/2038	406,555	71,544
"QA", Series 2007-57, Interest Only, 6.297% *, 10/20/2037	441,505	72,169
"IP", Series 2009-118, Interest Only, 6.5%, 12/16/2039	136,963	25,399
"SA", Series 2006-69, Interest Only, 6.597% *, 12/20/2036	840,282	142,646
"SK", Series 2003-11, Interest Only, 7.497% *, 2/16/2033	598,058	127,628
"IC", Series 1997-4, Interest Only, 7.5%, 3/16/2027	682,803	167,695

Total Collateralized Mortgage Obligations (Cost $12,792,981)		14,331,085
Government & Agency Obligations 28.6%
U.S. Government Sponsored Agencies 26.9%
Federal Farm Credit Bank:
0.5%, 6/23/2015	12,000,000	12,039,156
5.125%, 8/25/2016	4,000,000	4,622,640
Federal Home Loan Bank, Series 1, 1.0%, 6/21/2017	10,000,000	10,134,458
Tennessee Valley Authority, 4.5%, 4/1/2018	5,000,000	5,859,805

		32,656,059
U.S. Treasury Obligations 1.7%
U.S. Treasury Bill, 0.1% **, 9/5/2013 (b)	1,045,000	1,044,579
U.S. Treasury Note, 0.75%, 6/15/2014 (c)	1,000,000	1,006,680

		2,051,259

Total Government & Agency Obligations (Cost $34,724,684)		34,707,318

	Contracts	Value ($)
Call Options Purchased 0.4%
Options on Exchange-Traded Futures Contracts 0.0%
10 Year U.S. Treasury Note Future, Expiration Date 5/24/2013, Strike Price $133.5	45	11,953

	Contract Amount	Value ($)
Options on Interest Rate Swap Contracts 0.4%
Pay Fixed Rate - 3.583% - Receive Floating - LIBOR, Swap Expiration Date 5/11/2026, Option Expiration Date 5/9/2016	2,700,000	99,301
Pay Fixed Rate - 3.635% - Receive Floating - LIBOR, Swap Expiration Date 4/27/2026, Option Expiration Date 4/25/2016	2,600,000	90,494
Pay Fixed Rate - 3.72% - Receive Floating - LIBOR, Swap Expiration Date 4/22/2026, Option Expiration Date 4/20/2016	2,600,000	84,176
Pay Fixed Rate - 4.32% - Receive Floating - LIBOR, Swap Expiration Date 2/3/2027, Option Expiration Date 2/1/2017	6,000,000	179,243

		453,214

Total Call Options Purchased (Cost $654,375)		465,167
Put Options Purchased 0.1%
Options on Interest Rate Swap Contracts
Receive Fixed Rate - 2.32% - Pay Floating - LIBOR, Swap Expiration Date 2/3/2027, Option Expiration Date 2/1/2017 (Cost $203,883)	6,000,000	137,352

	Shares	Value ($)
Cash Equivalents 7.8%
Central Cash Management Fund, 0.12% (d) (Cost $9,445,633)	9,445,633	9,445,633

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $151,041,741) †	127.6	154,929,157
Other Assets and Liabilities, Net	(27.6)	(33,558,659)

Net Assets	100.0	121,370,498

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	These securities are shown at their current rate as of March 31, 2013.
**	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $151,041,763.  At March 31, 2013, net unrealized appreciation for all securities based on tax cost was $3,887,394.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $5,171,468 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,284,074.

(a)	When-issued or delayed delivery security included.
(b)	At March 31, 2013, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)	At March 31, 2013, this security has been pledged, in whole or in part, as collateral for open swap contracts.
(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

IOettes: These securities represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s, a nominal amount of principal is assigned to an IOette which is small in relation to the interest flow that constitutes almost all of the IOette cash flow. The effective yield of this security is lower than the stated interest rate.

Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets.  Effective maturities of these investments may be shorter than stated maturities due to prepayments.  Some separate investments in the Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At March 31, 2013, open futures contracts bought were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

10 Year U.S. Treasury Note	USD	6/19/2013	25	3,299,609	46,825
Ultra Long U.S. Treasury Bond	USD	6/19/2013	27	4,255,031	44,837
Total unrealized appreciation					91,662

At March 31, 2013, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)

5 Year U.S. Treasury Note	USD	6/28/2013	30	3,721,641	(23,732)

Currency Abbreviation

USD	United States Dollar
At March 31, 2013, open written options contracts were as follows:

Options on Interest Rate Swap Contracts
	Swap Effective/ Expiration Date	Contract Amount	Option Expiration Date	Premiums Received ($)	Value ($) (e)

Call Options
Receive Fixed - 1.132% - Pay Floating - LIBOR	3/17/2016 3/17/2026	4,800,000	3/15/2016	23,460	(48,466)
Receive Fixed - 2.385% - Pay Floating - LIBOR	3/31/2014 3/31/2044	2,400,000	3/27/2014	32,760	(32,760)
Receive Fixed - 2.423% - Pay Floating - LIBOR	3/20/2014 3/20/2044	2,400,000	3/18/2014	34,560	(34,715)
Receive Fixed - 3.32% - Pay Floating - LIBOR	2/3/2017 2/3/2027	3,000,000	2/1/2017	216,990	(172,669)
Receive Fixed - 4.083% - Pay Floating - LIBOR	5/11/2016 5/11/2026	2,700,000	5/9/2016	91,800	(68,142)
Receive Fixed - 4.135% - Pay Floating - LIBOR	4/27/2016 4/27/2026	2,600,000	4/25/2016	96,200	(61,724)
Receive Fixed - 4.22% - Pay Floating - LIBOR	4/22/2016 4/22/2026	2,600,000	4/20/2016	92,690	(57,436)
Total Call Options				588,460	(475,912)

Put Options
Pay Fixed - 1.9% - Receive Floating - LIBOR	4/24/2013 4/24/2023	2,600,000	4/22/2013	35,620	(3,693)
Pay Fixed - 3.32% -Receive Floating - LIBOR	2/3/2017 2/3/2027	3,000,000	2/1/2017	216,991	(177,746)
Pay Fixed - 5.132% - Receive Floating - LIBOR	3/17/2016 3/17/2026	4,800,000	3/15/2016	45,660	(14,481)
Total Put Options				298,271	(195,920)

Total				886,731	(671,832)

(e)	Unrealized appreciation on written options on interest rate swap contracts at March 31, 2013 was $214,899.

At March 31, 2013, open interest rate swap contracts were as follows:

Effective/ Expiration Date	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Upfront Payments Paid ($)	Unrealized Appreciation/ (Depreciation) ($)

7/16/2013 7/16/2014	4,900,0001	Fixed - 0.515%	Floating - LIBOR	(6,030)	164	(6,194)
7/16/2013 7/16/2018	1,900,0001	Fixed - 1.148%	Floating - LIBOR	(6,242)	379	(6,621)
12/27/2013 12/27/2020	21,600,0001	Fixed - 1.656%	Floating - LIBOR	130,355	—	130,355
7/16/2013 7/16/2023	7,500,0001	Fixed - 1.858%	Floating - LIBOR	181,646	3,329	178,317
7/16/2013 7/16/2033	1,600,0001	Floating - LIBOR	Fixed - 2.322%	(139,701)	632	(140,333)
7/16/2013 7/16/2043	3,200,0001	Floating - LIBOR	Fixed - 2.424%	(403,978)	4,454	(408,432)
Total net unrealized depreciation					(252,908)

Counterparty
1	Nomura International PLC
LIBOR: London Interbank Offered Rate

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2013 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income Investments(f)
Mortgage-Backed Securities Pass-Throughs	$—	$95,842,602	$—	$95,842,602
Collateralized Mortgage Obligations	—	14,331,085	—	14,331,085
Government & Agency Obligations	—	34,707,318	—	34,707,318
Short-Term Investments	9,445,633	—	—	9,445,633
Derivatives (g)
Futures Contracts	91,662	—	—	91,662
Purchased Options	11,953	590,566	—	602,519
Interest Rate Swap Contracts	—	308,672	—	308,672
Total	$9,549,248	$145,780,243	$—	$155,329,491

Liabilities
Derivatives (g)
Futures Contracts	(23,732)	—	—	(23,732)
Written Options	—	(671,832)	—	(671,832)
Interest Rate Swap Contracts	—	(561,580)	—	(561,580)
Total	$(23,732)	$(1,233,412)	$—	$(1,257,144)

There have been no transfers between fair value measurement levels during the period ended March 31, 2013.
(f)	See Investment Portfolio for additional detailed categorizations.
(g)	Derivatives include value of options purchased, unrealized appreciation (depreciation) on open futures contracts, interest rate swap contracts and written options, at value.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of March 31, 2013 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Options
Interest Rate Contracts	$67,930	$(252,908)	$(40,840)

Investment Portfolio	as of March 31, 2013 (Unaudited)

DWS High Income VIP
		Principal Amount ($) (a)	Value ($)
Corporate Bonds 89.5%
Consumer Discretionary 19.7%
313 Group, Inc., 144A, 6.375%, 12/1/2019		205,000	203,463
AMC Entertainment, Inc., 8.75%, 6/1/2019		765,000	839,587
AMC Networks, Inc., 7.75%, 7/15/2021		80,000	90,600
Asbury Automotive Group, Inc.:
7.625%, 3/15/2017		590,000	606,968
8.375%, 11/15/2020		460,000	515,200
Avis Budget Car Rental LLC:
144A, 5.5%, 4/1/2023 (b)		205,000	204,488
8.25%, 1/15/2019		535,000	593,181
9.625%, 3/15/2018		260,000	293,478
BC Mountain LLC, 144A, 7.0%, 2/1/2021		210,000	222,600
Block Communications, Inc., 144A, 7.25%, 2/1/2020		375,000	407,812
Boyd Gaming Corp., 144A, 9.0%, 7/1/2020 (c)		155,000	161,200
Cablevision Systems Corp., 8.0%, 4/15/2020		65,000	73,125
Caesar's Entertainment Operating Co., Inc.:
8.5%, 2/15/2020		760,000	750,500
10.0%, 12/15/2018		450,000	306,563
11.25%, 6/1/2017		715,000	760,581
Carlson Wagonlit BV, 144A, 6.875%, 6/15/2019		215,000	224,138
CCO Holdings LLC:
5.25%, 9/30/2022		1,405,000	1,380,412
6.5%, 4/30/2021		655,000	692,662
6.625%, 1/31/2022		450,000	482,625
7.0%, 1/15/2019		120,000	129,300
7.25%, 10/30/2017 (c)		520,000	560,950
7.375%, 6/1/2020		50,000	55,438
7.875%, 4/30/2018		225,000	239,344
8.125%, 4/30/2020 (c)		150,000	167,625
CDR DB Sub, Inc., 144A, 7.75%, 10/15/2020		230,000	236,325
Cequel Communications Holdings I LLC, 144A, 6.375%, 9/15/2020		1,215,000	1,260,562
Chester Downs & Marina LLC, 144A, 9.25%, 2/1/2020		145,000	138,475
Clear Channel Communications, Inc., 144A, 11.25%, 3/1/2021		280,000	287,000
Clear Channel Worldwide Holdings, Inc.:
Series A, 144A, 6.5%, 11/15/2022		250,000	260,625
Series B, 144A, 6.5%, 11/15/2022		365,000	385,075
Series A, 7.625%, 3/15/2020		110,000	113,713
Series B, 7.625%, 3/15/2020		1,115,000	1,163,781
CSC Holdings LLC, 6.75%, 11/15/2021		900,000	1,009,125
Cumulus Media Holdings, Inc., 7.75%, 5/1/2019 (c)		375,000	385,312
Delphi Corp., 5.0%, 2/15/2023 (c)		285,000	301,388
DISH DBS Corp.:
6.75%, 6/1/2021		50,000	55,500
7.125%, 2/1/2016		465,000	516,731
7.875%, 9/1/2019		270,000	319,950
Fontainebleau Las Vegas Holdings LLC, 144A, 11.0%, 6/15/2015 *		490,000	306
Griffey Intermediate, Inc., 144A, 7.0%, 10/15/2020		405,000	413,100
Harron Communications LP, 144A, 9.125%, 4/1/2020		270,000	299,700
Hertz Corp.:
144A, 4.25%, 4/1/2018		180,000	183,375
6.75%, 4/15/2019		305,000	332,831
7.5%, 10/15/2018		905,000	998,894
Jo-Ann Stores Holdings, Inc., 144A, 9.75%, 10/15/2019 (PIK)		230,000	241,500
Lear Corp., 8.125%, 3/15/2020		184,000	205,160
Libbey Glass, Inc., 6.875%, 5/15/2020		117,000	126,214
Lions Gate Entertainment, Inc., 144A, 10.25%, 11/1/2016		540,000	589,275
MDC Partners, Inc., 144A, 6.75%, 4/1/2020		155,000	156,550
Mediacom Broadband LLC, 144A, 6.375%, 4/1/2023		425,000	440,937
Mediacom LLC:
7.25%, 2/15/2022		110,000	121,000
9.125%, 8/15/2019		560,000	625,100
MGM Resorts International:
6.625%, 12/15/2021		590,000	618,762
144A, 6.75%, 10/1/2020		170,000	180,200
7.5%, 6/1/2016		205,000	227,038
7.625%, 1/15/2017		560,000	621,600
144A, 8.625%, 2/1/2019 (c)		840,000	978,600
10.0%, 11/1/2016		225,000	268,313
National CineMedia LLC, 6.0%, 4/15/2022		200,000	214,500
Norcraft Companies LP, 10.5%, 12/15/2015		1,260,000	1,319,850
Palace Entertainment Holdings LLC, 144A, 8.875%, 4/15/2017		435,000	461,100
Petco Animal Supplies, Inc., 144A, 9.25%, 12/1/2018		315,000	347,288
Petco Holdings, Inc., 144A, 8.5%, 10/15/2017 (PIK) (c)		115,000	118,594
Quebecor Media, Inc., 144A, 5.75%, 1/15/2023		205,000	209,100
Regal Entertainment Group:
5.75%, 2/1/2025		55,000	54,038
9.125%, 8/15/2018 (c)		180,000	202,050
Sabre Holdings Corp., 8.35%, 3/15/2016		305,000	335,500
Seminole Indian Tribe of Florida:
144A, 7.75%, 10/1/2017		200,000	216,000
144A, 7.804%, 10/1/2020		380,000	402,971
Sinclair Television Group, Inc., 144A, 5.375%, 4/1/2021 (b)		105,000	104,213
Sonic Automotive, Inc., Series B, 9.0%, 3/15/2018		565,000	621,500
Sotheby's, 144A, 5.25%, 10/1/2022		200,000	202,000
Starz LLC, 144A, 5.0%, 9/15/2019		175,000	180,250
Toys "R" Us-Delaware, Inc., 144A, 7.375%, 9/1/2016 (c)		200,000	204,750
Travelport LLC:
4.912% **, 9/1/2014		390,000	370,500
9.0%, 3/1/2016 (c)		75,000	75,281
UCI International, Inc., 8.625%, 2/15/2019		310,000	320,850
Unitymedia Hessen GmbH & Co., KG:
144A, 5.5%, 1/15/2023		945,000	970,987
144A, 7.5%, 3/15/2019		435,000	475,781
Unitymedia KabelBW GmbH, 144A, 9.625%, 12/1/2019	EUR	550,000	784,403
Univision Communications, Inc.:
144A, 6.875%, 5/15/2019		60,000	64,200
144A, 7.875%, 11/1/2020		140,000	154,000
UPC Holding BV:
144A, 8.375%, 8/15/2020	EUR	480,000	673,495
144A, 9.75%, 4/15/2018	EUR	425,000	573,224
Viking Cruises Ltd., 144A, 8.5%, 10/15/2022		205,000	225,500
Visant Corp., 10.0%, 10/1/2017		460,000	419,750
Visteon Corp., 6.75%, 4/15/2019 (c)		391,000	418,370
Yonkers Racing Corp., 144A, 11.375%, 7/15/2016		335,000	359,287

			35,103,189
Consumer Staples 2.8%
Chiquita Brands International, Inc., 144A, 7.875%, 2/1/2021		200,000	209,750
Del Monte Corp., 7.625%, 2/15/2019 (c)		410,000	425,375
Dole Food Co., Inc., 144A, 8.0%, 10/1/2016		130,000	135,200
FAGE Dairy Industry SA, 144A, 9.875%, 2/1/2020		810,000	888,975
JBS U.S.A. LLC, 144A, 8.25%, 2/1/2020		160,000	174,800
NBTY, Inc., 9.0%, 10/1/2018		190,000	212,325
Pilgrim's Pride Corp., 7.875%, 12/15/2018		290,000	313,563
Smithfield Foods, Inc.:
6.625%, 8/15/2022		240,000	261,600
7.75%, 7/1/2017		1,180,000	1,367,325
Sun Products Corp., 144A, 7.75%, 3/15/2021		360,000	362,700
Tops Holding Corp., 144A, 8.875%, 12/15/2017		100,000	109,750
U.S. Foods, Inc., 144A, 8.5%, 6/30/2019		400,000	424,500

			4,885,863
Energy 12.1%
Access Midstream Partners LP:
4.875%, 5/15/2023		270,000	266,625
6.125%, 7/15/2022		325,000	348,562
Arch Coal, Inc., 7.25%, 10/1/2020 (c)		110,000	99,000
Berry Petroleum Co.:
6.375%, 9/15/2022		205,000	217,813
6.75%, 11/1/2020		540,000	583,200
BreitBurn Energy Partners LP:
7.875%, 4/15/2022		205,000	219,350
8.625%, 10/15/2020		225,000	248,625
Chaparral Energy, Inc.:
144A, 7.625%, 11/15/2022		235,000	254,387
7.625%, 11/15/2022		135,000	147,488
Chesapeake Energy Corp., 5.75%, 3/15/2023 (b)		100,000	101,375
Chesapeake Oilfield Operating LLC, 144A, 6.625%, 11/15/2019		150,000	154,500
Cloud Peak Energy Resources LLC:
8.25%, 12/15/2017		145,000	155,150
8.5%, 12/15/2019		75,000	81,375
Continental Resources, Inc.:
5.0%, 9/15/2022		180,000	191,250
7.125%, 4/1/2021		175,000	198,188
7.375%, 10/1/2020		195,000	219,863
Crestwood Midstream Partners LP, 7.75%, 4/1/2019		610,000	635,925
Crosstex Energy LP:
144A, 7.125%, 6/1/2022		105,000	111,300
8.875%, 2/15/2018		365,000	395,112
Denbury Resources, Inc., 4.625%, 7/15/2023		530,000	511,450
Dresser-Rand Group, Inc., 6.5%, 5/1/2021		420,000	448,350
Eagle Rock Energy Partners LP, 8.375%, 6/1/2019		655,000	691,025
EP Energy LLC:
6.875%, 5/1/2019		330,000	361,350
7.75%, 9/1/2022 (c)		175,000	193,375
9.375%, 5/1/2020 (c)		150,000	173,250
EPE Holdings LLC, 144A, 8.125%, 12/15/2017 (PIK) (c)		475,000	498,750
EV Energy Partners LP, 8.0%, 4/15/2019		835,000	880,925
Frontier Oil Corp., 6.875%, 11/15/2018		315,000	340,987
Global Geophysical Services, Inc., 10.5%, 5/1/2017		540,000	468,450
Halcon Resources Corp.:
144A, 8.875%, 5/15/2021		585,000	630,337
144A, 9.75%, 7/15/2020		280,000	309,400
Holly Energy Partners LP:
144A, 6.5%, 3/1/2020		105,000	111,563
8.25%, 3/15/2018		330,000	357,225
Kodiak Oil & Gas Corp., 144A, 5.5%, 1/15/2021		265,000	277,587
Linn Energy LLC:
144A, 6.25%, 11/1/2019		595,000	608,387
6.5%, 5/15/2019		115,000	120,319
MarkWest Energy Partners LP, 5.5%, 2/15/2023		110,000	115,225

MEG Energy Corp.:
144A, 6.375%, 1/30/2023		510,000	530,400
144A, 6.5%, 3/15/2021		235,000	250,275
Midstates Petroleum Co., Inc., 144A, 10.75%, 10/1/2020		230,000	255,300
Murray Energy Corp., 144A, 10.25%, 10/15/2015		170,000	170,638
Northern Oil & Gas, Inc., 8.0%, 6/1/2020		545,000	568,162
Oasis Petroleum, Inc.:
6.5%, 11/1/2021		175,000	190,750
6.875%, 1/15/2023		130,000	143,000
7.25%, 2/1/2019		665,000	721,525
Offshore Group Investment Ltd.:
144A, 7.125%, 4/1/2023		410,000	419,225
144A, 7.5%, 11/1/2019 (c)		580,000	614,800
Plains Exploration & Production Co.:
6.125%, 6/15/2019		215,000	235,425
6.75%, 2/1/2022		525,000	584,719
6.875%, 2/15/2023		510,000	577,575
7.625%, 6/1/2018		320,000	334,400
Range Resources Corp., 144A, 5.0%, 3/15/2023		105,000	107,363
Sabine Pass Liquefaction LLC, 144A, 5.625%, 2/1/2021 (c)		390,000	404,625
SandRidge Energy, Inc., 7.5%, 3/15/2021		515,000	535,600
SESI LLC, 6.375%, 5/1/2019		235,000	252,625
Shelf Drilling Holdings Ltd., 144A, 8.625%, 11/1/2018 (c)		290,000	307,400
Swift Energy Co.:
7.875%, 3/1/2022		435,000	454,575
144A, 7.875%, 3/1/2022		255,000	266,475
Talos Production LLC, 144A, 9.75%, 2/15/2018		410,000	405,900
Tesoro Corp.:
4.25%, 10/1/2017		215,000	224,675
5.375%, 10/1/2022		150,000	156,375
Venoco, Inc., 8.875%, 2/15/2019		590,000	572,300
WPX Energy, Inc., 5.25%, 1/15/2017		510,000	534,225

			21,545,375
Financials 13.6%
Abengoa Finance SAU, 144A, 8.875%, 11/1/2017		320,000	312,000
AerCap Aviation Solutions BV, 6.375%, 5/30/2017 (c)		470,000	504,662
Ally Financial, Inc.:
5.5%, 2/15/2017		385,000	416,471
8.0%, 3/15/2020		340,000	421,600
8.0%, 11/1/2031		340,000	430,100
Alphabet Holding Co., Inc., 144A, 7.75%, 11/1/2017 (PIK)		205,000	213,713
Altice Financing SA, 144A, 7.875%, 12/15/2019		235,000	256,244
AmeriGas Finance LLC:
6.75%, 5/20/2020		110,000	119,625
7.0%, 5/20/2022		110,000	119,625
Antero Resources Finance Corp.:
7.25%, 8/1/2019		285,000	308,869
9.375%, 12/1/2017		390,000	423,150
Ashtead Capital, Inc., 144A, 6.5%, 7/15/2022		330,000	358,462
Ashton Woods U.S.A. LLC, 144A, 6.875%, 2/15/2021		350,000	355,250
AWAS Aviation Capital Ltd., 144A, 7.0%, 10/17/2016		484,800	511,464
BOE Merger Corp., 144A, 9.5%, 11/1/2017 (PIK)		410,000	441,262
Caesar's Operating Escrow LLC, 144A, 9.0%, 2/15/2020		245,000	246,531
CIT Group, Inc.:
5.0%, 5/15/2017		385,000	412,912
5.25%, 3/15/2018		540,000	583,200
E*TRADE Financial Corp.:
6.375%, 11/15/2019		585,000	618,637
6.75%, 6/1/2016		710,000	765,025
Fresenius Medical Care U.S. Finance II, Inc.:
144A, 5.625%, 7/31/2019		220,000	241,450
144A, 5.875%, 1/31/2022		195,000	217,669
Fresenius U.S. Finance II, Inc., 144A, 9.0%, 7/15/2015		420,000	480,900
Hawk Acquisition Sub, Inc., 144A, 4.25%, 10/15/2020 (b)		1,890,000	1,892,362
Hellas Telecommunications Finance SCA, 144A, 8.21% **, 7/15/2015 (PIK) *	EUR	322,107	0
Hexion U.S. Finance Corp.:
6.625%, 4/15/2020		95,000	95,238
8.875%, 2/1/2018		530,000	548,550
International Lease Finance Corp.:
3.875%, 4/15/2018		385,000	384,037
4.625%, 4/15/2021		360,000	359,100
Series R, 5.65%, 6/1/2014		340,000	354,875
5.75%, 5/15/2016		105,000	113,400
6.25%, 5/15/2019		320,000	350,400
8.625%, 9/15/2015		235,000	267,313
8.625%, 1/15/2022 (c)		310,000	394,475
8.75%, 3/15/2017		245,000	288,181
Level 3 Financing, Inc.:
144A, 7.0%, 6/1/2020		750,000	785,625
8.125%, 7/1/2019		670,000	737,000
8.625%, 7/15/2020		510,000	568,650
MPT Operating Partnership LP:
(REIT), 6.375%, 2/15/2022		185,000	198,875
(REIT), 6.875%, 5/1/2021		295,000	320,075
National Money Mart Co., 10.375%, 12/15/2016		790,000	870,975
Neuberger Berman Group LLC:
144A, 5.625%, 3/15/2020		160,000	167,600
144A, 5.875%, 3/15/2022		265,000	280,238
Nielsen Finance LLC, 144A, 4.5%, 10/1/2020		150,000	149,813
NII Capital Corp., 7.625%, 4/1/2021		305,000	219,600
Pinnacle Foods Finance LLC:
8.25%, 9/1/2017		425,000	456,609
9.25%, 4/1/2015		261,000	261,979
Reynolds Group Issuer, Inc.:
5.75%, 10/15/2020		405,000	412,594
6.875%, 2/15/2021		540,000	575,100
7.125%, 4/15/2019		415,000	445,606
8.25%, 2/15/2021 (c)		225,000	231,750
8.5%, 5/15/2018		455,000	478,319
9.875%, 8/15/2019		125,000	137,031
Schaeffler Finance BV, 144A, 7.75%, 2/15/2017		420,000	473,025
Serta Simmons Holdings LLC, 144A, 8.125%, 10/1/2020 (c)		230,000	238,913
Sky Growth Acquisition Corp., 144A, 7.375%, 10/15/2020		175,000	185,063
Telenet Finance V Luxembourg SCA:
144A, 6.25%, 8/15/2022	EUR	235,000	307,260
144A, 6.75%, 8/15/2024	EUR	235,000	314,791
Tronox Finance LLC, 144A, 6.375%, 8/15/2020		255,000	247,350
UPCB Finance III Ltd., 144A, 6.625%, 7/1/2020		185,000	198,875
UPCB Finance V Ltd., 144A, 7.25%, 11/15/2021		230,000	254,150
UPCB Finance VI Ltd., 144A, 6.875%, 1/15/2022		300,000	326,250
Wind Acquisition Finance SA, 144A, 7.25%, 2/15/2018		410,000	426,912
WMG Acquisition Corp., 144A, 6.0%, 1/15/2021		100,000	104,750

			24,181,530
Health Care 4.6%
Aviv Healthcare Properties LP, 7.75%, 2/15/2019		500,000	537,500
Biomet, Inc.:
144A, 6.5%, 8/1/2020		355,000	376,744
144A, 6.5%, 10/1/2020		100,000	102,813
Community Health Systems, Inc.:
5.125%, 8/15/2018		1,155,000	1,209,862
7.125%, 7/15/2020		635,000	688,975
HCA, Inc.:
5.875%, 3/15/2022		275,000	296,313
6.5%, 2/15/2020		890,000	1,004,031
7.5%, 2/15/2022		605,000	695,750
Hologic, Inc., 6.25%, 8/1/2020		200,000	212,750
IMS Health, Inc., 144A, 6.0%, 11/1/2020		250,000	260,625
Physio-Control International, Inc., 144A, 9.875%, 1/15/2019		315,000	355,162
STHI Holding Corp., 144A, 8.0%, 3/15/2018		345,000	376,912
Tenet Healthcare Corp.:
144A, 4.5%, 4/1/2021 (c)		55,000	53,900
6.25%, 11/1/2018		1,470,000	1,631,700
Warner Chilcott Co., LLC, 7.75%, 9/15/2018		420,000	448,875

			8,251,912
Industrials 8.3%
Accuride Corp., 9.5%, 8/1/2018		345,000	352,762
Aguila 3 SA, 144A, 7.875%, 1/31/2018		480,000	514,800
Air Lease Corp.:
4.75%, 3/1/2020 (c)		315,000	322,875
6.125%, 4/1/2017 (c)		445,000	481,712
Armored Autogroup, Inc., 9.25%, 11/1/2018		610,000	544,425
BakerCorp International, Inc., 8.25%, 6/1/2019		335,000	345,050
BE Aerospace, Inc., 6.875%, 10/1/2020		180,000	199,125
Belden, Inc., 144A, 5.5%, 9/1/2022		355,000	363,875
Bombardier, Inc.:
144A, 5.75%, 3/15/2022		430,000	441,287
144A, 6.125%, 1/15/2023		315,000	326,812
Casella Waste Systems, Inc., 7.75%, 2/15/2019		415,000	395,287
Clean Harbors, Inc., 144A, 5.125%, 6/1/2021		240,000	245,700
DigitalGlobe, Inc., 144A, 5.25%, 2/1/2021		160,000	159,000
Ducommun, Inc., 9.75%, 7/15/2018		305,000	335,500
DynCorp International, Inc., 10.375%, 7/1/2017		490,000	482,650
Florida East Coast Railway Corp., 8.125%, 2/1/2017		225,000	241,313
FTI Consulting, Inc., 144A, 6.0%, 11/15/2022		205,000	216,788
Garda World Security Corp., 144A, 9.75%, 3/15/2017		375,000	402,187
GenCorp, Inc., 144A, 7.125%, 3/15/2021		790,000	833,450
Huntington Ingalls Industries, Inc.:
6.875%, 3/15/2018		280,000	304,500
7.125%, 3/15/2021 (c)		60,000	65,250
Interline Brands, Inc., 7.5%, 11/15/2018		295,000	320,075
Iron Mountain, Inc., 5.75%, 8/15/2024		245,000	244,694
Kenan Advantage Group, Inc., 144A, 8.375%, 12/15/2018		410,000	430,500
Meritor, Inc., 8.125%, 9/15/2015		85,000	89,888
Navios Maritime Holdings, Inc.:
8.125%, 2/15/2019 (c)		760,000	687,800
8.875%, 11/1/2017		210,000	214,463
Navios South American Logistics, Inc.:
9.25%, 4/15/2019		295,000	317,125
144A, 9.25%, 4/15/2019		55,000	59,125
Nortek, Inc., 8.5%, 4/15/2021		440,000	488,400
Ply Gem Industries, Inc., 9.375%, 4/15/2017		170,000	187,000
Rexel SA, 144A, 5.25%, 6/15/2020 (b)		275,000	278,438
Sitel LLC, 11.5%, 4/1/2018		565,000	370,075
Spirit AeroSystems, Inc.:
6.75%, 12/15/2020		205,000	218,838
7.5%, 10/1/2017 (c)		215,000	228,438

Titan International, Inc.:
7.875%, 10/1/2017		525,000	565,031
144A, 7.875%, 10/1/2017		135,000	145,294
United Rentals North America, Inc.:
5.75%, 7/15/2018		365,000	395,569
6.125%, 6/15/2023		25,000	26,750
7.375%, 5/15/2020		595,000	660,450
7.625%, 4/15/2022		595,000	664,912
Watco Companies LLC, 144A, 6.375%, 4/1/2023		155,000	159,456
Welltec AS, 144A, 8.0%, 2/1/2019		400,000	437,000

			14,763,669
Information Technology 4.6%
Alliance Data Systems Corp., 144A, 5.25%, 12/1/2017		255,000	264,563
Avaya, Inc., 144A, 7.0%, 4/1/2019		830,000	811,325
CDW LLC, 8.5%, 4/1/2019		1,180,000	1,317,175
CyrusOne LP, 144A, 6.375%, 11/15/2022		105,000	109,988
eAccess Ltd., 144A, 8.25%, 4/1/2018		335,000	371,012
Equinix, Inc.:
4.875%, 4/1/2020		275,000	277,062
5.375%, 4/1/2023		725,000	734,062
7.0%, 7/15/2021		215,000	238,650
8.125%, 3/1/2018		120,000	132,600
First Data Corp.:
144A, 6.75%, 11/1/2020		940,000	979,950
144A, 7.375%, 6/15/2019		250,000	265,937
144A, 8.875%, 8/15/2020		495,000	553,162
144A, 10.625%, 6/15/2021 (b)		420,000	424,725
144A, 11.25%, 1/15/2021		285,000	296,400
Freescale Semiconductor, Inc., 144A, 9.25%, 4/15/2018		630,000	691,425
Hughes Satellite Systems Corp.:
6.5%, 6/15/2019		225,000	246,938
7.625%, 6/15/2021		230,000	263,063
IAC/InterActiveCorp., 144A, 4.75%, 12/15/2022		215,000	210,163

			8,188,200
Materials 7.3%
APERAM:
144A, 7.375%, 4/1/2016		215,000	216,613
144A, 7.75%, 4/1/2018		260,000	258,700
Ashland, Inc., 144A, 3.875%, 4/15/2018		155,000	156,938
Axiall Corp., 144A, 4.875%, 5/15/2023		65,000	66,138
Berry Plastics Corp.:
9.5%, 5/15/2018		390,000	435,337
9.75%, 1/15/2021 (c)		460,000	537,625
Clearwater Paper Corp., 7.125%, 11/1/2018		390,000	424,125
Continental Rubber of America Corp., 144A, 4.5%, 9/15/2019		160,000	163,600
Crown Americas LLC, 6.25%, 2/1/2021		50,000	54,625
Eagle Spinco, Inc., 144A, 4.625%, 2/15/2021		130,000	132,275
Essar Steel Algoma, Inc.:
144A, 9.375%, 3/15/2015		1,290,000	1,238,400
144A, 9.875%, 6/15/2015		195,000	158,438
Exopack Holding Corp., 10.0%, 6/1/2018		230,000	228,850
FMG Resources (August 2006) Pty Ltd.:
144A, 6.0%, 4/1/2017 (c)		315,000	323,662
144A, 6.875%, 4/1/2022 (c)		225,000	235,687
144A, 7.0%, 11/1/2015		360,000	377,100
144A, 8.25%, 11/1/2019 (c)		270,000	291,262
Huntsman International LLC:
4.875%, 11/15/2020 (c)		230,000	231,725
8.625%, 3/15/2020		330,000	368,775
8.625%, 3/15/2021 (c)		335,000	376,875
IAMGOLD Corp., 144A, 6.75%, 10/1/2020		310,000	298,375
Ineos Finance PLC, 144A, 7.5%, 5/1/2020		155,000	168,756
Inmet Mining Corp.:
144A, 7.5%, 6/1/2021		610,000	660,325
144A, 8.75%, 6/1/2020		360,000	399,600
JMC Steel Group, 144A, 8.25%, 3/15/2018		350,000	371,000
Kaiser Aluminum Corp., 8.25%, 6/1/2020		260,000	291,200
Molycorp, Inc., 10.0%, 6/1/2020 (c)		175,000	172,375
Momentive Performance Materials, Inc., 9.5%, 1/15/2021	EUR	385,000	365,199
Novelis, Inc., 8.375%, 12/15/2017		85,000	93,075
OI European Group BV, 144A, 6.75%, 9/15/2020	EUR	130,000	186,637
Packaging Dynamics Corp., 144A, 8.75%, 2/1/2016		535,000	559,744
Perstorp Holding AB, 144A, 8.75%, 5/15/2017		200,000	211,500
Polymer Group, Inc., 7.75%, 2/1/2019		300,000	327,000
PolyOne Corp., 144A, 5.25%, 3/15/2023		590,000	594,425
Rain CII Carbon LLC:
144A, 8.0%, 12/1/2018		270,000	285,525
144A, 8.25%, 1/15/2021		200,000	216,000
Sealed Air Corp.:
144A, 5.25%, 4/1/2023		50,000	50,188
144A, 8.125%, 9/15/2019		150,000	169,688
144A, 8.375%, 9/15/2021		150,000	171,750
Viskase Companies, Inc., 144A, 9.875%, 1/15/2018		940,000	996,400
Wolverine Tube, Inc., 6.0%, 6/28/2014 (PIK)		163,708	163,708

			13,029,220
Telecommunication Services 14.0%
Altice Finco SA, 144A, 9.875%, 12/15/2020		235,000	263,200
CenturyLink, Inc., Series V, 5.625%, 4/1/2020 (c)		105,000	107,363
Cincinnati Bell, Inc.:
8.25%, 10/15/2017		1,020,000	1,081,200
8.375%, 10/15/2020		1,030,000	1,071,200
8.75%, 3/15/2018 (c)		350,000	347,375
CPI International, Inc., 8.0%, 2/15/2018		260,000	270,400
Cricket Communications, Inc., 7.75%, 10/15/2020 (c)		1,595,000	1,591,012
Digicel Group Ltd.:
144A, 8.25%, 9/30/2020		790,000	837,400
144A, 10.5%, 4/15/2018		495,000	550,687
Digicel Ltd.:
144A, 7.0%, 2/15/2020		200,000	209,000
144A, 8.25%, 9/1/2017		1,090,000	1,152,675
ERC Ireland Preferred Equity Ltd., 144A, 7.69% **, 2/15/2017 (PIK) *	EUR	709,137	273
Frontier Communications Corp.:
7.125%, 1/15/2023 (c)		1,370,000	1,387,125
7.625%, 4/15/2024 (b)		110,000	113,163
7.875%, 4/15/2015		43,000	49,074
8.25%, 4/15/2017 (c)		395,000	462,150
8.5%, 4/15/2020		490,000	554,925
8.75%, 4/15/2022		560,000	623,000
Intelsat Jackson Holdings SA:
7.25%, 10/15/2020		1,230,000	1,351,462
7.5%, 4/1/2021		1,150,000	1,279,375
8.5%, 11/1/2019 (c)		580,000	650,325
Intelsat Luxembourg SA:
144A, 7.75%, 6/1/2021 (b)		670,000	681,725
144A, 8.125%, 6/1/2023 (b)		105,000	106,706
11.25%, 2/4/2017		1,060,000	1,128,900
11.5%, 2/4/2017		1,200,625	1,275,064
Level 3 Communications, Inc., 144A, 8.875%, 6/1/2019		55,000	60,088
MetroPCS Wireless, Inc.:
6.625%, 11/15/2020		705,000	736,725
7.875%, 9/1/2018 (c)		420,000	458,850
Pacnet Ltd., 144A, 9.25%, 11/9/2015		225,000	237,375
SBA Communications Corp., 144A, 5.625%, 10/1/2019		200,000	205,750
Sprint Nextel Corp.:
6.0%, 12/1/2016		2,025,000	2,197,125
6.0%, 11/15/2022		365,000	375,037
9.125%, 3/1/2017		310,000	366,575
Syniverse Holdings, Inc., 9.125%, 1/15/2019		130,000	142,675
tw telecom holdings, Inc., 5.375%, 10/1/2022		280,000	291,900
Windstream Corp.:
144A, 6.375%, 8/1/2023		265,000	263,013
7.0%, 3/15/2019		430,000	439,137
7.5%, 6/1/2022		170,000	181,900
7.5%, 4/1/2023		420,000	445,200
7.75%, 10/15/2020		180,000	195,300
7.75%, 10/1/2021		310,000	337,900
7.875%, 11/1/2017		495,000	565,537
8.125%, 9/1/2018		180,000	197,100

			24,841,966
Utilities 2.5%
AES Corp.:
8.0%, 10/15/2017		415,000	488,144
8.0%, 6/1/2020		525,000	622,125
Calpine Corp.:
144A, 7.5%, 2/15/2021		436,000	478,510
144A, 7.875%, 7/31/2020		481,000	526,695
Electricite de France SA, 144A, 5.25%, 1/29/2049		230,000	228,491
Energy Future Holdings Corp., Series Q, 6.5%, 11/15/2024		550,000	371,937
Energy Future Intermediate Holding Co., LLC:
10.0%, 12/1/2020		125,000	141,719
144A, 11.75%, 3/1/2022		1,100,000	1,265,000
NRG Energy, Inc.:
7.625%, 1/15/2018		200,000	227,500
8.25%, 9/1/2020		65,000	73,369

			4,423,490

Total Corporate Bonds (Cost $152,479,750)			159,214,414
Loan Participations and Assignments 0.4%
Senior Loans **
Alliance Mortgage Cycle Loan, Term Loan A, 9.5%, 6/15/2010 *		700,000	0
Buffets, Inc., Letter of Credit, First Lien, LIBOR plus 9.25%, 4/22/2015 *		80,862	37,803
Caesars Entertainment Operating Co., Term Loan B6, 5.454%, 1/26/2018		186,823	173,590
Chesapeake Energy Corp., Term Loan, 5.75%, 12/1/2017		400,000	412,952

Total Loan Participations and Assignments (Cost $1,340,853)			624,345
Convertible Bonds 1.2%
Consumer Discretionary 0.3%
Group 1 Automotive, Inc., 3.0%, 3/15/2020		375,000	645,235
Materials 0.9%
GEO Specialty Chemicals, Inc., 144A, 7.5%, 3/31/2015 (PIK)		1,297,793	1,538,014

Total Convertible Bonds (Cost $1,649,390)			2,183,249
Preferred Security 0.6%
Materials
Hercules, Inc., 6.5%, 6/30/2029 (Cost $753,941)		1,135,000	1,044,200

		Units	Value ($)
Other Investments 0.2%
Consumer Discretionary
AOT Bedding Super Holdings LLC* (d) (Cost $31,000)		92	319,939

		Shares	Value ($)
Common Stocks 0.1%
Consumer Discretionary 0.0%
Buffets Restaurants Holdings, Inc.*		661	4,296
Trump Entertainment Resorts, Inc.*		45	0
Vertis Holdings, Inc.*		676	0

			4,296
Industrials 0.0%
Congoleum Corp.*		24,000	0
Materials 0.1%
GEO Specialty Chemicals, Inc.*		24,225	11,022
GEO Specialty Chemicals, Inc. 144A*		2,206	1,004
Wolverine Tube, Inc.*		7,045	127,656

			139,682

Total Common Stocks (Cost $480,469)			143,978
Preferred Stock 0.5%
Financials
Ally Financial, Inc. 144A, 7.0% (Cost $841,212)		915	904,935
Warrants 0.0%
Consumer Discretionary 0.0%
Reader's Digest Association, Inc., Expiration Date 2/19/2014*		1,115	0
Materials 0.0%
GEO Specialty Chemicals, Inc., Expiration Date 3/31/2015*		119,802	53,432
Hercules Trust II, Expiration Date 3/31/2029*		1,100	5,228

			58,660

Total Warrants (Cost $244,286)			58,660
Securities Lending Collateral 8.4%
Daily Assets Fund Institutional, 0.14% (e) (f) (Cost $15,017,665)		15,017,665	15,017,665
Cash Equivalents 6.6%
Central Cash Management Fund, 0.12% (e) (Cost $11,685,471)		11,685,471	11,685,471

		% of Net Assets	Value ($)

Total Investment Portfolio (Cost $184,524,037) †		107.5	191,196,856
Other Assets and Liabilities, Net		(7.5)	(13,339,798)

Net Assets		100.0	177,857,058

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

The following table represents bonds and senior loans that are in default:

Security	Coupon	Maturity Date	Principal Amount		Cost ($)	Value ($)
Alliance Mortgage Cycle Loan*	9.5%	6/15/2010	700,000	USD	700,000	0
Buffets, Inc.*	LIBOR plus 9.25%	4/22/2015	80,862	USD	79,036	37,803
ERC Ireland Preferred Equity Ltd.*	7.69%	2/15/2017	709,137	EUR	965,174	273
Fontainebleau Las Vegas Holdings LLC*	11.0%	6/15/2015	490,000	USD	490,262	306
Hellas Telecommunications Finance SCA*	8.21%	7/15/2015	322,107	EUR	92,199	0
					2,326,671	38,382

*	Non-income producing security.
**
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of March 31, 2013.

†
The cost for federal income tax purposes was $184,524,037.  At March 31, 2013, net unrealized appreciation for all securities based on tax cost was $6,672,819.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $10,656,312 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $3,983,493.

(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	When-issued security.
(c)	All or a portion of these securities were on loan. The value of securities loaned at March 31, 2013 amounted to $14,436,320 which is 8.1% of net assets.
(d)
The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities").  Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933.  The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security.  Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell.  This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund.  The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Schedule of Restricted Securities	Acquisition Date	Cost ($)	Value ($)	Value as % of Net Assets
AOT Bedding Super Holdings LLC *	June 2010	31,000	319,939	0.18

(e) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(f) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

LIBOR: London Interbank Offerred Rate
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REIT: Real Estate Investment Trust

At March 31, 2013, open credit default swap contracts sold were as follows:

Effective/ Expiration Date	Notional Amount ($) (g)	Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (h)	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation ($)

6/21/2010 9/20/2013	380,0002	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BBB-	9,326	4,658	4,668
6/21/2010 9/20/2013	1,230,0003	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BBB-	30,187	(37,769)	67,956
6/21/2010 9/20/2015	560,0004	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BBB-	55,942	(9,983)	65,925
6/21/2010 9/20/2015	175,0005	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BBB-	17,482	(16,625)	34,107
6/21/2010 9/20/2015	320,0001	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BBB-	31,967	(27,750)	59,717
6/21/2010 9/20/2015	100,0003	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BBB-	9,990	(6,896)	16,886
6/20/2011 9/20/2015	1,145,0003	5.0%	HCA, Inc., 6.375%, 1/15/2015, B-	109,669	36,039	73,630
3/21/2011 6/20/2016	1,085,0006	5.0%	Ford Motor Credit Co., LLC, 5.0%, 5/15/2018, BBB-	138,233	83,788	54,445
3/21/2011 6/20/2016	610,0005	5.0%	HCA, Inc., 6.375%, 1/15/2015, B-	65,482	14,708	50,774
6/20/2011 9/20/2016	440,0006	5.0%	Forest Oil Corp., 7.25%, 6/15/2019, B	15,213	11,388	3,825
6/20/2011 9/20/2016	575,0004	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BBB-	72,496	36,918	35,578
9/20/2011 12/20/2016	250,0006	5.0%	Forest Oil Corp., 7.25%, 6/15/2019, B	6,463	(3,634)	10,097
9/20/2011 12/20/2016	165,0003	5.0%	Forest Oil Corp., 7.25%, 6/15/2019, B	4,266	(2,398)	6,664
12/20/2011 3/20/2017	370,0001	5.0%	CIT Group, Inc., 5.5%, 2/15/2019, BB-	49,885	12,383	37,502
9/20/2012 12/20/2017	485,0007	5.0%	General Motors Corp., 3.3%, 12/20/2017, BB+	59,966	34,043	25,923
9/20/2012 12/20/2017	1,000,0005	5.0%	Markit Dow Jones CDX North America High Yield Index	43,573	(4,081)	47,654
9/20/2012 12/20/2017	5,000,0001	5.0%	Markit Dow Jones CDX North America High Yield Index	219,528	32,336	187,192
Total unrealized appreciation					782,543

(g)
The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract.  These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation, if any.

(h)	The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings and are unaudited.

Counterparties:
1	Credit Suisse
2	Citigroup, Inc.
3	The Goldman Sachs & Co.
4	Bank of America
5	JPMorgan Chase Securities, Inc.
6	Barclays Bank PLC
7	UBS AG

As of March 31, 2013, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

EUR	2,500,700	USD	3,241,057	4/15/2013	35,221	Citigroup, Inc.
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

USD	1,555	EUR	1,200	4/15/2013	(17)	Citigroup, Inc.

Currency Abbreviations

EUR	Euro
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2013 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (i)
Corporate Bonds	$—	$159,050,706	$163,708	$159,214,414
Loan Participations and Assignments	—	624,345	0	624,345
Convertible Bonds	—	645,235	1,538,014	2,183,249
Preferred Securities	—	1,044,200	—	1,044,200
Other Investments	—	—	319,939	319,939
Common Stocks	—	4,296	139,682	143,978
Preferred Stock	—	904,935	—	904,935
Warrants	—	—	58,660	58,660
Short-Term Investments	26,703,136		—	26,703,136
Derivatives (j)
Credit Default Swaps	—	782,543	—	782,543
Forward Foreign Currency Exchange Contracts	—	35,221	—	35,221
Total	$26,703,136	$163,091,481	$2,220,003	$192,014,620
Liabilities
Derivatives (j)
Forward Foreign Currency Exchange Contracts	—	(17)	—	(17)
Total	$—	$(17)	$—	$(17)

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended March 31, 2013.
(i)	See Investment Portfolio for additional detailed categorizations.
(j)	Derivatives include unrealized appreciation (depreciation) on credit default swap contracts and forward foreign currency exchange contracts.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:
	Corporate Bonds		Loan Participation and Assignments	Convertible Bonds	Other Investments	Common Stocks	Warrants	Total
Balance as of December 31, 2012	$155,602		$0	$1,538,014	$107,806	$139,682	$63,227	$2,004,331
Realized gain (loss)	—		—	—	—	—	—	—
Change in unrealized appreciation (depreciation)	2,001		0	(2,684)	212,133	0	(4,567)	206,883
Amortization premium/discount	1,337		—	2,684	—	—	—	4,021
Purchases	4,768		—	—	—	—	—	4,768
(Sales)	—		—	—	—	—	—	—
Transfers into Level 3	0	(k)	—	—	—	—	—	—
Transfers (out) of Level 3	—		—	—	—	—	—	—
Balance as of March 31, 2013	$163,708		$0	$1,538,014	$319,939	$139,682	$58,660	$2,220,003
Net change in unrealized appreciation (depreciation) from investments still held at March 31, 2013	$2,001		$0	$(2,684)	$212,133	$0	$(4,567)	$206,883

(k)
During the period ended March 31, 2013, the amount of transfers between Level 2 and Level 3 was $0.  The investment was transferred from Level 2 to Level 3 because of the lack of observable market data due to a decrease in market activity.

Transfers between price levels are recognized at the beginning of the reporting period.

Quantitative Disclosure About Significant Unobservable Inputs

Asset Class	Fair Value at 3/31/2013	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
Other Investments
Consumer Discretionary	$319,939	Market Approach	Takeover Price	$3,477.60 per share
			Discount for Lack of Marketability	20%
Common Stocks
Consumer Discretionary	$0	Market Approach	EV/EBITDA Multiple	5.26
			Discount for Lack of Marketability	10%
Industrials	$0	Asset Valuation	Book Value of Equity	0
Materials	$139,682	Market Approach	EV/EBITDA Multiple	4.5-5.71	(5.63)
			Discount for Lack of Marketability	25%-30%
Warrants
Consumer Discretionary	$0	Asset Valuation	Book Value of Equity	0
Materials	$5,228	Black Scholes Option Pricing Model	Implied Volatility	28%
			Discount for Lack of Marketability	20%
	$53,432	Market Approach	EV/EBITDA Multiple	4.5
			Discount for Lack of Marketability	30%
Loan Participations & Assignments
Senior Loans	$0	Market Approach	Evaluated by Management	0
Corporate Bonds
Materials	$163,708	Discounted Cash Flow Methodology	Discount Rate	11.16%
			Discount for Lack of Marketability	20%
Convertible Bonds
Materials	$1,538,014	Convertible Bond Methodology	EV/EBITDA Multiple	4.5
			Discount to Public Comparable	20%
			Discount for Lack of Marketability	10%

Qualitative Disclosure About Unobservable Inputs

Significant unobservable inputs developed by the Pricing Committee and used in the fair value measurement of the Fund’s equity investments include book value of equity with a discount for lack of marketability and enterprise value (EV) to earnings before interest, taxes, depreciation and amortization (EBITDA) ratio with a discount for lack of marketability.  A significant change in the EV to EBITDA ratio may result in a significant change in the fair value measurement, while a significant change in the discount for lack of marketability is unlikely to result in a materially higher or lower fair value measurement.

Significant unobservable inputs developed by the Pricing Committee and used in the fair value measurement of the Fund’s fixed income investments include the discounted cash flow methodology.  A significant change in the discount rate could have a material change on the fair value measurement, while a significant change in the discount for lack of marketability is unlikely to result in a materially higher or lower fair value measurement.  Generally, there is an inverse relationship between the discount rate and the fair value measurement of a fixed income investment.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of March 31, 2013 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Swaps	Forward Currency Contracts
Credit Contracts	$782,543	$—
Foreign Exchange Contracts	$—	$35,204

Investment Portfolio	as of March 31, 2013 (Unaudited)

DWS Large Cap Value VIP
	Shares	Value ($)
Common Stocks 99.1%
Consumer Discretionary 8.3%
Automobiles 1.4%
Ford Motor Co.	445,000	5,851,750
Diversified Consumer Services 0.7%
H&R Block, Inc.	90,000	2,647,800
Hotels, Restaurants & Leisure 0.2%
Carnival Corp.	25,000	857,500
Household Durables 0.2%
Jarden Corp.*	15,000	642,750
Leisure Equipment & Products 0.2%
Hasbro, Inc.	15,000	659,100
Media 4.2%
Comcast Corp. "A"	175,000	7,351,750
News Corp. "A"	50,000	1,526,000
Time Warner, Inc.	90,000	5,185,800
Walt Disney Co.	55,000	3,124,000

		17,187,550
Multiline Retail 0.7%
Target Corp.	40,000	2,738,000
Specialty Retail 0.7%
Lowe's Companies, Inc.	50,000	1,896,000
Staples, Inc. (a)	75,000	1,007,250

		2,903,250
Consumer Staples 10.0%
Beverages 1.3%
PepsiCo, Inc.	65,000	5,142,150
Food & Staples Retailing 3.1%
CVS Caremark Corp.	80,000	4,399,200
Sysco Corp.	25,000	879,250
Wal-Mart Stores, Inc.	65,000	4,863,950
Walgreen Co.	50,000	2,384,000

		12,526,400
Food Products 1.7%
Ingredion, Inc.	24,810	1,794,259
Kellogg Co.	77,000	4,961,110

		6,755,369
Household Products 2.3%
Procter & Gamble Co.	120,000	9,247,200
Tobacco 1.6%
Altria Group, Inc.	120,000	4,126,800
Philip Morris International, Inc.	27,500	2,549,525

		6,676,325
Energy 14.2%
Energy Equipment & Services 2.0%
Halliburton Co.	80,000	3,232,800
Helmerich & Payne, Inc.	40,000	2,428,000
Noble Corp.	65,000	2,479,750

		8,140,550
Oil, Gas & Consumable Fuels 12.2%
Anadarko Petroleum Corp.	25,000	2,186,250
Apache Corp.	40,000	3,086,400
Chevron Corp.	95,000	11,287,900
ConocoPhillips	65,000	3,906,500
Exxon Mobil Corp.	175,000	15,769,250
Marathon Oil Corp.	80,000	2,697,600
Occidental Petroleum Corp.	55,000	4,310,350
Phillips 66	40,000	2,798,800
Suncor Energy, Inc.	80,000	2,400,800
Valero Energy Corp.	25,000	1,137,250

		49,581,100
Financials 23.0%
Capital Markets 2.9%
Ameriprise Financial, Inc.	40,000	2,946,000
Bank of New York Mellon Corp.	70,000	1,959,300
BlackRock, Inc.	7,000	1,798,160
The Goldman Sachs Group, Inc.	33,000	4,855,950

		11,559,410
Commercial Banks 4.4%
BankUnited, Inc.	45,000	1,152,900
PNC Financial Services Group, Inc.	100,000	6,650,000
U.S. Bancorp.	120,000	4,071,600
Wells Fargo & Co.	160,000	5,918,400

		17,792,900
Consumer Finance 1.6%
American Express Co.	25,000	1,686,500
Capital One Financial Corp.	85,000	4,670,750

		6,357,250
Diversified Financial Services 6.1%
Bank of America Corp.	595,000	7,247,100
Citigroup, Inc.	90,000	3,981,600
JPMorgan Chase & Co.	200,000	9,492,000
The NASDAQ OMX Group, Inc.	130,000	4,199,000

		24,919,700
Insurance 7.7%
ACE Ltd.	20,000	1,779,400
Alleghany Corp.*	5,000	1,979,600
Allstate Corp.	40,000	1,962,800
Aon PLC	25,000	1,537,500
Chubb Corp.	30,000	2,625,900
CNA Financial Corp.	18,936	619,018
Fidelity National Financial, Inc. "A"	155,000	3,910,650
HCC Insurance Holdings, Inc.	57,919	2,434,336
Lincoln National Corp.	110,000	3,587,100
MetLife, Inc.	125,000	4,752,500
PartnerRe Ltd.	25,000	2,327,750
Prudential Financial, Inc.	40,000	2,359,600
Validus Holdings Ltd.	40,000	1,494,800

		31,370,954
Thrifts & Mortgage Finance 0.3%
New York Community Bancorp., Inc. (a)	85,000	1,219,750
Health Care 13.7%
Health Care Equipment & Supplies 2.5%
Baxter International, Inc.	30,000	2,179,200
Becton, Dickinson & Co.	15,000	1,434,150
C.R. Bard, Inc.	10,000	1,007,800
Medtronic, Inc.	70,000	3,287,200
St. Jude Medical, Inc.	50,000	2,022,000

		9,930,350
Health Care Providers & Services 2.3%
Aetna, Inc.	55,000	2,811,600
HCA Holdings, Inc.	40,000	1,625,200
McKesson Corp.	25,000	2,699,000
UnitedHealth Group, Inc.	40,000	2,288,400

		9,424,200
Pharmaceuticals 8.9%
Bristol-Myers Squibb Co.	25,000	1,029,750
Eli Lilly & Co.	37,500	2,129,625
Forest Laboratories, Inc.*	25,000	951,000
Hospira, Inc.*	25,000	820,750
Johnson & Johnson	105,000	8,560,650
Merck & Co., Inc.	185,000	8,182,550
Pfizer, Inc.	390,000	11,255,400
Sanofi (ADR)	17,500	893,900
Teva Pharmaceutical Industries Ltd. (ADR)	55,000	2,182,400

		36,006,025
Industrials 8.2%
Aerospace & Defense 2.2%
Raytheon Co.	90,000	5,291,100
United Technologies Corp.	40,000	3,737,200

		9,028,300
Air Freight & Logistics 0.5%
FedEx Corp.	20,000	1,964,000
Commercial Services & Supplies 0.5%
Republic Services, Inc.	65,000	2,145,000
Industrial Conglomerates 3.7%
Danaher Corp.	25,000	1,553,750
General Electric Co.	570,000	13,178,400

		14,732,150
Machinery 0.8%
Caterpillar, Inc.	15,000	1,304,550
Stanley Black & Decker, Inc.	25,000	2,024,250

		3,328,800
Road & Rail 0.5%
Norfolk Southern Corp.	25,000	1,927,000
Information Technology 8.2%
Communications Equipment 1.7%
Cisco Systems, Inc.	325,000	6,795,750
Computers & Peripherals 2.5%
Dell, Inc.	170,000	2,436,100
EMC Corp.*	115,000	2,747,350
Hewlett-Packard Co.	75,000	1,788,000
SanDisk Corp.*	25,000	1,375,000
Western Digital Corp.	35,000	1,759,800

		10,106,250
Electronic Equipment, Instruments & Components 0.3%
Corning, Inc.	80,000	1,066,400
IT Services 0.6%
International Business Machines Corp.	12,500	2,666,250
Semiconductors & Semiconductor Equipment 0.9%
Broadcom Corp. "A"	30,000	1,040,100
Intel Corp.	125,000	2,731,250

		3,771,350
Software 2.2%
CA, Inc.	20,000	1,006,800
Microsoft Corp.	175,000	5,006,750
Oracle Corp.	90,000	2,910,600

		8,924,150
Materials 3.4%
Chemicals 1.5%
CF Industries Holdings, Inc.	5,000	951,850
LyondellBasell Industries NV "A"	30,000	1,898,700
Praxair, Inc.	15,000	1,673,100
The Mosaic Co.	28,000	1,669,080

		6,192,730
Containers & Packaging 0.9%
Sonoco Products Co.	100,000	3,499,000
Metals & Mining 0.8%
BHP Billiton Ltd. (ADR) (a)	15,000	1,026,450
Newmont Mining Corp.	55,000	2,303,950

		3,330,400
Paper & Forest Products 0.2%
International Paper Co.	15,000	698,700
Telecommunication Services 3.3%
Diversified Telecommunication Services
AT&T, Inc.	290,000	10,640,100
CenturyLink, Inc. (a)	75,000	2,634,750

		13,274,850
Utilities 6.8%
Electric Utilities 5.0%
American Electric Power Co., Inc.	80,000	3,890,400
Duke Energy Corp.	55,000	3,992,450
Exelon Corp.	25,000	862,000
FirstEnergy Corp.	80,000	3,376,000
NextEra Energy, Inc.	27,000	2,097,360
Pinnacle West Capital Corp.	25,000	1,447,250
PPL Corp.	40,000	1,252,400
Southern Co.	70,000	3,284,400

		20,202,260
Gas Utilities 0.2%
UGI Corp.	25,000	959,750
Independent Power Producers & Energy Traders 0.2%
AES Corp.	60,000	754,200
Multi-Utilities 1.4%
Dominion Resources, Inc.	55,000	3,199,900
Public Service Enterprise Group, Inc.	40,000	1,373,600
Wisconsin Energy Corp.	30,000	1,286,700

		5,860,200

Total Common Stocks (Cost $323,554,752)		401,364,823
Securities Lending Collateral 1.4%
Daily Assets Fund Institutional, 0.14% (b) (c) (Cost $5,706,950)	5,706,950	5,706,950
Cash Equivalents 0.7%
Central Cash Management Fund, 0.12% (b) (Cost $2,614,521)	2,614,521	2,614,521

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $331,876,223) †	101.2	409,686,294
Other Assets and Liabilities, Net	(1.2)	(4,693,540)

Net Assets	100.0	404,992,754

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $333,890,244.  At March 31, 2013, net unrealized appreciation for all securities based on tax cost was $75,796,050.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $82,513,456 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $6,717,406.

(a)	All or a portion of these securities were on loan. The value of securities loaned at March 31, 2013 amounted to $5,553,672 which is 1.4% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2013 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(d)	$401,364,823	$—	$—	$401,364,823
Short-Term Investments(d)	8,321,471	—	—	8,321,471
Total	$409,686,294	$—	$—	$409,686,294

There have been no transfers between fair value measurement levels during the period ended March 31, 2013.
(d)	See Investment Portfolio for additional detailed categorizations.

Investment Portfolio	as of March 31, 2013 (Unaudited)

DWS Money Market VIP
	Principal Amount ($)	Value ($)
Certificates of Deposit and Bank Notes 13.5%
Australia & New Zealand Banking Group Ltd., 0.255%, 4/23/2013	1,000,000	1,000,003
Banco del Estado de Chile, 0.24%, 5/14/2013	1,000,000	1,000,000
Caisse d'Amortissement de la Dette Sociale, 1.375%, 7/29/2013	500,000	501,853
China Construction Bank Corp.:
0.32%, 5/28/2013	1,200,000	1,200,000
0.36%, 4/5/2013	1,000,000	1,000,000
Credit Suisse, 0.32%, 4/2/2013	1,000,000	1,000,004
DnB Bank ASA:
0.22%, 6/4/2013	1,000,000	1,000,000
0.225%, 7/3/2013	1,000,000	1,000,000
DZ Bank:
0.17%, 4/18/2013	1,000,000	1,000,000
0.22%, 5/10/2013	2,000,000	2,000,000
0.22%, 6/5/2013	1,000,000	1,000,000
European Investment Bank, 3.0%, 4/8/2014	500,000	513,885
Industrial & Commercial Bank of China:
0.29%, 5/28/2013	1,500,000	1,500,000
0.29%, 6/4/2013	1,000,000	1,000,000
Kreditanstalt Fuer Wiederaufbau, 0.22%, 4/11/2014	1,000,000	999,618
Mitsubishi UFJ Trust & Banking Corp., 0.24%, 4/18/2013	1,000,000	1,000,000
Nordea Bank Finland PLC:
0.25%, 9/9/2013	1,000,000	1,000,000
0.3%, 6/14/2013	1,000,000	1,000,000
Rabobank Nederland NV, 0.27%, 9/9/2013	1,000,000	1,000,000
Standard Chartered Bank, 0.25%, 4/9/2013	1,500,000	1,500,000
Svenska Handelsbanken AB:
0.225%, 7/22/2013	1,000,000	1,000,014
0.255%, 9/26/2013	1,000,000	1,000,025
0.28%, 7/23/2013	1,000,000	1,000,016
Toronto-Dominion Bank, 0.3%, 4/22/2013	750,000	750,017

Total Certificates of Deposit and Bank Notes (Cost $24,965,435)		24,965,435
Commercial Paper 42.3%
Issued at Discount ** 39.5%
Australia & New Zealand Banking Group Ltd., 0.205%, 4/5/2013	1,000,000	999,977
Bedford Row Funding Corp.:
144A, 0.32%, 7/15/2013	400,000	399,627
144A, 0.39%, 10/21/2013	400,000	399,120
144A, 0.42%, 1/3/2014	400,000	398,707
BNZ International Funding Ltd., 144A, 0.22%, 4/16/2013	1,000,000	999,908
Caisse d'Amortissement de la Dette Sociale, 0.2%, 4/25/2013	1,500,000	1,499,800
Caisse des Depots et Consignations:
144A, 0.265%, 4/11/2013	1,000,000	999,926
144A, 0.275%, 4/26/2013	900,000	899,828
Collateralized Commercial Paper Co., LLC:
0.33%, 4/4/2013	6,000,000	5,999,835
0.33%, 4/22/2013	2,500,000	2,499,519
Collateralized Commercial Paper II Co., LLC:
144A, 0.25%, 7/9/2013	1,000,000	999,313
144A, 0.32%, 5/14/2013	800,000	799,694
144A, 0.33%, 5/15/2013	1,000,000	999,597
CPPIB Capital, Inc., 0.19%, 4/11/2013	1,000,000	999,947
DBS Bank Ltd.:
144A, 0.25%, 9/12/2013	800,000	799,089
144A, 0.26%, 10/4/2013	500,000	499,328
DnB Bank ASA:
0.24%, 5/13/2013	1,000,000	999,720
0.26%, 4/8/2013	1,300,000	1,299,934
Erste Abwicklungsanstalt:
0.21%, 5/10/2013	1,000,000	999,772
0.24%, 5/28/2013	1,000,000	999,620
0.24%, 8/1/2013	1,000,000	999,187
0.39%, 7/22/2013	1,000,000	998,787
0.42%, 5/21/2013	800,000	799,533
0.425%, 7/8/2013	1,000,000	998,843
0.43%, 7/19/2013	1,000,000	998,698
0.43%, 8/13/2013	800,000	798,720
0.46%, 4/11/2013	1,000,000	999,872
0.48%, 5/2/2013	1,500,000	1,499,380
General Electric Capital Corp., 0.25%, 5/1/2013	1,000,000	999,792
Gotham Funding Corp., 144A, 0.2%, 4/2/2013	1,000,000	999,994
Kells Funding LLC:
144A, 0.25%, 9/17/2013	1,000,000	998,826
144A, 0.25%, 9/20/2013	1,000,000	998,806
144A, 0.26%, 8/15/2013	1,000,000	999,018
144A, 0.26%, 8/27/2013	500,000	499,466
144A, 0.41%, 4/4/2013	800,000	799,973
144A, 0.42%, 4/2/2013	2,500,000	2,499,971
Kreditanstalt Fuer Wiederaufbau:
144A, 0.19%, 5/2/2013	1,500,000	1,499,755
144A, 0.2%, 4/8/2013	2,000,000	1,999,922
Liberty Street Funding LLC, 144A, 0.18%, 4/2/2013	2,000,000	1,999,990
Manhattan Asset Funding Co., LLC, 144A, 0.21%, 4/1/2013	3,500,000	3,500,000
Natixis U.S. Finance Co., LLC, 0.18%, 4/1/2013	5,000,000	5,000,000
Nestle Finance International Ltd.:
0.25%, 4/15/2013	1,200,000	1,199,883
0.27%, 5/7/2013	700,000	699,811
Nieuw Amsterdam Receivables Corp., 144A, 0.23%, 5/8/2013	1,000,000	999,764
Nordea North America, Inc.:
0.26%, 8/26/2013	500,000	499,469
0.275%, 7/16/2013	1,000,000	999,190
Oversea-Chinese Banking Corp., Ltd., 0.2%, 5/28/2013	2,000,000	1,999,367
Queensland Treasury Corp., 0.17%, 6/17/2013	1,000,000	999,636
Scaldis Capital LLC, 0.2%, 4/25/2013	2,000,000	1,999,733
Standard Chartered Bank, 0.27%, 7/11/2013	2,000,000	1,998,485
Sydney Capital Corp., 144A, 0.28%, 4/9/2013	500,000	499,969
UOB Funding LLC:
0.22%, 4/23/2013	800,000	799,892
0.25%, 8/26/2013	500,000	499,490
Victory Receivables Corp.:
144A, 0.19%, 4/16/2013	2,000,000	1,999,842
144A, 0.21%, 5/13/2013	1,000,000	999,755
Working Capital Management Co., 144A, 0.23%, 4/12/2013	1,500,000	1,499,895

		73,074,975
Issued at Par 2.8%
ASB Finance Ltd., 144A, 0.414% *, 9/4/2013	1,000,000	1,000,000
Atlantic Asset Securitization LLC, 144A, 0.253% *, 9/4/2013	1,000,000	999,962
Australia & New Zealand Banking Group Ltd., 144A, 0.36% *, 12/6/2013	1,000,000	1,000,000
BNZ International Funding Ltd., 144A, 0.382% *, 10/23/2013	500,000	500,000
Westpac Banking Corp.:
144A, 0.34% *, 11/29/2013	750,000	750,000
144A, 0.43% *, 9/3/2013	1,000,000	1,000,000

		5,249,962

Total Commercial Paper (Cost $78,324,937)		78,324,937
Short-Term Notes * 11.8%
Bank of Nova Scotia:
0.24%, 8/9/2013	1,000,000	1,000,000
0.29%, 1/10/2014	1,000,000	1,000,000
0.292%, 1/10/2014	800,000	800,000
Canadian Imperial Bank of Commerce:
0.32%, 4/26/2013	1,500,000	1,500,000
0.49%, 4/26/2013	2,500,000	2,500,000
HSBC Bank PLC, 144A, 0.72%, 5/15/2013	1,000,000	1,000,542
JPMorgan Chase Bank NA, 0.373%, 6/18/2013	1,000,000	1,000,374
Kommunalbanken AS, 144A, 0.19%, 2/26/2014	1,500,000	1,500,000
National Australia Bank Ltd., 0.282%, 8/13/2013	1,000,000	1,000,000
Rabobank Nederland NV:
0.371%, 1/27/2014	1,500,000	1,500,000
0.383%, 6/27/2013	1,000,000	1,000,000
0.448%, 5/7/2013	1,000,000	1,000,000
Royal Bank of Canada:
0.34%, 2/28/2014	1,000,000	1,000,000
0.52%, 6/4/2013	1,000,000	1,000,000
0.52%, 6/13/2013	1,500,000	1,500,000
Svensk Exportkredit AB, 144A, 0.41%, 5/22/2013	700,000	700,000
Toronto-Dominion Bank, 0.293%, 4/19/2013	800,000	800,033
Westpac Banking Corp.:
0.34%, 11/15/2013	1,000,000	1,000,000
0.373%, 5/3/2013	1,000,000	1,000,077

Total Short-Term Notes (Cost $21,801,026)		21,801,026
Government & Agency Obligations 12.7%
Other Government Related 1.3%
International Bank for Reconstruction & Development, 0.119% **, 8/23/2013	2,500,000	2,498,800

U.S. Government Sponsored Agencies 7.0%
Federal Farm Credit Bank, 0.337%, 10/29/2014	500,000	500,121
Federal Home Loan Bank:
0.125%, 3/27/2014	750,000	749,578
0.17% *, 11/8/2013	500,000	499,880
0.18%, 3/7/2014	500,000	499,977
0.36%, 5/16/2013	750,000	750,103
0.5%, 8/28/2013	1,000,000	1,001,216
Federal Home Loan Mortgage Corp.:
0.119% **, 8/26/2013	1,200,000	1,199,412
0.139% **, 8/13/2013	500,000	499,740
0.167% **, 5/29/2013	1,200,000	1,199,671
Federal National Mortgage Association:
0.139% **, 7/19/2013	2,000,000	1,999,152
0.149% **, 9/3/2013	2,500,000	2,498,386
0.149% **, 9/16/2013	1,500,000	1,498,950

		12,896,186
U.S. Treasury Obligations 4.4%
U.S. Treasury Bill, 0.177% **, 10/17/2013	1,975,000	1,973,062
U.S. Treasury Notes:
0.5%, 5/31/2013	3,500,000	3,502,065
0.5%, 10/15/2013	1,200,000	1,202,043
0.5%, 11/15/2013	500,000	501,081
4.0%, 2/15/2014	1,000,000	1,033,431

		8,211,682

Total Government & Agency Obligations (Cost $23,606,668)		23,606,668
Municipal Bonds and Notes 1.6%
Texas, JPMorgan Chase Putters/Drivers Trust, Various States, Series 4264, 144A, 0.15% ***, 8/30/2013, LIQ: JPMorgan Chase Bank NA	2,000,000	2,000,000
Texas, State Transportation Revenue, 2.5%, 8/30/2013	1,000,000	1,009,408

Total Municipal Bonds and Notes (Cost $3,009,408)		3,009,408
Repurchase Agreements 17.4%
Barclays Capital, 0.16%, dated 3/28/2013, to be repurchased at $4,000,124 on 4/4/2013 (a)	4,000,000	4,000,000
HSBC Securities, Inc., 0.22%, dated 3/28/2013, to be repurchased at $1,000,024 on 4/1/2013 (b)	1,000,000	1,000,000
JPMorgan Securities, Inc., 0.19%, dated 3/28/2013, to be repurchased at $7,000,148 on 4/1/2013 (c)	7,000,000	7,000,000
JPMorgan Securities, Inc., 0.4%, dated 3/18/2013, to be repurchased at $2,510,220 on 3/18/2014 (d)	2,500,000	2,500,000
Merrill Lynch & Co., Inc., 0.12%, dated 3/26/2013, to be repurchased at $2,000,047 on 4/2/2013 (e)	2,000,000	2,000,000
Merrill Lynch & Co., Inc., 0.15%, dated 3/28/2013, to be repurchased at $10,628,958 on 4/1/2013 (f)	10,628,781	10,628,781
Merrill Lynch & Co., Inc., 0.17%, dated 3/1/2013, to be repurchased at $2,001,757 on 9/3/2013 (g)	2,000,000	2,000,000
The Toronto-Dominion Bank, 0.12%, dated 3/27/2013, to be repurchased at $3,000,070 on 4/3/2013 (h)	3,000,000	3,000,000

Total Repurchase Agreements (Cost $32,128,781)		32,128,781

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $183,836,255) †	99.3	183,836,255
Other Assets and Liabilities, Net	0.7	1,209,414

Net Assets	100.0	185,045,669

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of March 31, 2013.

**	Annualized yield at time of purchase; not a coupon rate.
***
Variable rate demand notes are securities whose interest rates are reset periodically at market levels.  These securities are payable on demand and are shown at their current rates as of March 31, 2013.

†	The cost for federal income tax purposes was $183,836,255.
(a)	Collateralized by $4,080,000 Federal Home Loan Bank, 1.3%, maturing on 3/22/2018 with a value of $4,083,332.
(b)	Collateralized by $947,338 Government National Mortgage Association, 3.5%, maturing on 7/15/2042 with a value of $1,022,326.
(c)	Collateralized by $6,730,420 Federal National Mortgage Association, 3.0%, maturing on 7/1/2022 with a value of $7,141,040.
(d)	Collateralized by $1,723,962 Ally Auto Receivables Trust, 1.06%, maturing on 5/15/2017 with a value of $2,579,299.
(e)	Collateralized by $2,010,300 U.S. Treasury Note, 0.875%, maturing on 1/31/2017 with a value of $2,040,036.
(f)	Collateralized by $10,801,000 U.S. Treasury Note, 0.625%, maturing on 5/31/2017 with a value of $10,841,451.
(g)	Collateralized by $2,010,300 U.S. Treasury Note, 0.875%, maturing on 1/31/2017 with a value of $2,040,036.
(h)	Collateralized by $3,048,600 U.S. Treasury Note, 0.625%, maturing on 5/31/2017 with a value of $3,060,017.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

LIQ: Liquidity Facility

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by the fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of March 31, 2013 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities(i)	$—	$151,707,474	$—	$151,707,474
Repurchase Agreements	—	32,128,781	—	32,128,781
Total	$—	$183,836,255	$—	$183,836,255

There have been no transfers between fair value measurement levels during the period ended March 31, 2013.
(i)	See Investment Portfolio for additional detailed categorizations.

Investment Portfolio	as of March 31, 2013 (Unaudited)
DWS Small Mid Cap Growth VIP
	Shares	Value ($)
Common Stocks 95.7%
Consumer Discretionary 15.9%
Auto Components 1.4%
BorgWarner, Inc.*	15,012	1,161,028
Tenneco, Inc.*	25,873	1,017,068

		2,178,096
Diversified Consumer Services 0.5%
Coinstar, Inc.* (a)	12,296	718,332
Hotels, Restaurants & Leisure 2.1%
Life Time Fitness, Inc.* (a)	23,107	988,517
Panera Bread Co. "A"*	14,533	2,401,433

		3,389,950
Household Durables 1.4%
Jarden Corp.* (a)	51,062	2,187,985
Leisure Equipment & Products 1.2%
Polaris Industries, Inc.	20,841	1,927,584
Media 1.0%
Cinemark Holdings, Inc.	53,417	1,572,597
Specialty Retail 5.0%
Advance Auto Parts, Inc.	12,251	1,012,545
Ascena Retail Group, Inc.*	74,289	1,378,061
Children's Place Retail Stores, Inc.*	24,575	1,101,452
DSW, Inc. "A"	21,104	1,346,435
PetSmart, Inc.	23,945	1,486,984
Ulta Salon, Cosmetics & Fragrance, Inc.*	19,762	1,604,082

		7,929,559
Textiles, Apparel & Luxury Goods 3.3%
Carter's, Inc.*	23,581	1,350,484
Deckers Outdoor Corp.* (a)	18,170	1,011,887
Hanesbrands, Inc.*	63,258	2,882,035

		5,244,406
Consumer Staples 5.0%
Food & Staples Retailing 1.6%
The Fresh Market, Inc.*	25,804	1,103,637
United Natural Foods, Inc.*	28,141	1,384,537

		2,488,174
Food Products 2.0%
Green Mountain Coffee Roasters, Inc.* (a)	20,131	1,142,636
Hain Celestial Group, Inc.* (a)	21,652	1,322,504
TreeHouse Foods, Inc.*	11,788	767,988

		3,233,128
Household Products 1.4%
Church & Dwight Co., Inc.	32,931	2,128,331
Energy 7.8%
Energy Equipment & Services 4.7%
Core Laboratories NV (a)	9,956	1,373,132
Dresser-Rand Group, Inc.*	27,275	1,681,777
Dril-Quip, Inc.*	29,991	2,614,315
Hornbeck Offshore Services, Inc.*	39,005	1,812,172

		7,481,396
Oil, Gas & Consumable Fuels 3.1%
Alpha Natural Resources, Inc.*	64,834	532,287
Energy XXI (Bermuda) Ltd.	43,308	1,178,844
Oasis Petroleum, Inc.*	33,614	1,279,685
Rosetta Resources, Inc.*	40,369	1,920,757

		4,911,573
Financials 9.8%
Capital Markets 3.0%
Affiliated Managers Group, Inc.*	15,621	2,398,917
Financial Engines, Inc. (a)	27,685	1,002,751
Lazard Ltd. "A"	39,209	1,338,203

		4,739,871
Commercial Banks 1.1%
Signature Bank*	21,457	1,689,953
Consumer Finance 2.1%
DFC Global Corp.* (a)	66,316	1,103,498
Portfolio Recovery Associates, Inc.*	17,919	2,274,280

		3,377,778
Insurance 1.5%
W.R. Berkley Corp.	51,871	2,301,516
Real Estate Management & Development 1.2%
CBRE Group, Inc. "A"*	76,278	1,926,020
Thrifts & Mortgage Finance 0.9%
Ocwen Financial Corp.*	38,394	1,455,900
Health Care 17.1%
Biotechnology 2.3%
Alkermes PLC*	54,295	1,287,334
Cubist Pharmaceuticals, Inc.* (a)	11,462	536,651
Momenta Pharmaceuticals, Inc.*	89,708	1,196,705
Pharmacyclics, Inc.* (a)	7,344	590,531

		3,611,221
Health Care Equipment & Supplies 3.7%
Analogic Corp.	24,018	1,897,902
ArthroCare Corp.*	33,526	1,165,364
HeartWare International, Inc.*	15,421	1,363,679
Thoratec Corp.*	40,313	1,511,738

		5,938,683
Health Care Providers & Services 7.5%
AmerisourceBergen Corp.	26,559	1,366,461
Catamaran Corp.*	57,536	3,051,134
Centene Corp.*	30,543	1,345,114
DaVita HealthCare Partners, Inc.*	15,967	1,893,526
ExamWorks Group, Inc.* (a)	114,481	1,982,811
Humana, Inc.	12,817	885,783
Team Health Holdings, Inc.*	37,503	1,364,359

		11,889,188
Health Care Technology 0.7%
athenahealth, Inc.*	10,776	1,045,703
Pharmaceuticals 2.9%
Hi-Tech Pharmacal Co., Inc. (a)	57,196	1,893,759
Pacira Pharmaceuticals, Inc.*	93,529	2,699,247

		4,593,006
Industrials 14.8%
Aerospace & Defense 1.3%
BE Aerospace, Inc.*	34,371	2,072,228
Construction & Engineering 1.1%
MYR Group, Inc.*	67,372	1,654,656
Electrical Equipment 2.3%
General Cable Corp.*	48,951	1,793,075
Thermon Group Holdings, Inc.*	82,348	1,828,949

		3,622,024
Machinery 6.6%
Altra Holdings, Inc.	41,817	1,138,259
Chart Industries, Inc.*	26,289	2,103,383
Joy Global, Inc.	23,292	1,386,340
Manitowoc Co., Inc.	101,534	2,087,539
Valmont Industries, Inc.	10,848	1,706,065
WABCO Holdings, Inc.*	29,435	2,077,816

		10,499,402
Road & Rail 1.6%
Kansas City Southern	23,104	2,562,234
Trading Companies & Distributors 1.9%
Applied Industrial Technologies, Inc.	25,858	1,163,610
United Rentals, Inc.* (a)	34,025	1,870,354

		3,033,964
Information Technology 19.7%
Communications Equipment 1.2%
Finisar Corp.* (a)	44,604	588,327
Harris Corp.	28,302	1,311,515

		1,899,842
Computers & Peripherals 1.7%
Western Digital Corp.	53,806	2,705,366
Electronic Equipment, Instruments & Components 1.1%
Cognex Corp.	17,010	716,971
IPG Photonics Corp. (a)	15,080	1,001,463

		1,718,434
Internet Software & Services 2.0%
CoStar Group, Inc.*	12,776	1,398,461
Equinix, Inc.*	3,959	856,371
MercadoLibre, Inc. (a)	9,136	882,172

		3,137,004
IT Services 3.7%
Cardtronics, Inc.*	58,941	1,618,520
MAXIMUS, Inc.	22,557	1,803,883
Syntel, Inc.	6,675	450,696
VeriFone Systems, Inc.*	48,151	995,763
Virtusa Corp.*	41,903	995,615

		5,864,477
Semiconductors & Semiconductor Equipment 1.5%
ON Semiconductor Corp.*	141,480	1,171,454
RF Micro Devices, Inc.*	219,656	1,168,570

		2,340,024
Software 8.5%
Aspen Technology, Inc.*	30,333	979,453
Bottomline Technologies de, Inc.*	37,241	1,061,741
Cadence Design Systems, Inc.*	112,322	1,564,645
Concur Technologies, Inc.* (a)	17,465	1,199,147
MICROS Systems, Inc.* (a)	46,992	2,138,606
NQ Mobile, Inc. (ADR)* (a)	83,404	751,470
PTC, Inc.*	74,771	1,905,913
Red Hat, Inc.*	17,245	871,907
Tyler Technologies, Inc.*	19,916	1,220,054
Ultimate Software Group, Inc.*	16,656	1,734,889

		13,427,825
Materials 4.5%
Chemicals 0.8%
CF Industries Holdings, Inc.	6,676	1,270,910
Construction Materials 0.9%
Eagle Materials, Inc.	21,234	1,414,821
Containers & Packaging 1.1%
Crown Holdings, Inc.*	42,955	1,787,358
Metals & Mining 1.0%
Detour Gold Corp.*	31,861	612,537
Haynes International, Inc.	17,250	953,925

		1,566,462
Paper & Forest Products 0.7%
Schweitzer-Mauduit International, Inc.	26,845	1,039,707
Telecommunication Services 1.1%
Wireless Telecommunication Services
SBA Communications Corp. "A"*	24,427	1,759,232

Total Common Stocks (Cost $114,490,849)		151,335,920
Exchange-Traded Fund 0.5%
SPDR S&P Biotech (a) (Cost $728,339)	7,865	785,556
Securities Lending Collateral 14.1%
Daily Assets Fund Institutional, 0.14% (b) (c) (Cost $22,282,807)	22,282,807	22,282,807
Cash Equivalents 3.9%
Central Cash Management Fund, 0.12% (b) (Cost $6,245,163)	6,245,163	6,245,163

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $143,747,158) †	114.2	180,649,446
Other Assets and Liabilities, Net	(14.2)	(22,439,382)

Net Assets	100.0	158,210,064

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $144,199,567.  At March 31, 2013, net unrealized appreciation for all securities based on tax cost was $36,449,879.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $40,368,360 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $3,918,481.

(a)	All or a portion of these securities were on loan. The value of securities loaned at March 31, 2013 amounted to $21,922,521 which is 13.9% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt
S&P: Standard & Poor's
SPDR: Standard & Poor's Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2013 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(d)	$151,335,920	$—	$—	$151,335,920
Exchange- Traded Fund	785,556	—	—	785,556
Short-Term Investments(d)	28,527,970	—	—	28,527,970
Total	$180,649,446	$—	$—	$180,649,446

There have been no transfers between fair value measurement levels during the period ended March 31, 2013.
(d)	See Investment Portfolio for additional detailed categorizations.

Investment Portfolio	as of March 31, 2013 (Unaudited)
DWS Dreman Small Mid Cap Value VIP
(Effective May 1, 2013 the Fund was renamed DWS Small Mid Cap Value VIP)
	Shares	Value ($)
Common Stocks 98.0%
Consumer Discretionary 9.4%
Auto Components 1.6%
Cooper Tire & Rubber Co. (a)	155,050	3,978,583
Hotels, Restaurants & Leisure 1.4%
Brinker International, Inc. (a)	92,880	3,496,932
Media 2.5%
Meredith Corp. (a)	85,500	3,271,230
Valassis Communications, Inc. (a)	108,125	3,229,694

		6,500,924
Specialty Retail 1.2%
Rent-A-Center, Inc. (a)	82,975	3,065,096
Textiles, Apparel & Luxury Goods 2.7%
Hanesbrands, Inc.* (a)	79,975	3,643,661
The Jones Group, Inc. (a)	254,915	3,242,519

		6,886,180
Consumer Staples 2.6%
Food Products 1.3%
Tyson Foods, Inc. "A" (a)	131,300	3,258,866
Household Products 1.3%
Energizer Holdings, Inc.	33,075	3,298,570
Energy 6.9%
Energy Equipment & Services 4.7%
Atwood Oceanics, Inc.* (a)	57,340	3,012,644
Nabors Industries Ltd.	196,875	3,193,312
Oil States International, Inc.* (a)	40,500	3,303,585
Superior Energy Services, Inc.*	93,975	2,440,531

		11,950,072
Oil, Gas & Consumable Fuels 2.2%
Energy XXI (Bermuda) Ltd. (a)	90,800	2,471,576
Rosetta Resources, Inc.* (a)	63,300	3,011,814

		5,483,390
Financials 27.3%
Capital Markets 1.7%
Raymond James Financial, Inc. (a)	91,025	4,196,253
Commercial Banks 11.6%
Associated Banc-Corp. (a)	221,400	3,363,066
Bank of Hawaii Corp. (a)	63,400	3,221,354
BOK Financial Corp. (a)	50,925	3,172,628
East West Bancorp., Inc. (a)	133,050	3,415,393
FirstMerit Corp. (a)	201,150	3,325,009
Fulton Financial Corp. (a)	289,825	3,390,952
Old National Bancorp. (a)	226,157	3,109,659
Webster Financial Corp.	136,075	3,301,180
Zions Bancorp. (a)	127,475	3,185,600

		29,484,841
Insurance 8.1%
Allied World Assurance Co. Holdings AG	34,800	3,226,656
Argo Group International Holdings Ltd. (a)	77,938	3,225,074
Axis Capital Holdings Ltd. (a)	94,275	3,923,725
Everest Re Group Ltd. (a)	25,950	3,369,867
Hartford Financial Services Group, Inc. (a)	126,700	3,268,860
Unum Group (a)	126,650	3,577,863

		20,592,045
Real Estate Investment Trusts 5.9%
CBL & Associates Properties, Inc. (REIT) (a)	134,200	3,167,120
EPR Properties (REIT) (a)	71,925	3,743,696
Hospitality Properties Trust (REIT) (a)	147,500	4,047,400
Weingarten Realty Investors (REIT) (a)	124,625	3,931,919

		14,890,135
Health Care 6.8%
Biotechnology 1.3%
United Therapeutics Corp.* (a)	54,100	3,293,067
Health Care Equipment & Supplies 1.3%
Teleflex, Inc. (a)	40,775	3,445,895
Health Care Providers & Services 2.7%
LifePoint Hospitals, Inc.* (a)	70,850	3,433,391
Owens & Minor, Inc. (a)	103,325	3,364,262

		6,797,653
Life Sciences Tools & Services 1.5%
Charles River Laboratories International, Inc.*	85,575	3,788,405
Industrials 18.0%
Aerospace & Defense 1.3%
Alliant Techsystems, Inc. (a)	45,475	3,293,754
Commercial Services & Supplies 1.2%
The Brink's Co. (a)	102,000	2,882,520
Construction & Engineering 3.2%
Tutor Perini Corp.* (a)	214,650	4,142,745
URS Corp.	82,250	3,899,472

		8,042,217
Electrical Equipment 1.4%
General Cable Corp.* (a)	99,387	3,640,546
Machinery 8.5%
Crane Co.	74,875	4,182,517
Harsco Corp.	138,250	3,424,453
Joy Global, Inc.	49,250	2,931,360
Oshkosh Corp.*	90,225	3,833,660
SPX Corp.	42,300	3,340,008
Trinity Industries, Inc. (a)	86,375	3,915,379

		21,627,377
Road & Rail 1.3%
AMERCO (a)	19,475	3,379,692
Trading Companies & Distributors 1.1%
Textainer Group Holdings Ltd. (a)	72,850	2,881,218
Information Technology 16.2%
Communications Equipment 1.2%
Arris Group, Inc.* (a)	177,375	3,045,529
Computers & Peripherals 1.2%
NCR Corp.*	111,300	3,067,428
Electronic Equipment, Instruments & Components 2.3%
Arrow Electronics, Inc.*	76,040	3,088,745
Jabil Circuit, Inc.	150,775	2,786,322

		5,875,067
IT Services 3.9%
Amdocs Ltd.	87,975	3,189,094
DST Systems, Inc.	46,775	3,333,654
ManTech International Corp. "A" (a)	121,900	3,275,453

		9,798,201
Semiconductors & Semiconductor Equipment 5.1%
KLA-Tencor Corp.	66,975	3,532,261
Microsemi Corp.*	137,850	3,193,985
PMC-Sierra, Inc.* (a)	454,975	3,089,280
Teradyne, Inc.* (a)	192,750	3,126,405

		12,941,931
Software 2.5%
BMC Software, Inc.*	69,800	3,233,834
Synopsys, Inc.*	90,400	3,243,552

		6,477,386
Materials 6.9%
Chemicals 1.1%
Huntsman Corp. (a)	152,068	2,826,944
Containers & Packaging 2.4%
Owens-Illinois, Inc.*	109,475	2,917,509
Rock-Tenn Co. "A"	34,850	3,233,731

		6,151,240
Metals & Mining 2.1%
Coeur d'Alene Mines Corp.*	116,950	2,205,677
Reliance Steel & Aluminum Co.	45,800	3,259,586

		5,465,263
Paper & Forest Products 1.3%
Domtar Corp.	41,075	3,188,242
Utilities 3.9%
Electric Utilities 1.5%
Portland General Electric Co.	123,475	3,744,997
Gas Utilities 1.2%
AGL Resources, Inc. (a)	69,500	2,915,525
Multi-Utilities 1.2%
Ameren Corp.	88,700	3,106,274

Total Common Stocks (Cost $183,570,283)		248,758,258
Securities Lending Collateral 43.1%
Daily Assets Fund Institutional, 0.14% (b) (c) (Cost $109,434,201)	109,434,201	109,434,201
Cash Equivalents 2.0%
Central Cash Management Fund, 0.12% (b) (Cost $5,033,172)	5,033,172	5,033,172

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $298,037,656) †	143.1	363,225,631
Other Assets and Liabilities, Net	(43.1)	(109,380,951)

Net Assets	100.0	253,844,680

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $298,377,262.  At March 31, 2013, net unrealized appreciation for all securities based on tax cost was $64,848,369.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $70,226,394 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $5,378,025.

(a)	All or a portion of these securities were on loan. The value of securities loaned at March 31, 2013 amounted to $107,431,967 which is 42.3% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
REIT: Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2013 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(d)	$248,758,258	$—	$—	$248,758,258
Short-Term Investments(d)	114,467,373	—	—	114,467,373
Total	$363,225,631	$—	$—	$363,225,631

There have been no transfers between fair value measurement levels during the period ended March 31, 2013.
(d)	See Investment Portfolio for additional detailed categorizations.

Investment Portfolio	as of March 31, 2013 (Unaudited)
DWS Unconstrained Income VIP
		Principal Amount ($) (a)	Value ($)
Corporate Bonds 55.2%
Consumer Discretionary 7.1%
AMC Networks, Inc., 7.75%, 7/15/2021		15,000	16,988
Asbury Automotive Group, Inc., 8.375%, 11/15/2020		80,000	89,600
Avis Budget Car Rental LLC:
144A, 5.5%, 4/1/2023 (b)		30,000	29,925
8.25%, 1/15/2019		95,000	105,331
9.625%, 3/15/2018		45,000	50,794
BC Mountain LLC, 144A, 7.0%, 2/1/2021		30,000	31,800
Block Communications, Inc., 144A, 7.25%, 2/1/2020		65,000	70,687
Boyd Gaming Corp., 144A, 9.0%, 7/1/2020		25,000	26,000
Bresnan Broadband Holdings LLC, 144A, 8.0%, 12/15/2018		95,000	103,550
British Sky Broadcasting Group PLC, 144A, 3.125%, 11/26/2022		90,000	89,745
Cablevision Systems Corp., 8.0%, 4/15/2020		10,000	11,250
Caesar's Entertainment Operating Co., Inc.:
8.5%, 2/15/2020		120,000	118,500
11.25%, 6/1/2017		240,000	255,300
CCO Holdings LLC:
5.25%, 9/30/2022		220,000	216,150
6.5%, 4/30/2021		120,000	126,900
6.625%, 1/31/2022		70,000	75,075
7.0%, 1/15/2019		20,000	21,550
7.25%, 10/30/2017		90,000	97,087
7.375%, 6/1/2020		10,000	11,088
7.875%, 4/30/2018		40,000	42,550
8.125%, 4/30/2020		25,000	27,938
CDR DB Sub, Inc., 144A, 7.75%, 10/15/2020		35,000	35,963
Cequel Communications Holdings I LLC, 144A, 6.375%, 9/15/2020		160,000	166,000
Chester Downs & Marina LLC, 144A, 9.25%, 2/1/2020		25,000	23,875
Clear Channel Communications, Inc., 144A, 11.25%, 3/1/2021		40,000	41,000
Clear Channel Worldwide Holdings, Inc.:
Series A, 144A, 6.5%, 11/15/2022		15,000	15,638
Series A, 7.625%, 3/15/2020		20,000	20,675
Series B, 7.625%, 3/15/2020		185,000	193,094
Cox Communications, Inc., 144A, 3.25%, 12/15/2022		60,000	60,953
Crown Media Holdings, Inc., 10.5%, 7/15/2019		55,000	62,012
Cumulus Media Holdings, Inc., 7.75%, 5/1/2019 (c)		65,000	66,787
Delphi Corp., 5.0%, 2/15/2023		40,000	42,300
DIRECTV Holdings LLC, 3.8%, 3/15/2022		200,000	204,434
Discovery Communications LLC, 3.25%, 4/1/2023		50,000	50,730
DISH DBS Corp.:
6.625%, 10/1/2014		65,000	69,144
6.75%, 6/1/2021		10,000	11,100
7.125%, 2/1/2016		155,000	172,244
Fontainebleau Las Vegas Holdings LLC, 144A, 11.0%, 6/15/2015 *		65,000	41
Griffey Intermediate, Inc., 144A, 7.0%, 10/15/2020		65,000	66,300
Harron Communications LP, 144A, 9.125%, 4/1/2020		45,000	49,950
Hertz Corp.:
144A, 4.25%, 4/1/2018		25,000	25,469
6.75%, 4/15/2019		50,000	54,562
7.5%, 10/15/2018		155,000	171,081
Jo-Ann Stores Holdings, Inc., 144A, 9.75%, 10/15/2019 (PIK)		35,000	36,750
L Brands, Inc., 7.0%, 5/1/2020		20,000	23,200
Lear Corp., 8.125%, 3/15/2020		32,000	35,680
Libbey Glass, Inc., 6.875%, 5/15/2020		18,000	19,418
Lions Gate Entertainment, Inc., 144A, 10.25%, 11/1/2016		95,000	103,669
Mattel, Inc., 5.45%, 11/1/2041		141,400	154,102
MDC Partners, Inc., 144A, 6.75%, 4/1/2020		20,000	20,200
Mediacom Broadband LLC, 144A, 6.375%, 4/1/2023		65,000	67,437
Mediacom LLC:
7.25%, 2/15/2022		20,000	22,000
9.125%, 8/15/2019		30,000	33,488
MGM Resorts International:
144A, 6.75%, 10/1/2020		25,000	26,500
7.625%, 1/15/2017		100,000	111,000
144A, 8.625%, 2/1/2019 (c)		140,000	163,100
National CineMedia LLC:
6.0%, 4/15/2022		35,000	37,537
7.875%, 7/15/2021		45,000	50,119
Palace Entertainment Holdings LLC, 144A, 8.875%, 4/15/2017		75,000	79,500
Petco Holdings, Inc., 144A, 8.5%, 10/15/2017 (PIK)		20,000	20,625
Quebecor Media, Inc., 144A, 5.75%, 1/15/2023		30,000	30,600
Regal Entertainment Group:
5.75%, 2/1/2025		10,000	9,825
9.125%, 8/15/2018		35,000	39,287
Sabre Holdings Corp., 8.35%, 3/15/2016		55,000	60,500
Seminole Indian Tribe of Florida:
144A, 7.75%, 10/1/2017		40,000	43,200
144A, 7.804%, 10/1/2020		70,000	74,231
Servicios Corporativos Javer SAPI de CV, 144A, 9.875%, 4/6/2021		100,000	93,500
Sinclair Television Group, Inc., 144A, 5.375%, 4/1/2021 (b)		10,000	9,925
Sirius XM Radio, Inc., 144A, 8.75%, 4/1/2015		155,000	172,437
Sonic Automotive, Inc., Series B, 9.0%, 3/15/2018		95,000	104,500
Sotheby's, 144A, 5.25%, 10/1/2022		30,000	30,300
Starz LLC, 144A, 5.0%, 9/15/2019		25,000	25,750
Toys "R" Us-Delaware, Inc., 144A, 7.375%, 9/1/2016 (c)		35,000	35,831
Travelport LLC, 9.0%, 3/1/2016		10,000	10,038
UCI International, Inc., 8.625%, 2/15/2019		20,000	20,700
Univision Communications, Inc.:
144A, 6.875%, 5/15/2019		10,000	10,700
144A, 7.875%, 11/1/2020		25,000	27,500
UPC Holding BV:
144A, 8.375%, 8/15/2020	EUR	50,000	70,156
144A, 9.75%, 4/15/2018	EUR	100,000	134,876
Viking Cruises Ltd., 144A, 8.5%, 10/15/2022		30,000	33,000
Visteon Corp., 6.75%, 4/15/2019		68,000	72,760
Yonkers Racing Corp., 144A, 11.375%, 7/15/2016		60,000	64,350

			5,399,451
Consumer Staples 2.3%
Agrokor DD, 144A, 8.875%, 2/1/2020		250,000	274,375
Alicorp SA, 144A, 3.875%, 3/20/2023 (c)		250,000	249,375
Alliance One International, Inc., 10.0%, 7/15/2016		25,000	26,406
Altria Group, Inc., 9.95%, 11/10/2038		145,000	239,459
Chiquita Brands International, Inc., 144A, 7.875%, 2/1/2021		25,000	26,219
ConAgra Foods, Inc., 3.25%, 9/15/2022		45,000	45,332
Constellation Brands, Inc., 6.0%, 5/1/2022		15,000	16,388
Del Monte Corp., 7.625%, 2/15/2019 (c)		80,000	83,000
Delhaize Group SA, 4.125%, 4/10/2019		140,000	148,337
Dole Food Co., Inc., 144A, 8.0%, 10/1/2016		20,000	20,800
FAGE Dairy Industry SA, 144A, 9.875%, 2/1/2020		85,000	93,287
JBS U.S.A. LLC, 144A, 8.25%, 2/1/2020		25,000	27,313
MHP SA, 144A, 8.25%, 4/2/2020 (b)		200,000	198,178
NBTY, Inc., 9.0%, 10/1/2018		25,000	27,937
Pilgrim's Pride Corp., 7.875%, 12/15/2018		45,000	48,656
Smithfield Foods, Inc.:
6.625%, 8/15/2022		40,000	43,600
7.75%, 7/1/2017		140,000	162,225
Sun Products Corp., 144A, 7.75%, 3/15/2021		50,000	50,375

			1,781,262
Energy 6.8%
Access Midstream Partners LP, 6.125%, 7/15/2022		55,000	58,988
Arch Coal, Inc.:
7.0%, 6/15/2019		20,000	18,050
7.25%, 10/1/2020		20,000	18,000
Berry Petroleum Co.:
6.375%, 9/15/2022		30,000	31,875
6.75%, 11/1/2020		120,000	129,600
BreitBurn Energy Partners LP:
7.875%, 4/15/2022		30,000	32,100
8.625%, 10/15/2020		35,000	38,675
Chaparral Energy, Inc., 7.625%, 11/15/2022		20,000	21,850
Chesapeake Energy Corp., 5.75%, 3/15/2023 (b)		15,000	15,206
Chesapeake Oilfield Operating LLC, 144A, 6.625%, 11/15/2019		25,000	25,750
CITGO Petroleum Corp., 144A, 11.5%, 7/1/2017		105,000	120,356
Continental Resources, Inc.:
5.0%, 9/15/2022		30,000	31,875
7.125%, 4/1/2021		30,000	33,975
7.375%, 10/1/2020		35,000	39,463
Crestwood Midstream Partners LP, 7.75%, 4/1/2019		105,000	109,462
Crosstex Energy LP:
144A, 7.125%, 6/1/2022		15,000	15,900
8.875%, 2/15/2018		55,000	59,537
DCP Midstream Operating LP, 3.875%, 3/15/2023		100,000	100,540
Denbury Resources, Inc., 4.625%, 7/15/2023		75,000	72,375
Dresser-Rand Group, Inc., 6.5%, 5/1/2021		75,000	80,062
Eagle Rock Energy Partners LP, 8.375%, 6/1/2019		110,000	116,050
El Paso LLC, 7.25%, 6/1/2018		55,000	63,105
Enterprise Products Operating LLC, 3.35%, 3/15/2023		200,000	203,677
EP Energy LLC:
6.875%, 5/1/2019		60,000	65,700
7.75%, 9/1/2022		25,000	27,625
9.375%, 5/1/2020		25,000	28,875
EPE Holdings LLC, 144A, 8.125%, 12/15/2017 (PIK) (c)		55,000	57,750
EV Energy Partners LP, 8.0%, 4/15/2019		140,000	147,700
FMC Technologies, Inc., 3.45%, 10/1/2022		40,000	40,607
Frontier Oil Corp., 6.875%, 11/15/2018		55,000	59,537
Global Geophysical Services, Inc., 10.5%, 5/1/2017		90,000	78,075
Halcon Resources Corp.:
144A, 8.875%, 5/15/2021		85,000	91,587
144A, 9.75%, 7/15/2020		50,000	55,250
Holly Energy Partners LP:
144A, 6.5%, 3/1/2020		20,000	21,250
8.25%, 3/15/2018		55,000	59,538
Kinder Morgan Energy Partners LP, 5.8%, 3/1/2021		194,000	231,710
Kodiak Oil & Gas Corp., 144A, 5.5%, 1/15/2021		40,000	41,900
Linn Energy LLC:
144A, 6.25%, 11/1/2019		110,000	112,475
6.5%, 5/15/2019		15,000	15,694
MarkWest Energy Partners LP, 5.5%, 2/15/2023		15,000	15,713
MEG Energy Corp.:
144A, 6.375%, 1/30/2023		65,000	67,600
144A, 6.5%, 3/15/2021		40,000	42,600
Midstates Petroleum Co., Inc., 144A, 10.75%, 10/1/2020		35,000	38,850
Northern Oil & Gas, Inc., 8.0%, 6/1/2020		85,000	88,612
Oasis Petroleum, Inc.:
6.5%, 11/1/2021		25,000	27,250
6.875%, 1/15/2023		25,000	27,500
7.25%, 2/1/2019		40,000	43,400
Offshore Group Investment Ltd., 144A, 7.125%, 4/1/2023		60,000	61,350
OGX Austria GmbH, 144A, 8.375%, 4/1/2022		200,000	151,000
Pacific Rubiales Energy Corp., 144A, 5.125%, 3/28/2023		200,000	201,674
Petroleos de Venezuela SA:
5.375%, 4/12/2027		400,000	276,000
144A, 9.0%, 11/17/2021		300,000	284,250
Plains Exploration & Production Co.:
6.125%, 6/15/2019		40,000	43,800
6.75%, 2/1/2022		80,000	89,100
7.625%, 6/1/2018		60,000	62,700
Quicksilver Resources, Inc., 11.75%, 1/1/2016		15,000	15,300
Range Resources Corp., 144A, 5.0%, 3/15/2023		15,000	15,338
Reliance Holdings U.S.A., Inc., 144A, 5.4%, 2/14/2022		250,000	278,676
SandRidge Energy, Inc., 7.5%, 3/15/2021		75,000	78,000
SESI LLC:
6.375%, 5/1/2019		40,000	43,000
7.125%, 12/15/2021		115,000	128,656
Shelf Drilling Holdings Ltd., 144A, 8.625%, 11/1/2018		45,000	47,700
Swift Energy Co.:
7.875%, 3/1/2022		70,000	73,150
144A, 7.875%, 3/1/2022		40,000	41,800
Talos Production LLC, 144A, 9.75%, 2/15/2018		60,000	59,400
Tesoro Corp.:
4.25%, 10/1/2017		35,000	36,575
5.375%, 10/1/2022		25,000	26,063
Transocean, Inc., 3.8%, 10/15/2022		75,000	73,884
Venoco, Inc., 8.875%, 2/15/2019		105,000	101,850
WPX Energy, Inc., 5.25%, 1/15/2017		40,000	41,900

			5,154,435
Financials 15.7%
Akbank TAS, 144A, 5.0%, 10/24/2022		200,000	205,400
Ally Financial, Inc.:
5.5%, 2/15/2017		60,000	64,905
6.25%, 12/1/2017		95,000	106,239
8.0%, 3/15/2020		115,000	142,600
8.3%, 2/12/2015		135,000	149,850
Alphabet Holding Co., Inc., 144A, 7.75%, 11/1/2017 (PIK)		30,000	31,275
American International Group, Inc., 3.8%, 3/22/2017		60,000	64,924
American Tower Corp., (REIT), 3.5%, 1/31/2023		60,000	59,508
AmeriGas Finance LLC:
6.75%, 5/20/2020		20,000	21,750
7.0%, 5/20/2022		20,000	21,750
Anglo American Capital PLC, 144A, 4.125%, 9/27/2022		250,000	258,654
Antero Resources Finance Corp.:
7.25%, 8/1/2019		50,000	54,188
9.375%, 12/1/2017		30,000	32,550
Ashtead Capital, Inc., 144A, 6.5%, 7/15/2022		45,000	48,881
Ashton Woods U.S.A. LLC, 144A, 6.875%, 2/15/2021		50,000	50,750
Banco Santander Brasil SA, 144A, 4.625%, 2/13/2017		250,000	264,375
Bancolombia SA, 5.125%, 9/11/2022 (c)		250,000	251,250
Bangkok Bank PCL, 144A, 3.875%, 9/27/2022		200,000	204,724
Bank of America Corp., 3.3%, 1/11/2023		160,000	157,769
Bank of Ireland Mortgage Bank, Series 6, 4.0%, 7/5/2013	EUR	750,000	967,652
Barclays Bank PLC, 7.625%, 11/21/2022		400,000	394,500
BBVA Bancomer SA, 144A, 6.75%, 9/30/2022 (c)		200,000	228,500
BNP Paribas SA, 3.25%, 3/3/2023		115,000	111,769
Braskem America Finance Co., 144A, 7.125%, 7/22/2041		200,000	206,500
Calpine Construction Finance Co., LP, 144A, 8.0%, 6/1/2016		200,000	209,750
Case New Holland, Inc., 7.75%, 9/1/2013		45,000	46,080
CIT Group, Inc.:
5.0%, 5/15/2017		80,000	85,800
5.25%, 3/15/2018		90,000	97,200
Country Garden Holdings Co., Ltd., 144A, 7.5%, 1/10/2023		200,000	204,260
Deutsche Telekom International Finance BV, 144A, 4.875%, 3/6/2042		200,000	200,766
Development Bank of Kazakhstan JSC, Series 3, 6.5%, 6/3/2020		500,000	564,750
E*TRADE Financial Corp., 6.75%, 6/1/2016		130,000	140,075
European Investment Bank, 6.125%, 1/23/2017	AUD	500,000	563,998
Fibria Overseas Finance Ltd., 144A, 6.75%, 3/3/2021 (c)		150,000	165,675
Ford Motor Credit Co., LLC, 3.984%, 6/15/2016		145,000	153,621
Fresenius Medical Care U.S. Finance II, Inc.:
144A, 5.625%, 7/31/2019		35,000	38,413
144A, 5.875%, 1/31/2022		30,000	33,488
Fresenius Medical Care U.S. Finance, Inc., 144A, 6.5%, 9/15/2018		20,000	22,800
General Electric Capital Corp., 5.3%, 2/11/2021		75,000	85,978
Hartford Financial Services Group, Inc., 6.0%, 1/15/2019		117,000	139,578
HCP, Inc., (REIT), 5.375%, 2/1/2021		143,000	166,109
Hellas Telecommunications Finance SCA, 144A, 8.21% **, 7/15/2015 (PIK) *	EUR	109,187	0
Hexion U.S. Finance Corp.:
6.625%, 4/15/2020		15,000	15,038
8.875%, 2/1/2018		95,000	98,325
Host Hotels & Resorts LP, Series D, (REIT), 3.75%, 10/15/2023		75,000	75,293
ING Bank NV, 144A, 2.0%, 9/25/2015		200,000	203,200
International Lease Finance Corp.:
3.875%, 4/15/2018		65,000	64,837
4.625%, 4/15/2021		50,000	49,875
5.75%, 5/15/2016		20,000	21,600
6.25%, 5/15/2019		50,000	54,750
8.625%, 9/15/2015		40,000	45,500
8.625%, 1/15/2022		45,000	57,262
8.75%, 3/15/2017		120,000	141,150
Intesa Sanpaolo SpA, 3.875%, 1/16/2018		240,000	232,068
Jefferies Group LLC, 5.125%, 1/20/2023		60,000	63,527
Level 3 Financing, Inc.:
144A, 7.0%, 6/1/2020		75,000	78,562
8.125%, 7/1/2019		75,000	82,500
8.625%, 7/15/2020		50,000	55,750
Lukoil International Finance BV, 144A, 6.125%, 11/9/2020		250,000	283,750
Macquarie Bank Ltd., 144A, 3.45%, 7/27/2015		105,000	109,409
Morgan Stanley, 3.75%, 2/25/2023		85,000	85,917
MPT Operating Partnership LP:
(REIT), 6.375%, 2/15/2022		30,000	32,250
(REIT), 6.875%, 5/1/2021		50,000	54,250
Neuberger Berman Group LLC:
144A, 5.625%, 3/15/2020		25,000	26,188
144A, 5.875%, 3/15/2022		45,000	47,588
Nielsen Finance LLC, 144A, 4.5%, 10/1/2020		25,000	24,969
NII Capital Corp., 7.625%, 4/1/2021		50,000	36,000
Principal Financial Group, Inc., 3.3%, 9/15/2022		150,000	152,452
Qtel International Finance Ltd., 144A, 3.25%, 2/21/2023		250,000	245,312
Raizen Fuels Finance Ltd., 144A, 9.5%, 8/15/2014		100,000	108,900
RCI Banque SA, 144A, 3.5%, 4/3/2018 (b)		200,000	200,686
Reynolds Group Issuer, Inc.:
5.75%, 10/15/2020		65,000	66,219
6.875%, 2/15/2021		100,000	106,500
7.125%, 4/15/2019		100,000	107,375
Santander US Debt SAU, 144A, 3.724%, 1/20/2015		45,000	45,489
Serta Simmons Holdings LLC, 144A, 8.125%, 10/1/2020		35,000	36,356
Sky Growth Acquisition Corp., 144A, 7.375%, 10/15/2020		30,000	31,725
SLM Corp., 5.5%, 1/25/2023		125,000	124,062
Telemovil Finance Co., Ltd., 144A, 8.0%, 10/1/2017		100,000	108,500
The Goldman Sachs Group, Inc.:
3.625%, 1/22/2023		55,000	55,387
5.75%, 1/24/2022		160,000	186,036
Toys "R" Us Property Co. I, LLC, 10.75%, 7/15/2017		50,000	53,813
Tronox Finance LLC, 144A, 6.375%, 8/15/2020		40,000	38,800
Turkiye Garanti Bankasi AS, 144A, 5.25%, 9/13/2022		250,000	260,312
Turkiye Is Bankasi, 144A, 6.0%, 10/24/2022 (c)		250,000	260,625
Turkiye Vakiflar Bankasi Tao, 144A, 6.0%, 11/1/2022 (c)		200,000	205,000
Vale Overseas Ltd., 8.25%, 1/17/2034		250,000	320,523
Ventas Realty LP, (REIT), 2.7%, 4/1/2020		130,000	130,432
Xstrata Finance Canada Ltd., 144A, 4.0%, 10/25/2022		70,000	70,503

			11,973,169
Health Care 2.5%
Agilent Technologies, Inc., 3.2%, 10/1/2022		40,000	39,971
Aviv Healthcare Properties LP, 7.75%, 2/15/2019		85,000	91,375
Biomet, Inc.:
144A, 6.5%, 8/1/2020		55,000	58,369
144A, 6.5%, 10/1/2020		15,000	15,422
Community Health Systems, Inc.:
5.125%, 8/15/2018		185,000	193,787
7.125%, 7/15/2020		60,000	65,100
HCA Holdings, Inc., 7.75%, 5/15/2021 (c)		105,000	117,009
HCA, Inc.:
5.875%, 3/15/2022		40,000	43,100
6.5%, 2/15/2020		210,000	236,906
7.5%, 2/15/2022		155,000	178,250
7.875%, 2/15/2020		365,000	403,325
8.5%, 4/15/2019		45,000	49,669
Hologic, Inc., 6.25%, 8/1/2020		30,000	31,913
Laboratory Corp. of America Holdings, 3.75%, 8/23/2022		35,000	35,931
Physio-Control International, Inc., 144A, 9.875%, 1/15/2019		50,000	56,375
STHI Holding Corp., 144A, 8.0%, 3/15/2018		60,000	65,550
Tenet Healthcare Corp.:
144A, 4.5%, 4/1/2021		10,000	9,800
6.25%, 11/1/2018		80,000	88,800
Warner Chilcott Co., LLC, 7.75%, 9/15/2018		75,000	80,156
Zoetis, Inc., 144A, 3.25%, 2/1/2023		30,000	30,422

			1,891,230
Industrials 4.9%
Accuride Corp., 9.5%, 8/1/2018		65,000	66,463
ADT Corp., 144A, 3.5%, 7/15/2022		90,000	89,721
Aeropuertos Dominicanos Siglo XXI SA, 144A, 9.25%, 11/13/2019		250,000	271,875
Air Lease Corp.:
4.75%, 3/1/2020		45,000	46,125
6.125%, 4/1/2017		75,000	81,187
Armored Autogroup, Inc., 9.25%, 11/1/2018		105,000	93,712
BE Aerospace, Inc., 6.875%, 10/1/2020		25,000	27,656
Belden, Inc., 144A, 5.5%, 9/1/2022		55,000	56,375
Bombardier, Inc.:
144A, 5.75%, 3/15/2022		55,000	56,444
144A, 6.125%, 1/15/2023		45,000	46,688
144A, 7.75%, 3/15/2020		45,000	51,750
Casella Waste Systems, Inc., 7.75%, 2/15/2019		110,000	104,775
DigitalGlobe, Inc., 144A, 5.25%, 2/1/2021		25,000	24,844
Ducommun, Inc., 9.75%, 7/15/2018		65,000	71,500
DynCorp International, Inc., 10.375%, 7/1/2017		85,000	83,725
Florida East Coast Railway Corp., 8.125%, 2/1/2017		40,000	42,900
FTI Consulting, Inc., 6.75%, 10/1/2020		145,000	156,962
Garda World Security Corp., 144A, 9.75%, 3/15/2017		60,000	64,350
GenCorp, Inc., 144A, 7.125%, 3/15/2021		115,000	121,325
Georgian Railway JSC, 144A, 7.75%, 7/11/2022		200,000	228,500
Huntington Ingalls Industries, Inc.:
6.875%, 3/15/2018		50,000	54,375
7.125%, 3/15/2021		10,000	10,875
Interline Brands, Inc., 7.5%, 11/15/2018		50,000	54,250
Iron Mountain, Inc., 5.75%, 8/15/2024		40,000	39,950
Masco Corp., 7.125%, 3/15/2020		145,000	169,276
Meritor, Inc.:
8.125%, 9/15/2015		10,000	10,575
10.625%, 3/15/2018		60,000	64,725
Navios Maritime Holdings, Inc.:
8.125%, 2/15/2019		135,000	122,175
8.875%, 11/1/2017		35,000	35,744
Navios South American Logistics, Inc., 144A, 9.25%, 4/15/2019		10,000	10,750
Nortek, Inc., 8.5%, 4/15/2021		75,000	83,250
Owens Corning, Inc.:
4.2%, 12/15/2022		30,000	30,682
9.0%, 6/15/2019		29,000	37,156
Ply Gem Industries, Inc., 9.375%, 4/15/2017		25,000	27,500
Sitel LLC, 11.5%, 4/1/2018		95,000	62,225
Spirit AeroSystems, Inc., 6.75%, 12/15/2020		75,000	80,063
Titan International, Inc.:
7.875%, 10/1/2017		90,000	96,862
144A, 7.875%, 10/1/2017		20,000	21,525
TransDigm, Inc., 7.75%, 12/15/2018		65,000	71,338
Transnet SOC Ltd., 144A, 4.0%, 7/26/2022		200,000	191,500
United Rentals North America, Inc.:
5.75%, 7/15/2018		60,000	65,025
7.375%, 5/15/2020		95,000	105,450
7.625%, 4/15/2022		95,000	106,162
Urbi, Desarrollos Urbanos SAB de CV, 144A, 9.75%, 2/3/2022 (c)		200,000	124,000
Votorantim Cimentos SA, 144A, 7.25%, 4/5/2041		250,000	270,625
Watco Companies LLC, 144A, 6.375%, 4/1/2023		25,000	25,719

			3,758,654
Information Technology 1.8%
Avaya, Inc., 144A, 7.0%, 4/1/2019		145,000	141,737
CDW LLC, 8.5%, 4/1/2019		45,000	50,231
eAccess Ltd., 144A, 8.25%, 4/1/2018		60,000	66,450
Equinix, Inc.:
4.875%, 4/1/2020		40,000	40,300
5.375%, 4/1/2023		105,000	106,312
7.0%, 7/15/2021		40,000	44,400
8.125%, 3/1/2018		140,000	154,700
First Data Corp.:
144A, 6.75%, 11/1/2020		110,000	114,675
144A, 7.375%, 6/15/2019		45,000	47,869
144A, 8.875%, 8/15/2020		85,000	94,988
144A, 10.625%, 6/15/2021 (b)		60,000	60,675
144A, 11.25%, 1/15/2021		40,000	41,600
Fiserv, Inc., 3.5%, 10/1/2022		95,000	94,703
Freescale Semiconductor, Inc., 144A, 9.25%, 4/15/2018		120,000	131,700
Hughes Satellite Systems Corp.:
6.5%, 6/15/2019		40,000	43,900
7.625%, 6/15/2021		40,000	45,750
IAC/InterActiveCorp., 144A, 4.75%, 12/15/2022		25,000	24,438
Jabil Circuit, Inc., 7.75%, 7/15/2016		30,000	34,538

			1,338,966
Materials 5.0%
Alpek SA de CV, 144A, 4.5%, 11/20/2022		200,000	207,500
Ashland, Inc., 144A, 3.875%, 4/15/2018		20,000	20,250
Axiall Corp., 144A, 4.875%, 5/15/2023		10,000	10,175
Ball Corp.:
7.125%, 9/1/2016		30,000	31,725
7.375%, 9/1/2019		25,000	27,688
Cemex SAB de CV, 144A, 9.0%, 1/11/2018		200,000	221,500
Clearwater Paper Corp., 7.125%, 11/1/2018		65,000	70,687
Corp. Nacional del Cobre de Chile, 144A, 3.0%, 7/17/2022		200,000	195,400
Crown Americas LLC, 6.25%, 2/1/2021		10,000	10,925
Eagle Spinco, Inc., 144A, 4.625%, 2/15/2021		20,000	20,350
Essar Steel Algoma, Inc.:
144A, 9.375%, 3/15/2015		220,000	211,200
144A, 9.875%, 6/15/2015		35,000	28,438
Evraz Group SA, 144A, 7.4%, 4/24/2017		200,000	212,500
Exopack Holding Corp., 10.0%, 6/1/2018		40,000	39,800
FMG Resources (August 2006) Pty Ltd.:
144A, 6.0%, 4/1/2017 (c)		55,000	56,512
144A, 6.875%, 4/1/2022		40,000	41,900
144A, 7.0%, 11/1/2015		65,000	68,087
144A, 8.25%, 11/1/2019 (c)		45,000	48,544
Greif, Inc., 7.75%, 8/1/2019		195,000	227,175
Huntsman International LLC:
8.625%, 3/15/2020		60,000	67,050
8.625%, 3/15/2021		25,000	28,125
IAMGOLD Corp., 144A, 6.75%, 10/1/2020		40,000	38,500
Inmet Mining Corp.:
144A, 7.5%, 6/1/2021		80,000	86,600
144A, 8.75%, 6/1/2020		45,000	49,950
International Paper Co., 7.95%, 6/15/2018		145,000	186,614
JMC Steel Group, Inc., 144A, 8.25%, 3/15/2018		60,000	63,600
Kaiser Aluminum Corp., 8.25%, 6/1/2020		40,000	44,800
KGHM International Ltd., 144A, 7.75%, 6/15/2019		115,000	120,750
LyondellBasell Industries NV, 6.0%, 11/15/2021		15,000	17,775
Molycorp, Inc., 10.0%, 6/1/2020		30,000	29,550
Novelis, Inc.:
8.375%, 12/15/2017		160,000	175,200
8.75%, 12/15/2020		110,000	124,025
Owens-Brockway Glass Container, Inc., 7.375%, 5/15/2016		30,000	34,500
Packaging Dynamics Corp., 144A, 8.75%, 2/1/2016		90,000	94,162
Polymer Group, Inc., 7.75%, 2/1/2019		55,000	59,950
PolyOne Corp., 144A, 5.25%, 3/15/2023		85,000	85,637
Rain CII Carbon LLC, 144A, 8.0%, 12/1/2018		45,000	47,587
Samarco Mineracao SA, 144A, 4.125%, 11/1/2022		200,000	194,600
Sealed Air Corp.:
144A, 5.25%, 4/1/2023		10,000	10,038
144A, 8.125%, 9/15/2019		30,000	33,938
144A, 8.375%, 9/15/2021		30,000	34,350
Viskase Companies, Inc., 144A, 9.875%, 1/15/2018		145,000	153,700
Votorantim Overseas IV, 144A, 7.75%, 6/24/2020		250,000	300,000
Wolverine Tube, Inc., 6.0%, 6/28/2014 (PIK)		18,070	18,070

			3,849,427
Telecommunication Services 6.4%
America Movil SAB de CV, Series 12, 6.45%, 12/5/2022	MXN	2,000,000	170,229
CC Holdings GS V LLC, 144A, 3.849%, 4/15/2023		70,000	70,522
CenturyLink, Inc., Series V, 5.625%, 4/1/2020		15,000	15,338
Cincinnati Bell, Inc.:
8.25%, 10/15/2017		55,000	58,300
8.375%, 10/15/2020		180,000	187,200
8.75%, 3/15/2018		170,000	168,725
CPI International, Inc., 8.0%, 2/15/2018		45,000	46,800
Cricket Communications, Inc., 7.75%, 10/15/2020 (c)		280,000	279,300
Digicel Group Ltd., 144A, 10.5%, 4/15/2018		100,000	111,250
Digicel Ltd., 144A, 8.25%, 9/1/2017		400,000	423,000
ERC Ireland Preferred Equity Ltd., 144A, 7.69% **, 2/15/2017 (PIK) *	EUR	88,319	34
Frontier Communications Corp.:
7.125%, 1/15/2023 (c)		200,000	202,500
7.625%, 4/15/2024 (b)		15,000	15,431
7.875%, 4/15/2015		7,000	7,989
8.25%, 4/15/2017		70,000	81,900
8.5%, 4/15/2020		90,000	101,925
8.75%, 4/15/2022		10,000	11,125
Intelsat Jackson Holdings SA:
7.25%, 10/15/2020		195,000	214,256
7.5%, 4/1/2021		195,000	216,937
8.5%, 11/1/2019		100,000	112,125
Intelsat Luxembourg SA:
144A, 7.75%, 6/1/2021 (b)		95,000	96,662
144A, 8.125%, 6/1/2023 (b)		10,000	10,163
11.25%, 2/4/2017		106,000	112,890
11.5%, 2/4/2017		258,218	274,228
iPCS, Inc., 2.424% **, 5/1/2013		35,000	34,958
Level 3 Communications, Inc., 144A, 8.875%, 6/1/2019		10,000	10,925
MetroPCS Wireless, Inc.:
6.625%, 11/15/2020		65,000	67,925
7.875%, 9/1/2018 (c)		75,000	81,937
SBA Communications Corp., 144A, 5.625%, 10/1/2019		30,000	30,863
SBA Telecommunications, Inc., 8.25%, 8/15/2019		16,000	17,640
SES, 144A, 3.6%, 4/4/2023 (b)		70,000	69,998
Sprint Nextel Corp.:
6.0%, 12/1/2016		320,000	347,200
6.0%, 11/15/2022		50,000	51,375
8.375%, 8/15/2017		55,000	64,006
9.125%, 3/1/2017		50,000	59,125
Syniverse Holdings, Inc., 9.125%, 1/15/2019		25,000	27,438
Telemar Norte Leste SA, 144A, 5.5%, 10/23/2020		200,000	208,500
tw telecom holdings, Inc., 5.375%, 10/1/2022		35,000	36,488
VimpelCom Holdings BV, 144A, 5.95%, 2/13/2023		200,000	198,750
Windstream Corp.:
144A, 6.375%, 8/1/2023		40,000	39,700
7.0%, 3/15/2019		60,000	61,275
7.5%, 6/1/2022		25,000	26,750
7.5%, 4/1/2023		75,000	79,500
7.75%, 10/15/2020		35,000	37,975
7.875%, 11/1/2017		205,000	234,212
8.125%, 9/1/2018		70,000	76,650

			4,852,019
Utilities 2.7%
AES Corp.:
8.0%, 10/15/2017		10,000	11,763
8.0%, 6/1/2020		175,000	207,375
American Electric Power Co., Inc., Series F, 2.95%, 12/15/2022		140,000	139,890
Calpine Corp.:
144A, 7.5%, 2/15/2021		72,000	79,020
144A, 7.875%, 7/31/2020		79,000	86,505
Dubai Electricity & Water Authority, 144A, 7.375%, 10/21/2020		200,000	243,000
Electricite de France SA, 144A, 5.25%, 1/29/2049		100,000	99,344
Energy Future Holdings Corp., Series Q, 6.5%, 11/15/2024		100,000	67,625
IPALCO Enterprises, Inc., 5.0%, 5/1/2018		145,000	156,600
Mexico Generadora de Energia S de rl, 144A, 5.5%, 12/6/2032		200,000	211,500
NRG Energy, Inc.:
7.625%, 1/15/2018		35,000	39,812
8.25%, 9/1/2020		15,000	16,931
Oncor Electric Delivery Co., LLC, 4.1%, 6/1/2022		160,000	174,551
PPL Energy Supply LLC, 4.6%, 12/15/2021		200,000	213,138
Toledo Edison Co., 7.25%, 5/1/2020		230,000	295,311

			2,042,365

Total Corporate Bonds (Cost $40,409,261)			42,040,978
Mortgage-Backed Securities Pass-Throughs 6.9%
Federal National Mortgage Association, 3.5%, 12/1/2041 (b)		1,000,000	1,055,771
Government National Mortgage Association:
3.0%, 8/1/2042 (b)		3,000,000	3,135,235
3.5%, 10/20/2042		972,076	1,025,920

Total Mortgage-Backed Securities Pass-Throughs (Cost $5,188,566)			5,216,926
Asset-Backed 0.8%
Home Equity Loans 0.5%
CIT Group Home Equity Loan Trust, "AF6", Series 2002-1, 6.2%, 2/25/2030		70,145	69,937
Citifinancial Mortgage Securities, Inc., "AFS", Series 2003-4, 5.326%, 10/25/2033		190,000	198,418
Countrywide Home Equity Loan Trust, "2A", Series 2006-I, 0.343% **, 1/15/2037		141,062	120,972

			389,327
Miscellaneous 0.3%
ARES CLO Ltd., "D", Series 2012-3A, 144A, 4.958%, 1/17/2024		250,000	252,802

Total Asset-Backed (Cost $588,431)			642,129
Commercial Mortgage-Backed Securities 2.4%
Banc of America Large Loan, Inc., "HLTN", Series 2010-HLTN, 144A, 2.503% **, 11/15/2015		542,963	545,932
Commercial Mortgage Trust, "AM", Series 2007-GG11, 5.867%, 12/10/2049		290,000	328,097
JPMorgan Chase Commercial Mortgage Securities Corp.:
"C", Series 2012-HSBC, 144A, 4.021%, 7/5/2032		150,000	158,243
"A4", Series 2006-LDP7, 6.059% **, 4/15/2045		140,000	158,596
LB-UBS Commercial Mortgage Trust, "A3", Series 2006-C7, 5.347%, 11/15/2038		440,000	497,679
Wachovia Bank Commercial Mortgage Trust, "A4", Series 2005-C22, 5.466% **, 12/15/2044		140,000	153,714

Total Commercial Mortgage-Backed Securities (Cost $1,681,129)			1,842,261
Collateralized Mortgage Obligations 3.4%
Banc of America Mortgage Securities, "2A2", Series 2004-A, 2.915% **, 2/25/2034		126,787	126,401
Bear Stearns Adjustable Rate Mortgage Trust, "2A1", Series 2005-11, 3.428% **, 12/25/2035		178,496	180,422
Countrywide Home Loans, "2A5", Series 2004-13, 5.75%, 8/25/2034		127,270	129,213
Federal Home Loan Mortgage Corp.:
"AI", Series 4016, Interest Only, 3.0%, 9/15/2025		1,571,894	92,736
"JI", Series 3558, Interest Only, 4.5%, 12/15/2023		100,428	4,397
"PI", Series 3843, Interest Only, 4.5%, 5/15/2038		533,453	56,370
"HI", Series 2934, Interest Only, 5.0%, 2/15/2020		172,463	17,895
"WI", Series 3010, Interest Only, 5.0%, 7/15/2020		285,669	31,015
"JS", Series 3572, Interest Only, 6.597% **, 9/15/2039		940,851	171,509
Federal National Mortgage Association:
"BI", Series 2010-13, Interest Only, 5.0%, 12/25/2038		183,560	11,582
"PI", Series 2006-20, Interest Only, 6.476% **, 11/25/2030		543,211	109,339
"SI", Series 2007-23, Interest Only, 6.566% **, 3/25/2037		403,987	75,039
"JS", Series 2004-59, Interest Only, 6.896% **, 4/25/2023		211,517	3,280
Government National Mortgage Association:
"GP", Series 2010-67, 4.5%, 3/20/2039		250,000	283,802
"MI", Series 2009-76, Interest Only, 5.0%, 3/20/2035		415,738	14,212
"ID", Series 2003-79, Interest Only, 5.5%, 12/20/2031		35,986	449
"IV", Series 2009-69, Interest Only, 5.5%, 8/20/2039		654,191	96,424
"IN", Series 2009-69, Interest Only, 5.5%, 8/20/2039		660,383	96,035
"IJ", Series 2009-75, Interest Only, 6.0%, 8/16/2039		573,617	94,552
JPMorgan Mortgage Trust, “2A1”, Series 2006-A2, 2.95% **, 4/25/2036		369,789	331,927
Merrill Lynch Mortgage Investors Trust, "2A", Series 2003-A6, 3.132% **, 10/25/2033		98,263	96,629
Morgan Stanley Mortgage Loan Trust, "5A5", Series 2005-4, 5.5%, 8/25/2035		48,949	49,537
Vericrest Opportunity Loan Transferee, "A2", Series 2012-NL1A, 144A, 8.112%, 3/25/2049		146,535	148,581
Washington Mutual Mortgage Pass-Through Certificates Trust, "1A1", Series 2005-AR12, 2.463% **, 10/25/2035		22,246	22,242
Wells Fargo Mortgage-Backed Securities Trust:
"2A3",Series 2004-EE, 2.624% **, 12/25/2034		163,636	164,390
"B1", Series 2004-1, 5.5%, 2/25/2034		195,363	193,910

Total Collateralized Mortgage Obligations (Cost $2,546,818)			2,601,888
Government & Agency Obligations 12.9%
Sovereign Bonds 4.4%
Federative Republic of Brazil, 12.5%, 1/5/2016	BRL	250,000	143,047
Government of Canada, 0.75%, 5/1/2014	CAD	1,400,000	1,374,228
Government of Ukraine, 144A, 6.58%, 11/21/2016		250,000	245,625
Republic of Argentina-Inflation Linked Bond, 5.83%, 12/31/2033	ARS	468	105
Republic of Belarus, REG S, 8.75%, 8/3/2015		145,000	150,800
Republic of Croatia, 144A, 6.25%, 4/27/2017		200,000	214,230
Republic of Hungary, 4.75%, 2/3/2015		100,000	100,150
Republic of South Africa, 5.5%, 3/9/2020		250,000	285,625
Republic of Uruguay, 4.125%, 11/20/2045		91,152	84,316
United Mexican States, 4.75%, 3/8/2044		500,000	518,750
Vnesheconombank, 144A, 6.025%, 7/5/2022		200,000	221,250

			3,338,126
U.S. Treasury Obligations 8.5%
U.S. Treasury Bonds:
3.0%, 5/15/2042		600,000	587,437
4.75%, 2/15/2037		400,000	526,562

U.S. Treasury Notes:
0.75%, 6/15/2014		500,000	503,340
1.5%, 7/31/2016		4,375,000	4,529,490
1.625%, 11/15/2022		400,000	392,906

			6,539,735

Total Government & Agency Obligations (Cost $9,907,289)			9,877,861
Short-Term U.S. Treasury Obligations 1.1%
U.S. Treasury Bills:
0.1% ***, 9/5/2013		510,000	509,795
0.1% ***, 9/5/2013 (d)		294,000	293,882

Total Short-Term U.S. Treasury Obligations (Cost $803,649)			803,677
Loan Participations and Assignments 6.9%
Senior Loans ** 3.6%
Buffalo Gulf Coast Terminals LLC, Term Loan, 5.25%, 10/31/2017		74,625	76,304
Buffets, Inc., Letter of Credit, First Lien, LIBOR Plus 9.25%, 4/22/2015 *		10,268	4,800
Burger King Corp., Term Loan B, 3.75%, 9/27/2019		69,650	70,632
Charter Communications Operating LLC, Term Loan C, 3.46%, 9/6/2016		36,987	37,273
Chesapeake Energy Corp., Term Loan, 5.75%, 12/1/2017		75,000	77,429
Clear Channel Communications, Inc., Term Loan B, 3.854%, 1/29/2016		45,318	40,294
Crown Castle International Corp., Term Loan B, 4.0%, 1/31/2019		49,623	50,262
Cumulus Media Holdings, Inc., Second Lien Term Loan, 7.5%, 9/16/2019		50,000	51,792
Goodyear Tire & Rubber Co., Second Lien Term Loan, 4.75%, 4/30/2019		220,000	222,383
HJ Heinz Co., Term Loan B2, 2.5%, 3/27/2020		125,000	126,224
Kabel Deutschland GmbH, Term Loan F1, 3.25%, 2/1/2019		385,000	389,972
MetroPCS Wireless, Inc., Term Loan B3, 4.0%, 3/16/2018		109,164	109,748
NRG Energy, Inc., Term Loan B, 3.25%, 7/2/2018		89,318	90,653
Par Pharmaceutical Companies, Inc., Term Loan B, 4.25%, 9/30/2019		119,401	120,831
Pilot Travel Centers LLC:
Term Loan B, 3.75%, 3/30/2018		90,511	91,688
Term Loan B2, 4.25%, 8/7/2019		338,300	342,899
Pinnacle Foods Finance LLC, Term Loan F, 4.75%, 10/17/2018		89,325	90,486
Plains Exploration & Production, 7 year Term Loan, 4.0%, 11/30/2019		120,000	120,450
Tomkins LLC, First Lien Term Loan, 5.0%, 11/9/2018		64,838	65,891
Samson Investment Co., Second Lien Term Loan, 6.0%, 9/25/2018		175,000	177,352
Tallgrass Operations LLC, Term Loan, 5.25%, 11/13/2018		204,488	208,834
Univision Communications, Inc., Term Loan, 4.75%, 3/2/2020		59,959	60,362
Warner Chilcott Co., LLC, Term Loan B2, 4.25%, 3/15/2018		10,158	10,339
Warner Chilcott Corp.:
Incremental Term Loan B1, 4.25%, 3/15/2018		28,667	29,178
Term Loan B1, 4.25%, 3/15/2018		12,479	12,701
WC Luxco S.a.r.l., Term Loan B3, 4.25%, 3/15/2018		22,590	22,992
WMG Acquisition Corp., Term Loan, 5.25%, 11/1/2018		49,375	50,231

			2,752,000
Sovereign Loans 3.3%
Bank of Moscow, 144A, 6.699%, 3/11/2015		250,000	264,875
Gazprom Neft OAO, 144A, 4.375%, 9/19/2022		250,000	246,562
Gazprom OAO, 144A, 4.95%, 7/19/2022		200,000	208,500
National JSC Naftogaz of Ukraine, 9.5%, 9/30/2014		250,000	256,550
RZD Capital PLC, 5.739%, 4/3/2017		250,000	275,000
Sberbank of Russia, 144A, 6.125%, 2/7/2022		200,000	223,500
Severstal OAO, 144A, 5.9%, 10/17/2022		200,000	199,000
TMK OAO, 144A, 6.75%, 4/3/2020 (b)		200,000	199,940
VTB Bank OJSC:
144A, 6.0%, 4/12/2017		200,000	214,000
144A, 6.95%, 10/17/2022		400,000	421,400

			2,509,327

Total Loan Participations and Assignments (Cost $5,190,820)			5,261,327
Municipal Bonds and Notes 1.3%
Chicago, IL, Airport Revenue, O'Hare International Airport, Series B, 6.0%, 1/1/2041		145,000	174,580
Massachusetts, State School Building Authority, Sales Tax Revenue, Qualified School Construction Bond, Series A, 4.885%, 7/15/2028		300,000	347,331
Orlando & Orange County, FL, Expressway Authority Revenue, Series C, 5.0%, 7/1/2040		145,000	158,294
Port Authority of New York & New Jersey, 4.926%, 10/1/2051		260,000	289,174

Total Municipal Bonds and Notes (Cost $851,339)			969,379
Convertible Bonds 0.3%
Consumer Discretionary 0.1%
Group 1 Automotive, Inc., 3.0%, 3/15/2020		65,000	111,841
Materials 0.2%
GEO Specialty Chemicals, Inc., 144A, 7.5%, 3/31/2015		120,175	142,419

Total Convertible Bonds (Cost $182,985)			254,260
Preferred Security 0.1%
Materials
Hercules, Inc., 6.5%, 6/30/2029 (Cost $58,606)		95,000	87,400

		Units	Value ($)
Other Investments 0.1%
Consumer Discretionary
AOT Bedding Super Holdings LLC* (e) (Cost $4,000)		10	34,776
		Shares	Value ($)

Common Stocks 0.0%
Consumer Discretionary 0.0%
Buffets Restaurants Holdings, Inc.*		84	546
Trump Entertainment Resorts, Inc.*		6	0
Vertis Holdings, Inc.*		63	0

			546
Industrials 0.0%
Congoleum Corp.*		2,500	0
Materials 0.0%
GEO Specialty Chemicals, Inc.*		2,058	937
Wolverine Tube, Inc.*		778	14,097

			15,034

Total Common Stocks (Cost $40,746)			15,580
Preferred Stock 0.1%
Financials
Ally Financial, Inc., 144A, 7.0% (Cost $56,381)		60	59,340
Warrants 0.0%
Consumer Discretionary 0.0%
Reader's Digest Association, Inc., Expiration Date 2/19/2014*		159	0
Materials 0.0%
GEO Specialty Chemicals, Inc., Expiration Date 3/31/2015*		11,138	4,968
Hercules Trust II, Expiration Date 3/31/2029*		85	404

			5,372

Total Warrants (Cost $17,432)			5,372
Exchange-Traded Fund 0.0%
SPDR Barclays Capital Convertible Securities (Cost $15,862)		400	16,956
		Contract	Value ($)

Call Options Purchased 0.4%
Options on Exchange-Traded Futures Contracts 0.1%
10 Year U.S. Treasury Note Future, Expiration Date 5/24/2013, Strike Price $133.5		215	57,109
		Contract Amount	Value ($)

Options on Interest Rate Swap Contracts 0.3%
Pay Fixed Rate - 3.583% - Receive Floating - LIBOR, Swap Expiration Date 5/11/2026, Option Expiration Date 5/9/2016		1,400,000	51,490
Pay Fixed Rate - 3.635% - Receive Floating - LIBOR, Swap Expiration Date 4/27/2026, Option Expiration Date 4/25/2016		1,300,000	45,247
Pay Fixed Rate - 3.72% - Receive Floating - LIBOR, Swap Expiration Date 4/22/2026, Option Expiration Date 4/20/2016		1,300,000	42,088
Pay Fixed Rate - 4.19% - Receive Floating - LIBOR, Swap Expiration Date 2/3/2027, Option Expiration Date 2/1/2017		1,500,000	48,843
Pay Fixed Rate - 4.32% - Receive Floating - LIBOR, Swap Expiration Date 2/3/2027, Option Expiration Date 2/1/2017		1,400,000	41,823

			229,491

Total Call Options Purchased (Cost $377,899)			286,600
Put Options Purchased 0.1%
Options on Interest Rate Swap Contracts
Receive Fixed Rate - 2.19% - Pay Floating - LIBOR, Swap Expiration Date 2/3/2027, Option Expiration Date 2/1/2017		1,500,000	29,546
Receive Fixed Rate - 2.32% - Pay Floating - LIBOR, Swap Expiration Date 2/3/2027, Option Expiration Date 2/1/2017		1,400,000	32,049

Total Put Options Purchased (Cost $98,573)			61,595

		Shares	Value ($)
Securities Lending Collateral 3.1%
Daily Assets Fund Institutional, 0.14% (f) (g) (Cost $2,323,675)		2,323,675	2,323,675
Cash Equivalents 12.5%
Central Cash Management Fund, 0.12% (f) (Cost $9,532,191)		9,532,191	9,532,191

		% of Net Assets	Value ($)

Total Investment Portfolio (Cost $79,875,652) †		107.6	81,934,171
Other Assets and Liabilities, Net		(7.6)	(5,798,033)

Net Assets		100.0	76,136,138

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

The following table represents bonds and senior loans that are in default:

Security	Coupon	Maturity Date	Principal Amount		Cost ($)	Value ($)
Buffets, Inc.*	LIBOR Plus 9.25%	4/22/2015	10,268	USD	9,948	4,800
ERC Ireland Preferred Equity Ltd.*	7.69%	2/15/2017	88,319	EUR	120,275	34
Fontainebleau Las Vegas Holdings LLC*	11.0%	6/15/2015	65,000	USD	65,010	41
Hellas Telecommunications Finance SCA*	8.21%	7/15/2015	109,187	EUR	32,169	0
					227,402	4,875

*	Non-income producing security.
**
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of March 31, 2013.

***	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $79,875,692.  At March 31, 2013, net unrealized appreciation for all securities based on tax cost was $2,058,479.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $3,118,908 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,060,429.

(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	When-issued or delayed delivery security included.
(c)	All or a portion of these securities were on loan. The value of securities loaned at March 31, 2013 amounted to $2,245,424 which is 2.9% of net assets.
(d)	At March 31, 2013, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(e)
The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities").  Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933.  The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security.  Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell.  This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund.  The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Schedule of Restricted Securities	Acquisition Date	Cost ($)	Value ($)	Value as % of Net Assets
AOT Bedding Super Holdings LLC*	June 2010	4,000	34,776	.05

(f) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(g) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CLO: Collateralized Loan Obligation
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

LIBOR: London Interbank Offered Rate
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT: Real Estate Investment Trust
SPDR: Standard & Poor's Depositary Receipt
The Fund can invest in certain Senior Loan agreements that include the obligation to make additional loans in certain circumstances.  The Fund reserves against such contingent obligations by segregating cash, liquid securities and liquid Senior Loans.  At March 31, 2013, the Fund had an unfunded loan commitment of $49,532, which could be extended at the option of the borrower, pursuant to the following loan agreement:

Borrower	Unfunded Loan Commitment ($)	Value ($)	Unrealized Appreciation ($)

Tallgrass Energy Partners LP, Term Delay Draw, 11/13/2017	49,532	50,000	468

At March 31, 2013, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year Canadian Government Bond	CAD	6/19/2013	2	265,827	5,955
Federal Republic of Germany Euro-Bund	EUR	6/6/2013	4	745,986	19,476
Ultra Long U.S. Treasury Bond	USD	6/19/2013	42	6,618,938	(16,396)
Total net unrealized appreciation					9,035

At March 31, 2013, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)

10 Year U.S. Treasury Note	USD	6/19/2013	194	25,604,969	(166,933)
5 Year U.S. Treasury Note	USD	6/28/2013	20	2,481,094	(15,821)
Total unrealized depreciation					(182,754)

At March 31, 2013, open written options contracts were as follows:

Options on Interest Rate Swap Contracts
	Swap Effective/ Expiration Date	Contract Amount	Option Expiration Date	Premiums Received ($)	Value ($) (h)

Call Options
Receive Fixed - 3.19% - Pay Floating - LIBOR	2/3/2017 2/3/2027	700,000	2/1/2017	50,400	(43,757)
Receive Fixed - 3.32% - Pay Floating - LIBOR	2/3/2017 2/3/2027	700,000	2/1/2017	50,631	(40,290)
Receive Fixed - 4.083% - Pay Floating - LIBOR	5/11/2016 5/11/2026	1,400,000	5/9/2016	47,600	(35,333)
Receive Fixed - 4.135% - Pay Floating - LIBOR	4/27/2016 4/27/2026	1,300,000	4/25/2016	48,100	(30,862)
Receive Fixed - 4.22% - Pay Floating - LIBOR	4/22/2016 4/22/2026	1,300,000	4/20/2016	46,345	(28,718)
Total Call Options				243,076	(178,960)

Put Options
Pay Fixed - 1.9% - Receive Floating - LIBOR	4/24/2013 4/24/2023	1,300,000	4/22/2013	17,810	(1,846)
Pay Fixed - 3.19% - Receive Floating - LIBOR	2/3/2017 2/3/2027	700,000	2/1/2017	50,400	(37,322)
Pay Fixed - 3.32% -Receive Floating - LIBOR	2/3/2017 2/3/2027	700,000	2/1/2017	50,631	(41,474)
Total Put Options				118,841	(80,642)

Total				361,917	(259,602)

(h)	Unrealized appreciation on written options on interest rate swap contracts at March 31, 2013 was $102,315.

At March 31, 2013, open credit default swap contracts sold were as follows:

Effective/ Expiration Date	Notional Amount ($) (i)	Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (j)	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation ($)

6/21/2010 9/20/2013	70,0001	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BBB-	1,718	858	860
9/21/2009 12/20/2014	290,0002	1.0%	Berkshire Hathaway Finance Corp., 4.625%, 10/15/2013, AA+	3,721	(7,340)	11,061
6/21/2010 9/20/2015	90,0003	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BBB-	8,991	(1,604)	10,595
12/20/2010 3/20/2016	290,0004	1.0%	Freeport-McMoRan Copper & Gold, Inc., 3.55%, 3/1/2022, BBB-	835	(80)	915
3/21/2011 6/20/2016	120,0002	5.0%	HCA, Inc., 6.375%, 1/15/2015, B-	12,881	2,893	9,988
12/20/2011 3/20/2017	60,0005	5.0%	CIT Group, Inc., 5.5%, 2/15/2019, BB-	8,090	2,008	6,082
9/20/2012 12/20/2017	75,0006	5.0%	General Motors Corp., 3.3%, 12/20/2017, BB+	9,273	5,264	4,009
9/20/2012 12/20/2017	400,0007	1.0%	Kingdom of Spain, 5.5%, 7/30/2017, BBB-	(32,560)	(48,048)	15,488
9/20/2012 12/20/2017	400,0001	1.0%	Kingdom of Spain, 5.5%, 7/30/2017, BBB-	(32,560)	(42,729)	10,169
Total unrealized appreciation					69,167

(i)
The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract.  These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation, if any.

(j)	The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings and are unaudited.

At March 31, 2013, open interest rate swap contracts were as follows:

Effective/ Expiration Date	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation ($)

4/13/2012 4/13/2016	1,500,0007	Floating — LIBOR	Fixed — 1.22%	34,406	—	34,406
7/16/2013 7/16/2014	1,800,0008	Floating — LIBOR	Fixed — 0.515%	2,215	(60)	2,275
7/16/2013 7/16/2018	800,0008	Floating —- LIBOR	Fixed — 1.148%	2,628	(156)	2,784
7/16/2013 7/16/2043	400,0008	Fixed — 2.424%	Floating — LIBOR	50,498	(266)	50,764
Total unrealized appreciation					90,229

Counterparties:
1	Citigroup, Inc.
2	JPMorgan Chase Securities, Inc.
3	Bank of America
4	Morgan Stanley
5	Credit Suisse
6	UBS AG
7	BNP Paribas
8	Nomura International PLC

As of March 31, 2013, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

AUD	550,000	USD	572,696	4/9/2013	320	BNP Paribas
CAD	1,500,000	USD	1,517,417	4/9/2013	41,073	Nomura International PLC
EUR	750,000	USD	980,102	4/9/2013	18,676	Barclays Bank PLC
AUD	400,000	NZD	498,268	4/15/2013	480	BNP Paribas
EUR	160,000	USD	207,370	4/15/2013	2,253	Citigroup, Inc.
USD	185,885	MXN	2,375,000	4/15/2013	6,163	JPMorgan Chase Securities, Inc.
USD	185,974	MXN	2,375,000	4/15/2013	6,073	Barclays Bank PLC
EUR	150,000	USD	193,095	4/22/2013	794	Nomura International PLC
EUR	300,000	USD	389,878	4/22/2013	5,275	JPMorgan Chase Securities, Inc.
USD	187,391	MXN	2,400,000	5/13/2013	6,162	Barclays Bank PLC
JPY	60,000,000	USD	643,128	5/21/2013	5,534	Nomura International PLC
JPY	20,000,000	USD	215,943	5/21/2013	3,412	JPMorgan Chase Securities, Inc.
USD	209,363	JPY	20,000,000	5/21/2013	3,169	Nomura International PLC
Total unrealized appreciation					99,384

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

USD	591,915	RUB	18,000,000	4/8/2013	(13,665)	JPMorgan Chase Securities, Inc.
NZD	502,100	AUD	400,000	4/15/2013	(3,684)	JPMorgan Chase Securities, Inc.
USD	259	EUR	200	4/15/2013	(3)	Citigroup, Inc.
MXN	4,750,000	USD	380,517	4/15/2013	(3,577)	JPMorgan Chase Securities, Inc.
USD	416,720	AUD	400,000	4/18/2013	(726)	UBS AG
AUD	200,000	USD	206,932	4/18/2013	(1,065)	Nomura International PLC
AUD	200,000	USD	207,410	4/18/2013	(587)	JPMorgan Chase Securities, Inc.
NZD	200,000	USD	166,265	4/26/2013	(819)	JPMorgan Chase Securities, Inc.
MXN	2,400,000	USD	191,335	5/13/2013	(2,218)	Barclays Bank PLC
USD	653,303	JPY	60,000,000	5/21/2013	(15,709)	JPMorgan Chase Securities, Inc.
JPY	20,000,000	USD	209,753	6/19/2013	(2,823)	UBS AG
JPY	20,000,000	USD	211,004	6/19/2013	(1,572)	Barclays Bank PLC
GBP	400,000	USD	603,156	6/24/2013	(4,367)	JPMorgan Chase Securities, Inc.
Total unrealized depreciation					(50,815)

Currency Abbreviations

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
NZD	New Zealand Dollar
RUB	Russian Ruble
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2013 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments(k)
Corporate Bonds	$—	$42,022,908	$18,070	$42,040,978
Mortgage-Backed Securities Pass-Throughs	—	5,216,926	—	5,216,926
Asset-Backed	—	642,129	—	642,129
Commercial Mortgage-Backed Securities	—	1,842,261	—	1,842,261
Collateralized Mortgage Obligations	—	2,601,888	—	2,601,888
Government & Agency Obligations	—	10,681,538	—	10,681,538
Loan Participations and Assignments	—	5,261,327	—	5,261,327
Municipal Bonds and Notes	—	969,379	—	969,379
Convertible Bonds	—	111,841	142,419	254,260
Preferred Securities	—	87,400	—	87,400
Other Investments	—	—	34,776	34,776
Common Stocks(k)	—	546	15,034	15,580
Preferred Stocks	—	59,340	—	59,340
Warrants(k)	—	—	5,372	5,372
Exchange-Traded Fund	16,956	—	—	16,956
Short-Term Investments(k)	11,855,866	—	—	11,855,866
Unfunded Loan Commitment	—	468	—	468
Derivatives (l)
Purchased Options	57,109	291,086	—	348,195
Credit Default Swap Contracts	—	69,167	—	69,167
Interest Rate Swap Contracts	—	90,229	—	90,229
Forward Foreign Currency Exchange Contracts	—	99,384	—	99,384
Futures Contracts	25,431	—	—	25,431
Total	$11,955,362	$70,047,817	$215,671	$82,218,850
Liabilities
Derivatives (l)
Written Options	$(259,602)	$—	$—	$(259,602)
Futures Contracts	(199,150)	—	—	(199,150)
Forward Foreign Currency Exchange Contracts	—	(50,815)	—	(50,815)
Total	$(458,752)	$(50,815)	$—	$(509,567)

There have been no transfers between fair value measurement levels during the period ended March 31, 2013.
(k)	See Investment Portfolio for additional detailed categorizations.
(l)
Derivatives include value of open options purchased, written options, at value, and unrealized appreciation (depreciation) on futures contracts, credit default swap contracts, interest rate swap contracts and forward foreign currency exchange contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of March 31, 2013 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Forward Currency Contracts	Options
Credit Contracts	$—	$69,167	$—	$—
Foreign Exchange Contracts	$—	$—	$48,569	$—
Interest Rate Contracts	$(173,719)	$90,229	$—	$(25,962)

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Variable Series II

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	May 17, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	May 17, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	May 17, 2013